GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 61.5%
Aerospace & Defense(a) – 0.6%
Howmet Aerospace, Inc.
$160,000	5.125%		10/01/24	$ 159,483
RTX Corp.
3,040,000	5.750		11/08/26	3,122,171

				3,281,654

Airlines(a)(b) – 0.1%
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
985,000	8.000		09/20/25	704,846

Automotive – 3.7%
Dana Financing Luxembourg Sarl(a)(b)
703,000	5.750		04/15/25	701,144
Ford Motor Credit Co. LLC(a)
1,429,000	2.300		02/10/25	1,374,512
General Motors Financial Co., Inc.
2,425,000	1.200		10/15/24	2,338,743
5,415,000	3.800		04/07/25	5,306,267
Goodyear Tire & Rubber Co.(a)
1,330,000	9.500		05/31/25	1,353,408
Hyundai Capital America(b)
2,375,000	1.000		09/17/24	2,298,311
980,000	5.800		06/26/25	985,664
Volkswagen Group of America Finance LLC(b)
1,230,000	3.350		05/13/25	1,197,639
2,775,000	3.950		06/06/25	2,720,749
1,500,000	5.800		09/12/25	1,513,350

				19,789,787

Banks – 21.5%
ANZ New Zealand International Ltd.(b)(c) (Secured Overnight Financing Rate + 0.600%)
1,150,000	6.002		02/18/25	1,148,758
Banco Santander SA
3,400,000	5.147		08/18/25	3,381,980
Bank of America Corp.
2,500,000	4.000		01/22/25	2,465,975
(Secured Overnight Financing Rate + 0.670%)
9,975,000	1.843	(a)(c)	02/04/25	9,936,995
(Secured Overnight Financing Rate + 0.690%)
3,297,000	0.976	(a)(c)	04/22/25	3,244,017
Bank of Montreal(a)
4,440,000	4.700		09/14/27	4,450,745
Bank of New York Mellon Corp.(a)(c) (Secured Overnight Financing Rate + 1.026%)
1,910,000	4.947		04/26/27	1,909,618
Banque Federative du Credit Mutuel SA(b)
4,045,000	4.935		01/26/26	4,028,375
BNP Paribas SA(a)(b)(c) (Secured Overnight Financing Rate + 1.228%)
4,345,000	2.591		01/20/28	4,020,559
Canadian Imperial Bank of Commerce
855,000	5.144		04/28/25	855,308
2,980,000	5.615		07/17/26	3,037,127

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc.(a)(c)
(Secured Overnight Financing Rate + 0.694%)
$3,925,000	6.075%	01/25/26	$ 3,902,863
(Secured Overnight Financing Rate + 1.372%)
3,295,000	4.140	05/24/25	3,275,461
(Secured Overnight Financing Rate + 1.546%)
4,460,000	5.610	09/29/26	4,492,513
Citizens Bank NA(a)
900,000	2.250	04/28/25	860,589
Credit Suisse AG
1,605,000	7.950	01/09/25	1,639,877
4,995,000	3.700	02/21/25	4,892,253
Deutsche Bank AG
2,105,000	4.162	05/13/25	2,076,267
DNB Bank ASA(a)(b)(c) (Secured Overnight Financing Rate Index + 0.810%)
786,000	2.968	03/28/25	780,867
Federation des Caisses Desjardins du Quebec(b)
4,840,000	4.400	08/23/25	4,778,096
JPMorgan Chase & Co.(a)(c) (Secured Overnight Financing Rate + 0.420%)
2,750,000	0.563	02/16/25	2,730,750
Manufacturers & Traders Trust Co.(a)
3,955,000	4.650	01/27/26	3,871,075
Mitsubishi UFJ Financial Group, Inc.(a)(c) (1 yr. CMT + 1.550%)
6,934,000	5.063	09/12/25	6,908,414
Morgan Stanley(a)(c)
(Secured Overnight Financing Rate + 0.625%)
7,125,000	6.007	01/24/25	7,114,099
(Secured Overnight Financing Rate + 0.745%)
725,000	0.864	10/21/25	696,529
(Secured Overnight Financing Rate + 1.295%)
952,000	5.050	01/28/27	952,809
(Secured Overnight Financing Rate + 1.669%)
1,590,000	4.679	07/17/26	1,575,308
PNC Financial Services Group, Inc.(a)(c) (Secured Overnight Financing Rate + 1.322%)
2,810,000	5.812	06/12/26	2,829,782
Royal Bank of Canada
2,695,000	4.950	04/25/25	2,696,213
Santander Holdings USA, Inc.(a)(c) (Secured Overnight Financing Rate Index + 1.380%)
1,995,000	4.260	06/09/25	1,969,265
Santander U.K. Group Holdings PLC(a)(c) (Secured Overnight Financing Rate + 0.787%)
1,425,000	1.089	03/15/25	1,408,912
Societe Generale SA(b)
4,885,000	4.351	06/13/25	4,836,980
Standard Chartered PLC(a)(b)(c) (1 yr. CMT + 0.780%)
875,000	0.991	01/12/25	873,731
Sumitomo Mitsui Financial Group, Inc.
725,000	0.948	01/12/26	668,022
Toronto-Dominion Bank
1,810,000	4.693	09/15/27	1,810,434

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
UBS AG
$6,420,000	5.800%	09/11/25	$ 6,495,692
Wells Fargo & Co.(a)(c) (Secured Overnight Financing Rate + 1.560%)
2,390,000	4.540	08/15/26	2,366,387
Westpac New Zealand Ltd.(b)
1,175,000	4.902	02/15/28	1,173,637

			116,156,282

Beverages – 0.8%
Constellation Brands, Inc.
1,830,000	3.600	05/09/24	1,816,330
JDE Peet’s NV(a)(b)
2,625,000	0.800	09/24/24	2,525,224

			4,341,554

Biotechnology – 0.9%
Amgen, Inc.
4,900,000	5.250	03/02/25	4,911,417

Building Materials(b) – 0.6%
Carrier Global Corp.
3,240,000	5.800	11/30/25	3,284,906

Chemicals(a) – 0.2%
Celanese U.S. Holdings LLC
309,000	3.500	05/08/24	306,024
Westlake Corp.
975,000	0.875	08/15/24	945,731

			1,251,755

Commercial Services(a) – 0.1%
Global Payments, Inc.
525,000	1.200	03/01/26	482,412

Computers(a) – 0.2%
Dell International LLC/EMC Corp.
1,075,000	5.850	07/15/25	1,086,073

Diversified Financial Services – 3.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
1,869,000	1.650	10/29/24	1,803,566
Air Lease Corp.(a)
2,891,000	4.250	02/01/24	2,886,230
897,000	0.700	02/15/24	891,224
825,000	2.300	02/01/25	796,034
American Express Co.(a)(c)
2,282,000	6.734	10/30/26	2,293,844
(Secured Overnight Financing Rate + 0.999%)
2,965,000	4.990	05/01/26	2,958,032
Aviation Capital Group LLC(a)(b)
1,200,000	5.500	12/15/24	1,193,292
550,000	1.950	01/30/26	509,520
Avolon Holdings Funding Ltd.(a)(b)
675,000	2.875	02/15/25	651,834
Nomura Holdings, Inc.
1,390,000	5.099	07/03/25	1,381,340

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Synchrony Financial(a)
$3,085,000	4.875%		06/13/25	$ 3,031,506
United Wholesale Mortgage LLC(a)(b)
1,460,000	5.500		11/15/25	1,450,773

				19,847,195

Electrical – 5.9%
American Electric Power Co., Inc.
1,750,000	2.031		03/15/24	1,734,460
Avangrid, Inc.(a)
650,000	3.200		04/15/25	632,028
Berkshire Hathaway Energy Co.(a)
650,000	4.050		04/15/25	642,493
CenterPoint Energy, Inc.
2,165,000	5.250		08/10/26	2,184,810
CMS Energy Corp.(a)
389,000	3.875		03/01/24	387,732
Dominion Energy, Inc.(a)
2,025,000	1.450		04/15/26	1,877,074
DTE Energy Co.
4,810,000	4.220		11/01/24	4,748,624
575,000	1.050	(a)	06/01/25	541,926
Enel Finance International NV(a)(b)
2,575,000	1.375		07/12/26	2,347,396
Eversource Energy
2,405,000	4.200		06/27/24	2,387,371
FirstEnergy Corp.(a)
400,000	2.050		03/01/25	385,300
NextEra Energy Capital Holdings, Inc.
1,960,000	6.051		03/01/25	1,977,660
2,370,000	4.450		06/20/25	2,349,144
NRG Energy, Inc.(a)(b)
1,225,000	3.750		06/15/24	1,209,577
Public Service Enterprise Group, Inc.(a)
675,000	0.800		08/15/25	630,821
Southern Co.(d)
3,575,000	4.475		08/01/24	3,543,468
Southern Power Co.(a)
500,000	0.900		01/15/26	460,920
Vistra Operations Co. LLC(a)(b)
875,000	3.550		07/15/24	861,770
Xcel Energy, Inc.(a)
3,325,000	1.750		03/15/27	3,033,098

				31,935,672

Entertainment(a)(b) – 0.1%
Six Flags Theme Parks, Inc.
610,000	7.000		07/01/25	613,325

Environmental(a) – 0.4%
GFL Environmental, Inc.(b)
1,415,000	3.750		08/01/25	1,380,998
Waste Management, Inc.
625,000	0.750		11/15/25	580,856

				1,961,854

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – 1.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)(b)
$1,430,000	3.250%	03/15/26	$ 1,352,565
J M Smucker Co.(a)
813,000	5.900	11/15/28	856,040
Mondelez International Holdings Netherlands BV(b)
2,500,000	0.750	09/24/24	2,409,000
3,250,000	4.250	09/15/25	3,209,050
Mondelez International, Inc.(a)
525,000	1.500	05/04/25	500,719

			8,327,374

Gas(a) – 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.
1,290,000	5.875	08/20/26	1,274,404
East Ohio Gas Co.(b)
250,000	1.300	06/15/25	236,422
NiSource, Inc.
1,025,000	0.950	08/15/25	958,170

			2,468,996

Healthcare Providers & Services(a) – 1.9%
Aetna, Inc.
1,250,000	3.500	11/15/24	1,229,837
HCA, Inc.
1,500,000	5.625	09/01/28	1,535,100
Revvity, Inc.
1,700,000	0.850	09/15/24	1,641,945
Thermo Fisher Scientific, Inc.
2,760,000	5.000	12/05/26	2,804,933
Zimmer Biomet Holdings, Inc.
3,000,000	1.450	11/22/24	2,892,150

			10,103,965

Insurance – 0.8%
American International Group, Inc.
335,000	4.125	02/15/24	334,015
Athene Global Funding(b)
2,225,000	0.950	01/08/24	2,222,219
375,000	2.500	01/14/25	361,421
106,000	1.450	01/08/26	97,610
Equitable Financial Life Global Funding(b)
700,000	1.400	07/07/25	659,428
Great-West Lifeco U.S. Finance 2020 LP(a)(b)
425,000	0.904	08/12/25	394,634

			4,069,327

Internet(a)(b) – 0.4%
Prosus NV
2,260,000	3.257	01/19/27	2,077,081

Iron/Steel – 0.4%
Nucor Corp.
730,000	3.950	05/23/25	718,327

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Iron/Steel – (continued)
Steel Dynamics, Inc.(a)
$1,240,000	2.400%	06/15/25	$ 1,187,759

			1,906,086

Leisure Time(a)(b) – 0.2%
NCL Corp. Ltd.
930,000	5.875	02/15/27	918,868

Lodging(a) – 0.5%
Marriott International, Inc.
1,530,000	5.450	09/15/26	1,556,714
MGM Resorts International
1,375,000	6.750	05/01/25	1,380,885

			2,937,599

Machinery-Diversified(a) – 0.6%
Otis Worldwide Corp.
3,255,000	2.056	04/05/25	3,131,928

Mining(a)(b) – 0.1%
Glencore Funding LLC
675,000	1.625	09/01/25	638,030

Miscellaneous Manufacturing – 0.7%
Amsted Industries, Inc.(a)(b)
522,000	5.625	07/01/27	523,493
Hillenbrand, Inc.(a)
1,380,000	5.750	06/15/25	1,377,626
Parker-Hannifin Corp.
1,745,000	3.650	06/15/24	1,728,353

			3,629,472

Office & Business Equipment(a)(b) – 0.3%
Xerox Holdings Corp.
1,385,000	5.000	08/15/25	1,357,314

Oil Field Services – 1.7%
Canadian Natural Resources Ltd.(a)
825,000	2.050	07/15/25	786,274
Pioneer Natural Resources Co.
2,825,000	5.100	03/29/26	2,844,775
QatarEnergy(a)(b)
2,520,000	1.375	09/12/26	2,309,933
SA Global Sukuk Ltd.(a)
2,520,000	1.602	06/17/26	2,334,150
Sunoco LP/Sunoco Finance Corp.(a)(b)
760,000	7.000	09/15/28	784,563

			9,059,695

Packaging(a) – 0.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
557,000	6.000	06/15/27	554,516
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(b)
1,395,000	5.250	04/30/25	1,357,028

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Packaging(a) – (continued)
Berry Global, Inc.
$550,000	1.570%	01/15/26	$ 511,456

			2,423,000

Pharmaceuticals(a) – 1.5%
CVS Health Corp.
4,015,000	5.000	02/20/26	4,032,907
Herbalife Nutrition Ltd./HLF Financing, Inc.(b)
2,940,000	7.875	09/01/25	2,916,745
PRA Health Sciences, Inc.(b)
1,435,000	2.875	07/15/26	1,342,715

			8,292,367

Pipelines(a) – 1.4%
Kinetik Holdings LP(b)
705,000	6.625	12/15/28	719,819
NuStar Logistics LP
285,000	5.750	10/01/25	284,333
1,360,000	6.000	06/01/26	1,356,178
TransCanada PipeLines Ltd.
2,275,000	1.000	10/12/24	2,192,759
Williams Cos., Inc.
3,090,000	5.300	08/15/28	3,163,635

			7,716,724

Real Estate Investment Trust – 0.8%
Crown Castle, Inc.(a)
700,000	1.350	07/15/25	660,975
VICI Properties LP
3,715,000	4.375	05/15/25	3,652,960

			4,313,935

Retailing(a) – 1.2%
7-Eleven, Inc.(b)
400,000	0.950	02/10/26	369,684
Genuine Parts Co.
1,375,000	1.750	02/01/25	1,322,063
Murphy Oil USA, Inc.
1,535,000	5.625	05/01/27	1,529,996
O’Reilly Automotive, Inc.
1,965,000	5.750	11/20/26	2,011,983
Penske Automotive Group, Inc.
1,515,000	3.500	09/01/25	1,470,156

			6,703,882

Semiconductors(a) – 1.4%
Broadcom, Inc.
5,225,000	3.625	10/15/24	5,153,678
Intel Corp.
2,300,000	4.875	02/10/28	2,338,479
NXP BV/NXP Funding LLC/NXP USA, Inc.
275,000	2.700	05/01/25	264,993

			7,757,150

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software – 3.4%
Fidelity National Information Services, Inc.(a)
$1,050,000	1.150%		03/01/26	$ 970,599
3,950,000	4.700		07/15/27	3,950,988
Fiserv, Inc.(a)
7,950,000	2.750		07/01/24	7,828,762
Oracle Corp.
1,400,000	2.500	(a)	04/01/25	1,356,040
1,900,000	5.800		11/10/25	1,931,122
VMware LLC(a)
2,600,000	1.000		08/15/24	2,524,704

				18,562,215

Telecommunication Services(a) – 1.8%
T-Mobile USA, Inc.
8,800,000	3.500		04/15/25	8,617,928
Verizon Communications, Inc.
1,450,000	0.850		11/20/25	1,348,137

				9,966,065

Transportation(a) – 1.0%
Canadian Pacific Railway Co.
5,375,000	1.350		12/02/24	5,182,468

Trucking & Leasing(a)(b) – 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,025,000	1.200		11/15/25	950,329

TOTAL CORPORATE OBLIGATIONS (Cost $337,404,925)				$332,142,602

Asset-Backed Securities(a) – 22.6%
Automotive – 7.0%
Ford Credit Auto Owner Trust Series 2020-1, Class A
$6,835,000	2.040	%(b)	08/15/31	$ 6,600,289
2,600,000	3.520	(b)	07/15/30	2,598,087
874,945	5.370		08/15/25	874,028
Ford Credit Floorplan Master Owner Trust A Series 2019-4, Class A
3,625,000	2.440		09/15/26	3,548,381
3,200,000	1.060		09/15/27	2,993,611
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A(b)
1,500,000	2.900		04/15/26	1,487,887
Hyundai Auto Lease Securitization Trust Series 2022-A, Class A3(b)
1,502,612	1.160		01/15/25	1,492,891
Hyundai Auto Receivables Trust Series 2021-A, Class A3
260,282	0.380		09/15/25	256,636
2,975,000	5.390		06/15/27	2,986,138
Mercedes-Benz Auto Lease Trust Series 2021-B, Class A3
229,869	0.400		11/15/24	229,465
Mercedes-Benz Auto Receivables Trust Series 2022-1, Class A2
378,228	5.260		10/15/25	377,843

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Automotive – (continued)
NextGear Floorplan Master Owner Trust Series 2021-1A, Class A(b)
$5,500,000	0.850%	07/15/26	$ 5,355,390
Tesla Auto Lease Trust Series 2021-B, Class A3(b)
4,519,520	0.600	09/22/25	4,454,499
Toyota Auto Receivables Owner Trust Series 2021-D, Class A3
2,688,167	0.710	04/15/26	2,609,424
2,000,000	5.300	09/15/27	2,010,270

			37,874,839

Collateralized Loan Obligations(b)(c) – 9.6%
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class AR (3 mo. USD Term SOFR + 1.462%)
1,300,000	6.877	07/20/34	1,296,775
Anchorage Capital CLO 18 Ltd. Series 2021-18A, Class A1 (3 mo. USD Term SOFR + 1.412%)
4,000,000	6.806	04/15/34	3,990,116
Bain Capital Credit CLO Ltd. Series 2021-7A, Class A1 (3 mo. USD Term SOFR + 1.402%)
5,000,000	6.814	01/22/35	4,998,060
BSPDF Issuer Ltd. Series 2021-FL1, Class A (1 mo. USD Term SOFR + 1.314%)
989,345	6.676	10/15/36	969,354
CBAM Ltd. Series 2017-2A, Class AR (3 mo. USD Term SOFR + 1.452%)
5,000,000	6.854	07/17/34	4,989,320
Cedar Funding VII CLO Ltd. Series 2018-7A, Class A1 (3 mo. USD Term SOFR + 1.262%)
2,828,895	6.677	01/20/31	2,828,773
Clover CLO LLC Series 2021-1A, Class A (3 mo. USD Term SOFR + 1.362%)
2,100,000	6.774	04/22/34	2,096,422
Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3 mo. USD Term SOFR + 1.012%)
4,837,658	6.406	04/15/29	4,826,067
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR (3 mo. USD Term SOFR + 1.332%)
1,000,000	6.726	07/15/33	999,503
Northwoods Capital XVIII Ltd. Series 2019-18A, Class AR (3 mo. USD Term SOFR + 1.362%)
5,000,000	6.729	05/20/32	4,980,500
OCP CLO Ltd. Series 2014-5A, Class A1R (3 mo. USD Term SOFR + 1.342%)
2,531,629	6.721	04/26/31	2,531,479
Octagon 54 Ltd. Series 2021-1A, Class A1 (3 mo. USD Term SOFR + 1.382%)
1,000,000	6.776	07/15/34	998,563
OHA Credit Funding 3 Ltd. Series 2019-3A, Class AR (3 mo. USD Term SOFR + 1.402%)
2,500,000	6.817	07/02/35	2,499,120
Pikes Peak CLO 2 Series 2018-2A, Class AR (3 mo. USD Term SOFR + 1.452%)
6,700,000	6.847	10/18/34	6,689,943

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Collateralized Loan Obligations(b)(c) – (continued)
Trysail CLO Ltd. Series 2021-1A, Class A1 (3 mo. USD Term SOFR + 1.582%)
$1,400,000	6.997%	07/20/32	$ 1,400,252
Wellfleet CLO Ltd. Series 2021-3A, Class A (3 mo. USD Term SOFR + 1.452%)
5,000,000	6.846	01/15/35	4,988,390
Zais CLO 15 Ltd. Series 2020-15A, Class A1R (3 mo. USD Term SOFR + 1.612%)
475,000	7.002	07/28/32	470,649

			51,553,286

Credit Card – 4.0%
Barclays Dryrock Issuance Trust Series 2021-1, Class A
6,200,000	0.630	07/15/27	5,996,896
CARDS II Trust Series 2021-1A, Class A(b)
4,075,000	0.602	04/15/27	4,014,156
Evergreen Credit Card Trust Series 2021-1, Class A(b)
8,275,000	0.900	10/15/26	7,993,492
Master Credit Card Trust Series 2021-1A, Class A(b)
3,900,000	0.530	11/21/25	3,822,334

			21,826,878

Student Loan – 2.0%
Access Group, Inc. Series 2013-1, Class A(b)(c) (30 day USD SOFR Average + 0.614%)
434,522	5.952	02/25/36	428,943
ECMC Group Student Loan Trust Series 2017-1A, Class A(b)(c) (30 day USD SOFR Average + 1.314%)
1,205,131	6.652	12/27/66	1,204,770
Edsouth Indenture No. 5 LLC Series 2014-1, Class A(b)(c) (30 day USD SOFR Average + 0.814%)
840,446	6.152	02/25/39	830,466
Goal Capital Funding Trust Series 2010-1, Class A(b)(c) (3 mo. USD LIBOR + 0.700%)
8,850	6.341	08/25/48	8,764
Illinois Student Assistance Commission Series 2010-1, Class A3(c) (90 day USD SOFR Average + 1.162%)
785,994	6.496	07/25/45	785,999
Kentucky Higher Education Student Loan Corp. Series 2021-1, Class A1B(c) (1 mo. USD Term SOFR + 0.894%)
628,661	6.250	03/25/51	620,940
Massachusetts Educational Financing Authority Series 2008-1, Class A1(c) (90 day USD SOFR Average + 1.212%)
128,312	6.590	04/25/38	125,740
Navient Student Loan Trust Series 2017-2A, Class A(b)(c) (30 day USD SOFR Average + 1.164%)
1,840,117	6.502	12/27/66	1,828,697
Nelnet Student Loan Trust Series 2012-3A, Class A(b)(c) (30 day USD SOFR Average + 0.814%)
1,594,786	6.152	03/26/40	1,579,215
PHEAA Student Loan Trust Series 2014-3A, Class A(b)(c) (30 day USD SOFR Average + 0.704%)
2,238,976	6.042	08/25/40	2,210,201

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Student Loan – (continued)
Rhode Island Student Loan Authority Series 2012-1, Class A1(c) (-1X 30 day USD SOFR Average + 1.014%)
$418,396	6.345%		07/01/31	$ 418,214
SLC Student Loan Trust Series 2007-1, Class A4(c) (90 day USD SOFR Average + 0.322%)
660,350	5.665		05/15/29	658,569
(90 day USD SOFR Average + 1.137%)
124,778	6.481		11/25/42	124,993

				10,825,511

TOTAL ASSET-BACKED SECURITIES (Cost $124,482,246)				$122,080,514

Mortgage-Backed Obligations – 3.8%
Collateralized Mortgage Obligations – 1.0%
Regular Floater(c) – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 3371, Class FA (30 day USD SOFR Average + 0.714%)
$264,905	6.053	%(a)	09/15/37	$ 262,307
Federal Home Loan Mortgage Corp. REMICS Series 3545, Class FA (30 day USD SOFR Average + 0.964%)
30,074	6.303		06/15/39	30,158
Federal Home Loan Mortgage Corp. REMICS Series 3374, Class FT (30 day USD SOFR Average + 0.414%)
32,487	5.753		04/15/37	31,537
Federal Home Loan Mortgage Corp. STRIPS Series 237, Class F23 (30 day USD SOFR Average + 0.514%)
85,341	5.853		05/15/36	84,141
Federal National Mortgage Association REMICS Series 2013-96, Class FW (30 day USD SOFR Average + 0.514%)
42,777	5.852		09/25/43	42,038
Federal National Mortgage Association REMICS Series 2006-72, Class XF (30 day USD SOFR Average + 0.614%)
121,559	5.952		08/25/36	119,907
Federal National Mortgage Association REMICS Series 2009-75, Class MF (30 day USD SOFR Average + 1.264%)
226,219	6.602		09/25/39	228,653
Federal National Mortgage Association REMICS Series 2008-22, Class FD (30 day USD SOFR Average + 0.954%)
145,220	6.292		04/25/48	144,668

				943,409

Sequential Fixed Rate – 0.3%
Federal Home Loan Mortgage Corp. REMICS Series 4248, Class LM
192,968	6.500		05/15/41	203,949
Verus Securitization Trust Series 2022-1, Class A1
1,736,198	2.724	(a)(b)(d)	01/25/67	1,558,279

				1,762,228

Sequential Floating Rate – 0.5%
CSMC Trust Series 2021-NQMB, Class A1
278,128	1.841	(a)(b)(c)	10/25/66	238,154

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3, Class M1A (30 day USD SOFR Average + 2.000%)
$305,806	7.337	%(a)(b)(c)	04/25/42	$ 308,733
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1, Class M1A (30 day USD SOFR Average + 1.000%)
640,993	6.337	(a)(b)(c)	01/25/42	638,891
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R03, Class 1M2 (30 day USD SOFR Average + 1.650%)
442,000	6.987	(a)(b)(c)	12/25/41	436,279
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R05, Class 2M1 (30 day USD SOFR Average + 1.900%)
328,743	7.237	(a)(b)(c)	04/25/42	330,738
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03, Class 2M2 (30 day USD SOFR Average + 3.900%)
122,772	9.237	(a)(b)(c)	04/25/43	131,430
Federal National Mortgage Association REMICS Series 1997-20, Class F
688	3.324	(c)	03/25/27	684
OBX Trust Series 2022-NQM7, Class A1
258,116	5.110	(a)(b)(d)	08/25/62	257,814
Verus Securitization Trust Series 2021-8, Class A1
197,163	1.824	(a)(b)(c)	11/25/66	168,891

				2,511,614

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 5,217,251

Commercial Mortgage-Backed Securities – 2.8%
Sequential Fixed Rate(a) – 0.8%
Bank Series 2017-BNK6, Class A3
$1,357,233	3.125%		07/15/60	$ 1,334,534
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4
3,000,000	3.249		02/15/48	2,915,434

				4,249,968

Sequential Floating Rate(c) – 2.0%
BX Commercial Mortgage Trust Series 2021-CIP, Class A (1 mo. USD Term SOFR + 1.035%)
550,000	6.398	(b)	12/15/38	538,504
BX Commercial Mortgage Trust Series 2021-21M, Class A (1 mo. USD Term SOFR + 0.844%)
438,694	6.207	(b)	10/15/36	429,923
BX Trust Series 2021-ARIA, Class A (1 mo. USD Term SOFR + 1.014%)
1,100,000	6.376	(b)	10/15/36	1,077,057
BX Trust Series 2021-MFM1, Class A (1 mo. USD Term SOFR + 0.814%)
76,626	6.177	(b)	01/15/34	75,619

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
BX Trust Series 2021-BXMF, Class A (1 mo. USD Term SOFR + 0.750%)
$656,926	6.112	%(b)	10/15/26	$ 643,869
ELP Commercial Mortgage Trust Series 2021-ELP, Class A (1 mo. USD Term SOFR + 0.815%)
3,695,698	6.178	(b)	11/15/38	3,621,500
EQUS Mortgage Trust Series 2021-EQAZ, Class A (1 mo. USD Term SOFR + 0.869%)
549,989	6.231	(a)(b)	10/15/38	538,241
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF31, Class A (30 day USD SOFR Average + 0.484%)
167,147	5.815	(a)	04/25/24	167,107
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF32, Class A (30 day USD SOFR Average + 0.484%)
217,625	5.815	(a)	05/25/24	217,534
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF58, Class A (30 day USD SOFR Average + 0.614%)
596,780	5.945	(a)	01/25/26	596,421
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF60, Class A (30 day USD SOFR Average + 0.604%)
416,627	5.935	(a)	02/25/26	415,569
Great Wolf Trust Series 2019-WOLF, Class A (1 mo. USD Term SOFR + 1.148%)
600,000	6.711	(b)	12/15/36	596,993
ONE Mortgage Trust Series 2021-PARK, Class A (1 mo. USD Term SOFR + 0.814%)
919,000	6.177	(b)	03/15/36	873,007
STWD Trust Series 2021-FLWR, Class A (1 mo. USD Term SOFR + 0.691%)
1,300,000	6.053	(b)	07/15/36	1,275,698

				11,067,042

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 15,317,010

Federal Agencies – 0.0%
Government National Mortgage Association – 0.0%
$2,359	7.000%		04/15/26	$ 2,371

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $21,313,971)				$ 20,536,632

Agency Debentures – 1.2%
Sovereign – 1.2%
Federal Home Loan Bank Discount Notes
$2,748,000	0.000	%(e)	04/25/24	$ 2,701,210
Federal Home Loan Banks(a)
380,000	5.340		04/23/24	379,856
1,645,000	5.490		07/15/24	1,644,704

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debentures – (continued)
Sovereign – (continued)
Federal Home Loan Banks(a) – (continued)
$1,650,000	5.520%	07/15/24	$ 1,649,851

TOTAL AGENCY DEBENTURES (Cost $6,377,213)			$ 6,375,621

Sovereign Debt Obligations – 1.1%
United States Dollar – 1.1%
Indonesia Government International Bonds
$1,745,000	4.750%	01/08/26	$ 1,743,364
Perusahaan Penerbit SBSN Indonesia III
2,260,000	4.325	05/28/25	2,244,463
Saudi Government International Bonds
2,320,000	3.250	10/26/26	2,233,000

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $6,626,789)			$ 6,220,827

Municipal Debt Obligations – 0.1%
Florida – 0.1%
County of Palm Beach FL Revenue Bonds Taxable (Refunding) Series B
$635,000	0.500%	12/01/24	$ 609,712

Rhode Island(a)(c) – 0.0%
Rhode Island Student Loan Authority RB Series 2014-1 (30 day USD SOFR Average + 0.700%)
68,824	6.145	10/02/28	67,557

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $703,579)			$ 677,269

Shares	Dividend Rate		Value

Investment Company(f) – 2.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
11,123,252	5.248%		$ 11,123,252
(Cost $11,123,252)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 92.4% (Cost $508,031,975)			$499,156,717

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 5.0%
Certificates of Deposit – 0.2%
JP Morgan Securities LLC(a)(b)(c) (Secured Overnight Financing Rate + 0.660%)
$265,000	5.970%	08/02/24	$ 265,247

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Toronto-Dominion Bank
$644,000	5.820%	05/23/24	$ 644,431

			909,678

Commercial Paper – 0.8%
Bayer Corp.(b)(e)
1,400,000	0.000	07/09/24	1,354,461
Glencore Funding LLC(b)(e)
1,784,000	0.000	02/01/24	1,774,423
HSBC USA, Inc.(b)(e)
704,000	0.000	05/24/24	688,337
815,000	0.000	09/09/24	783,518

			4,600,739

U.S. Treasury Obligations – 4.0%
U.S. Cash Management Bills(e)
541,800	0.000	02/15/24	539,426
U.S. Cash Management Bills - Reopening(e)
11,157,200	0.000	02/15/24	11,119,546
U.S. Treasury Bills(e)
9,198,900	0.000	04/25/24	9,048,133
283,600	0.000	05/09/24	278,428
U.S. Treasury Bills - WI Post Auction(e)
376,300	0.000	01/30/24	375,142

TOTAL SHORT-TERM INVESTMENTS (Cost $26,860,986)			$ 26,871,092

TOTAL INVESTMENTS – 97.4% (Cost $534,892,961)			$526,027,809

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.6%			14,115,852

NET ASSETS – 100.0%			$540,143,661

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2023.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2023.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Represents an affiliated Issuer.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
2 Year U.S. Treasury Notes	(55)	03/28/24	$(11,325,274)	$(62,734)
5 Year U.S. Treasury Notes	(101)	03/28/24	(10,986,117)	(231,360)

TOTAL FUTURES CONTRACTS				$(294,094)

SWAP CONTRACTS — At December 31, 2023, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund	Termination Date	Notional Amount (000s)(b)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR	4.250%(c)	03/20/25	$215,070	$(313,809)	$(402,740)	$88,931
4.500%	12M SOFR(a)	03/20/27	60,180	(1,546,235)	(1,435,755)	(110,480)

TOTAL				$(1,860,044)	$(1,838,495)	$(21,549)

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2023.
(c)	Payments made at maturity.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
USD	— US. Dollar

Abbreviation:
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 55.4%
Collateralized Mortgage Obligations – 2.2%
Regular Floater(a)(b) – 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 1760, Class ZB (10 yr. CMT - 0.600%)
$873	3.900%		05/15/24	$ 870

Sequential Fixed Rate – 1.4%
Federal Home Loan Mortgage Corp. REMICS Series 2329, Class ZA
106,284	6.500		06/15/31	108,416
Federal Home Loan Mortgage Corp. REMICS Series 4246, Class PT
40,698	6.500		02/15/36	42,842
Federal National Mortgage Association REMICS Series 2011-99, Class DB
201,328	5.000		10/25/41	203,209
Federal National Mortgage Association REMICS Series 2012- 111, Class B
28,434	7.000		10/25/42	30,834
Federal National Mortgage Association REMICS Series 2012- 153, Class B
120,858	7.000		07/25/42	132,009
Federal National Mortgage Association REMICS Series 2011-52, Class GB
209,947	5.000		06/25/41	213,829
Government National Mortgage Association REMICS Series 2021-135, Class A
1,278,771	2.000	(a)	08/20/51	1,072,138

				1,803,277

Sequential Floating Rate(a) – 0.8%
Angel Oak Mortgage Trust Series 2021-6, Class A1
68,222	1.458	(b)(c)	09/25/66	54,738
CSMC Trust Series 2021-NQMB, Class A1
92,709	1.841	(b)(c)	10/25/66	79,385
JP Morgan Mortgage Trust Series 2021-6, Class A3
349,991	2.500	(b)(c)	10/25/51	286,501
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
517,596	2.520	(b)(c)	05/25/52	420,391
Merrill Lynch Mortgage Investors Trust Series 2004-E, Class A2B (6 mo. USD Term SOFR + 1.148%)
34,703	6.621	(b)	11/25/29	33,125
OBX Trust Series 2022-NQM7, Class A1
86,039	5.110	(c)(d)	08/25/62	85,938
Verus Securitization Trust Series 2021-8, Class A1
75,430	1.824	(b)(c)	11/25/66	64,614

				1,024,692

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 2,828,839

Commercial Mortgage-Backed Securities – 4.5%
Sequential Fixed Rate – 2.4%
Bank Series 2019-BN24, Class A3
$600,000	2.960	%(a)	11/15/62	$ 535,880
Bank Series 2020-BN29, Class A4
600,000	1.997	(a)	11/15/53	476,108
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3, Class A4
150,000	3.574	(a)	02/15/50	142,888

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
BBCMS Mortgage Trust Series 2021-C12, Class A5
$475,000	2.689%		11/15/54	$ 403,872
Benchmark Mortgage Trust Series 2021-B31, Class A5
250,000	2.669	(a)	12/15/54	210,238
BMO Mortgage Trust Series 2023-C7, Class A5
300,000	6.160	(a)	12/15/56	325,542
Morgan Stanley Capital I Trust Series 2021-L7, Class A5
250,000	2.574	(a)	10/15/54	209,776
One Bryant Park Trust Series 2019-OBP, Class A
230,000	2.516	(c)	09/15/54	194,704
Wells Fargo Commercial Mortgage Trust Series 2017-C39, Class A5
200,000	3.418	(a)	09/15/50	187,070
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
500,000	2.626	(a)	04/15/54	424,282

				3,110,360

Sequential Floating Rate(b) – 2.1%
Bank Series 2021-BN37, Class A5
600,000	2.618	(a)	11/15/64	504,175
Bank Series 2021-BN31, Class AS
250,000	2.211	(a)	02/15/54	197,936
Bank5 Series 2023-5YR4, Class AS
100,000	7.274	(a)	12/15/56	104,494
BBCMS Mortgage Trust Series 2023-5C23, Class A3
400,000	6.675	(a)	12/15/56	426,483
BBCMS Mortgage Trust Series 2023-5C23, Class AS
150,000	7.703	(a)	12/15/56	159,994
Benchmark Mortgage Trust Series 2022-B37, Class A5
100,000	5.751	(a)	11/15/55	105,503
BMO Mortgage Trust Series 2023-C4, Class A5
225,000	5.117	(a)	02/15/56	226,148
BX Trust Series 2021-ARIA, Class A (1 mo. USD Term SOFR + 1.014%)
500,000	6.376	(c)	10/15/36	489,571
MSWF Commercial Mortgage Trust Series 2023-2, Class A5
200,000	6.014	(a)	12/15/56	214,924
Wells Fargo Commercial Mortgage Trust Series 2022-C62, Class A4
400,000	4.000	(a)	04/15/55	370,406

				2,799,634

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 5,909,994

Federal Agencies – 48.7%
Adjustable Rate Federal Home Loan Mortgage Corp. – 0.1%
(1 yr. CMT + 2.250%)
$118,433	6.219%		09/01/33	$ 119,286

Adjustable Rate Federal National Mortgage Association(b) – 0.4%
(RFUCC1 yr. Treasury + 1.670%)
13,009	5.920		11/01/32	13,145
(RFUCC6 mo. Treasury + 1.413%)
186,054	5.538		05/01/33	186,412
(1 yr. CMT + 2.170%)
2,982	5.040		06/01/33	3,014

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate Federal National Mortgage Association(b) – (continued)
(RFUCC1 yr. Treasury + 1.667%)
$136,009	5.917%	10/01/33	$ 137,771
(1 yr. CMT + 2.194%)
87,420	4.857	02/01/35	88,603
(RFUCC1 yr. Treasury + 1.389%)
70,800	5.639	09/01/35	71,414

			500,359

Adjustable Rate Government National Mortgage Association – 0.2%
(1 yr. CMT + 1.500%)(b)
99	3.625	03/20/24	99
1,904	3.875	04/20/24	1,896
292	3.875	05/20/24	291
3,015	3.875	06/20/24	2,997
885	4.000	06/20/24	880
936	3.625	07/20/24	929
1,657	4.000	07/20/24	1,646
2,364	3.625	08/20/24	2,345
1,666	4.000	08/20/24	1,654
1,242	3.625	09/20/24	1,232
1,935	3.000	11/20/24	1,918
813	3.000	12/20/24	805
2,051	3.500	12/20/24	2,036
1,391	3.625	01/20/25	1,378
1,265	3.625	02/20/25	1,252
5,157	4.000	05/20/25	5,102
5,762	4.000	07/20/25	5,689
3,432	3.625	02/20/26	3,387
157	3.625	07/20/26	154
10,674	3.625	01/20/27	10,526
2,889	3.625	02/20/27	2,849
33,030	3.875	04/20/27	32,556
3,110	3.875	05/20/27	3,065
6,453	3.875	06/20/27	6,361
1,948	2.750	11/20/27	1,907
20	3.000	11/20/27	19
5,616	2.750	12/20/27	5,498
13,708	3.625	01/20/28	13,524
4,721	3.625	02/20/28	4,658
4,295	3.625	03/20/28	4,238
26,496	3.625	07/20/29	25,968
10,276	3.625	08/20/29	10,072
2,606	3.625	09/20/29	2,554
13,996	2.750	10/20/29	13,712
17,832	2.750	11/20/29	17,472
3,327	2.750	12/20/29	3,260
5,573	3.625	01/20/30	5,509
1,554	3.625	02/20/30	1,536
11,136	3.625	03/20/30	11,010
14,815	3.875	04/20/30	14,639
22,978	3.875	05/20/30	22,710
18,756	4.000	05/20/30	18,562
4,261	3.875	06/20/30	4,211
35,578	4.000	07/20/30	35,085
7,064	4.000	09/20/30	6,967
12,647	2.750	10/20/30	12,400

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate Government National Mortgage Association – (continued)
$23,784	3.625%	03/20/32	$ 23,567

			350,125

Federal Home Loan Mortgage Corp. – 0.3%
10,638	6.500	07/01/28	11,086
77,401	4.500	03/01/29	76,632
2,628	8.000	07/01/30	2,707
5,759	5.000	08/01/33	5,812
911	5.000	09/01/33	920
2,213	5.000	10/01/33	2,233
1,364	5.000	11/01/34	1,378
52,312	5.000	12/01/34	52,855
3,571	5.000	07/01/35	3,608
2	5.000	11/01/35	3
7,376	5.000	12/01/35	7,507
13,200	5.000	02/01/37	13,406
933	5.000	03/01/38	947
33,514	5.000	07/01/39	34,181
5,560	4.000	06/01/40	5,412
2,097	5.000	08/01/40	2,142
646	4.500	11/01/40	644
36,282	4.000	02/01/41	35,273
2,127	5.000	06/01/41	2,170
89,890	5.000	07/01/41	91,583
3,076	4.000	11/01/41	2,980
4,247	3.000	05/01/42	3,870
5,420	3.000	08/01/42	4,939
7,293	3.000	01/01/43	6,715
31,542	3.000	02/01/43	29,042

			398,045

Federal National Mortgage Association – 0.8%
1,659	6.500	11/01/28	1,727
23,949	7.000	07/01/31	25,165
177,311	5.500	07/01/33	181,195
964,453	3.500	09/01/62	867,263

			1,075,350

Government National Mortgage Association – 16.1%
10,520	7.000	12/15/27	10,672
3,633	6.500	08/15/28	3,679
19,498	6.000	01/15/29	19,805
43,117	7.000	10/15/29	44,251
14,963	5.500	11/15/32	15,276
300,350	5.500	12/15/32	308,669
5,491	5.500	01/15/33	5,601
17,356	5.500	02/15/33	17,834
19,211	5.500	03/15/33	19,708
25,815	5.500	07/15/33	26,428
8,445	5.500	08/15/33	8,645
3,594	5.500	09/15/33	3,661
8,681	5.500	04/15/34	8,870
7,302	5.500	05/15/34	7,457
119,103	5.500	06/15/34	122,848
89,655	5.500	09/15/34	92,595
89,252	5.500	12/15/34	92,305

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$67,801	5.500%	01/15/35		$ 70,173
28,467	5.000	03/15/38		28,928
2,552	4.000	02/20/41		2,494
4,076	4.000	11/20/41		3,981
683	4.000	01/20/42		667
2,172	4.000	04/20/42		2,121
1,372	4.000	10/20/42		1,339
148,601	4.000	08/20/43		144,947
1,931	4.000	03/20/44		1,882
2,383	4.000	05/20/44		2,322
164,790	4.000	11/20/44		160,575
744,150	4.000	06/20/45		725,118
164,438	4.000	01/20/46		160,130
1,117,875	3.500	04/20/47		1,055,497
659,254	3.500	12/20/47		621,301
114,288	4.500	02/20/48		113,662
59,775	5.000	08/20/48		60,026
497,300	5.000	10/20/48		499,388
278,904	5.000	11/20/48		280,075
435,354	5.000	12/20/48		437,046
597,132	5.000	01/20/49		599,453
743,328	4.000	02/20/49		717,813
377,791	5.000	03/20/49		379,260
1,935,689	3.000	11/20/49		1,762,608
1,246,477	3.000	02/20/50		1,134,329
410,895	3.000	03/20/50		374,721
132,330	3.500	01/20/51		123,827
506,757	3.500	02/20/51		475,785
564,341	2.500	11/20/51		489,668
836,141	3.000	12/20/51		759,091
322,008	2.500	12/20/51		279,199
966,879	2.500	01/20/52		835,014
937,515	3.500	02/20/53		875,102
3,000,000	2.000	TBA-30yr	(e)	2,540,736
3,000,000	2.500	TBA-30yr	(e)	2,627,906
1,000,000	5.000	TBA-30yr	(e)	993,928
1,000,000	5.500	TBA-30yr	(e)	1,006,204

				21,154,620

Uniform Mortgage-Backed Security – 30.8%
649	4.500	07/01/36		647
743	4.500	04/01/39		740
3,631	4.500	05/01/39		3,624
1,561	4.000	08/01/39		1,517
7,246	4.500	08/01/39		7,232
124,112	4.500	12/01/39		123,891
7,205	4.500	01/01/41		7,175
7,083	4.500	05/01/41		7,042
41,853	4.500	08/01/41		41,780
64,645	4.500	08/01/42		64,523
6,135	3.000	11/01/42		5,644
10,665	3.000	12/01/42		9,881
7,388	3.000	12/01/42		6,787
6,769	3.000	12/01/42		6,239
17,061	3.000	12/01/42		15,748
15,476	3.000	12/01/42		14,411
20,841	3.000	12/01/42		19,274
6,682	3.000	12/01/42		6,171

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$29,949	3.000%	01/01/43	$ 27,713
7,771	3.000	01/01/43	7,203
3,451	3.000	01/01/43	3,190
21,234	3.000	01/01/43	19,503
4,534	3.000	01/01/43	4,186
57,337	3.000	01/01/43	53,067
16,710	3.000	01/01/43	15,370
6,207	3.000	01/01/43	5,705
11,585	3.000	01/01/43	10,797
15,831	3.000	01/01/43	14,536
11,125	3.000	01/01/43	10,232
3,343	3.000	01/01/43	3,158
6,489	3.000	01/01/43	5,962
19,163	3.000	01/01/43	17,623
39,717	3.000	02/01/43	36,670
8,682	3.000	03/01/43	7,974
22,211	3.000	03/01/43	20,590
15,035	3.000	03/01/43	13,884
174,430	3.000	03/01/43	160,393
57,111	3.000	03/01/43	52,540
34,755	3.000	04/01/43	32,060
14,384	3.000	04/01/43	13,199
23,246	3.000	04/01/43	21,376
81,721	3.000	04/01/43	75,157
65,743	3.000	04/01/43	60,439
28,142	3.000	04/01/43	25,899
213,464	3.000	04/01/43	196,321
11,535	3.000	05/01/43	10,623
28,528	3.000	05/01/43	26,223
19,615	3.000	05/01/43	17,973
105,743	3.000	05/01/43	97,196
118,490	3.000	05/01/43	108,968
10,492	3.000	05/01/43	9,630
32,647	3.000	06/01/43	29,957
22,599	3.000	06/01/43	20,771
15,828	3.000	07/01/43	14,531
441,025	3.000	07/01/43	405,196
396,055	4.500	10/01/44	393,020
266,301	4.000	12/01/44	257,035
449,282	4.500	04/01/45	448,773
55,911	4.500	05/01/45	55,778
203,757	4.500	06/01/45	202,197
540,798	4.000	08/01/45	522,762
181,548	4.000	11/01/45	175,208
31,808	4.000	03/01/46	30,643
27,468	4.000	03/01/46	26,508
4,496	4.500	05/01/46	4,460
32,814	4.000	06/01/46	31,612
49,483	4.500	08/01/46	49,071
9,741	4.000	08/01/46	9,384
72,161	4.000	10/01/46	69,517
11,437	4.000	10/01/46	11,018
16,398	4.500	06/01/47	16,293
537,479	4.500	11/01/47	532,336
190,297	4.000	12/01/47	183,831
178,120	4.000	01/01/48	172,013
140,229	4.000	02/01/48	135,421
392,034	4.000	02/01/48	378,347

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$133,949	4.000%	02/01/48		$ 129,733
461,602	4.000	03/01/48		445,342
282,515	4.000	06/01/48		272,651
262,692	4.000	06/01/48		253,521
172,405	4.000	08/01/48		166,278
764,980	5.000	11/01/48		774,568
955,255	4.500	01/01/49		940,742
268,098	4.500	03/01/49		264,025
665,477	4.500	04/01/49		654,181
47,393	3.500	07/01/49		44,258
459,771	3.500	07/01/49		429,358
325,707	3.500	08/01/49		304,161
1,127,004	3.000	09/01/49		1,018,603
1,667,646	4.500	03/01/50		1,651,725
2,649,200	2.500	09/01/50		2,297,636
2,858,445	2.000	10/01/50		2,351,395
2,858,563	2.000	11/01/50		2,350,605
971,126	2.500	11/01/50		839,217
1,866,783	2.500	02/01/51		1,596,519
2,656,369	2.500	05/01/51		2,296,383
6,128	4.500	05/01/51		6,006
819,814	2.000	05/01/51		671,809
4,496,407	2.000	12/01/51		3,678,092
2,856,623	2.000	02/01/52		2,336,073
208,251	4.500	04/01/52		201,917
41,372	5.000	05/01/52		41,503
510,713	5.000	06/01/52		512,327
902,131	5.000	07/01/52		903,290
23,728	5.000	07/01/52		23,789
1,194,230	5.000	07/01/52		1,198,003
27,431	5.000	08/01/52		27,500
926,230	5.500	09/01/52		942,789
353,075	6.000	11/01/52		363,974
722,542	6.000	11/01/52		744,847
194,145	6.000	12/01/52		200,867
978,516	4.500	05/01/53		961,202
2,000,000	3.500	TBA-30yr	(e)	1,835,938
1,000,000	7.000	TBA-30yr	(e)	1,031,055

				40,465,250

TOTAL FEDERAL AGENCIES				$ 64,063,035

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $75,737,901)				$ 72,801,868

Agency Debentures – 29.2%
Sovereign – 29.2%
Federal Farm Credit Banks Funding Corp.
$2,180,000	3.430%	12/06/28		$ 2,116,584
720,000	5.270	05/01/29		760,421
Federal Home Loan Banks
3,620,000	3.500	06/11/32		3,364,356
Federal National Mortgage Association
10,263,000	0.875	08/05/30		8,371,734
4,000,000	6.625	11/15/30		4,599,760

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debentures – (continued)
Sovereign – (continued)
Tennessee Valley Authority
$20,150,000	0.750%	05/15/25	$ 19,109,655

TOTAL AGENCY DEBENTURES (Cost $41,308,416)			$ 38,322,510

Asset-Backed Securities(a)(b)(c) – 2.1%
Collateralized Loan Obligations – 0.7%
Towd Point Mortgage Trust Series 2017-4, Class A2
$1,030,153	3.000%	06/25/57	$ 934,747

Student Loan – 1.4%
ECMC Group Student Loan Trust Series 2018-2A, Class A (30 day USD SOFR Average + 0.914%)
849,575	6.252	09/25/68	829,883
Scholar Funding Trust Series 2013-A, Class A (30 day USD SOFR Average + 0.764%)
978,078	6.103	01/30/45	960,763

			1,790,646

TOTAL ASSET-BACKED SECURITIES (Cost $2,866,238)			$ 2,725,393

Municipal Debt Obligations – 1.6%
New Jersey – 1.6%
New Jersey Economic Development Authority RB Taxable Series A
$2,000,000	7.425%	02/15/29	$ 2,161,158
(Cost $2,000,000)

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $2,000,000)			$ 2,161,158

Sovereign Debt Obligations(f) – 0.5%
United States Dollar – 0.5%
Israel Government AID Bonds
$700,000	5.500%	04/26/24	$ 700,294
(Cost $707,355)

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $707,355)			$ 700,294

U.S. Treasury Obligations – 18.4%
U.S. Treasury Bonds
$1,890,000	3.875%	08/15/40	$ 1,843,931
840,000	4.750	02/15/41	908,906
1,046,700	2.250	05/15/41	798,763
900,000	3.125	11/15/41	783,422
320,000	4.750	11/15/43	343,850
3,830,000	3.625	02/15/44	3,513,427
7,740,000	3.375	05/15/44	6,832,969
3,320,000	3.125	08/15/44	2,814,219

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
U.S. Treasury Bonds – (continued)
$2,380,000	2.875%	11/15/46	$ 1,908,834
310,000	4.125	08/15/53	314,214
U.S. Treasury Inflation-Indexed Bonds
300,167	1.500	02/15/53	273,212
U.S. Treasury Notes
600,000	4.375	08/15/26	604,172
620,000	0.750	08/31/26	568,559
1,730,000	3.750	12/31/28	1,722,490
1,020,000	3.500	04/30/30	997,289
U.S. Treasury STRIPS Coupon(g)
4,000	0.000	11/15/35	2,461

TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,591,424)			$ 24,230,718

Shares	Dividend Rate		Value

Investment Company(h) – 0.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
477,260	5.248%		$ 477,260
(Cost $477,260)

TOTAL INVESTMENTS – 107.6% (Cost $151,688,594)			$141,419,201

LIABILITIES IN EXCESS OF OTHER ASSETS – (7.6)%			(9,928,429)

NET ASSETS – 100.0%			$131,490,772

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2023.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2023.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $10,035,767 which represents approximately 7.7% of net assets as of December 31, 2023.

(f)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $700,294, which represents approximately 1% of the Fund’s net assets as of December 31, 2023

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Represents an affiliated Issuer.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2023, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.500%	TBA - 30yr	01/22/24	$(2,000,000)	$(1,862,876)
Government National Mortgage Association	4.000	TBA - 30yr	01/22/24	(1,000,000)	(955,331)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	01/16/24	(1,000,000)	(817,672)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	01/16/24	(6,000,000)	(5,820,935)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	01/16/24	(3,000,000)	(2,969,998)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	01/16/24	(1,000,000)	(946,406)

(PROCEEDS RECEIVABLE: $(13,186,680))					$(13,373,218)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	17	03/19/24	$1,919,140	$4,708
2 Year U.S. Treasury Notes	52	03/28/24	10,707,531	65,077
5 Year U.S. Treasury Notes	91	03/28/24	9,898,383	175,210

Total				$244,995

Short position contracts:
20 Year U.S. Treasury Bonds	(8)	03/19/24	(999,500)	(36,189)
Ultra 10-Year U.S. Treasury Note	(21)	03/19/24	(2,478,328)	(111,261)
Ultra Long U.S. Treasury Bonds	(19)	03/19/24	(2,538,281)	(116,140)

Total				$(263,590)

TOTAL FUTURES CONTRACTS				$(18,595)

SWAP CONTRACTS — At December 31, 2023, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund(a)	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR	4.430%	12/31/24	$10		$(86)	$(1)	$(85)
3.490%	12M SOFR	05/31/27	10		(94)	(25)	(69)
12M SOFR	3.730	11/28/27	1,890	(b)	21,711	6,897	14,814
2.680	12M SOFR	07/28/32	2,240	(b)	56,478	13,760	42,718
12M SOFR	4.306	10/05/33	3,520	(b)	126,504	(465)	126,969
12M SOFR	2.910	07/28/37	5,690	(b)	(124,467)	(93,958)	(30,509)
12M SOFR	3.391	05/10/38	6,590	(b)	(39,603)	(41,815)	2,212
2.080	12M SOFR	07/28/47	5,870	(b)	133,388	75,407	57,981
2.564	12M SOFR	05/11/53	5,610	(b)	59,633	35,339	24,294
3.613	12M SOFR	11/15/53	1,880	(b)	(81,133)	(12,478)	(68,655)
3.512	12M SOFR	11/29/53	600	(b)	(21,656)	(10,229)	(11,427)

TOTAL					$130,675	$(27,568)	$158,243

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2023.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
RB	— Revenue Bond
REMICS	— Real Estate Mortgage Investment Conduits
RFUCC1 yr.	— 1 year Refinitiv USD IBOR Consumer Cash Fallbacks Term
RFUCC6 mo.	— 6 month Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
USD	— US. Dollar

Abbreviation:
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 98.7%
U.S. Treasury Inflation-Indexed Bonds
$11,644,230	2.125%	02/15/40	$ 11,973,430
11,902,963	1.000	02/15/48	9,628,577
13,128,864	1.000	02/15/49	10,597,598
13,797,350	1.500	02/15/53	12,558,342
U.S. Treasury Inflation-Indexed Notes
30,535,303	0.375	07/15/25	29,591,565
36,448,409	0.125	07/15/26	34,736,988
24,984,830	0.125	10/15/26	23,730,362
61,022,385	1.625	10/15/27	60,567,403
7,762,519	0.250	07/15/29	7,181,645
43,601,056	0.125	01/15/30	39,549,144
4,200,070	0.125	07/15/30	3,796,594
599	0.125	07/15/31	533
7,922,673	0.625	07/15/32	7,247,190
2,231,064	1.125	01/15/33	2,113,348

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
U.S. Treasury Inflation-Indexed Notes – (continued)
$31,984,128	1.375%	07/15/33	$ 31,041,631

TOTAL U.S. TREASURY OBLIGATIONS (Cost $288,146,940)			$284,314,350

TOTAL INVESTMENTS – 98.7% (Cost $288,146,940)			$284,314,350

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%			3,786,669

NET ASSETS – 100.0%			$288,101,019

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	167	03/19/24	$18,852,734	$286,797
5 Year U.S. Treasury Notes	84	03/28/24	9,136,969	57,393

Total				$344,190

Short position contracts:
20 Year U.S. Treasury Bonds	(49)	03/19/24	(6,121,937)	(215,672)
Ultra 10-Year U.S. Treasury Note	(9)	03/19/24	(1,062,141)	(47,835)
Ultra Long U.S. Treasury Bonds	(65)	03/19/24	(8,683,594)	(486,672)

Total				$(750,179)

TOTAL FUTURES CONTRACTS				$(405,989)

SWAP CONTRACTS — At December 31, 2023, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.251%(a)	1T CPI-U	02/20/24	$13,700		$1,379,202	$3	$1,379,199
2.103(a)	1T CPI-U	12/14/24	10,000		1,094,194	18	1,094,176
4.430(b)	12M SOFR(b)	12/31/24	10		91	(27)	118
2.007(a)	1T CPI-U	02/07/26	6,300		704,266	25	704,241
12M SOFR(b)	3.490%(b)	05/31/27	10		(199)	(26)	(173)
12M SOFR(b)	3.730(b)	11/28/27	8,410	(c)	96,609	40,846	55,763
12M SOFR(a)	2.103	02/07/29	6,300		(721,931)	48	(721,979)
2.680(b)	12M SOFR(b)	07/28/32	9,220	(c)	232,468	66,686	165,782
12M SOFR(b)	4.306(b)	10/05/33	15,440	(c)	554,894	38	554,856
12M SOFR(b)	2.910(b)	07/28/37	25,130	(c)	(549,711)	(445,134)	(104,577)
12M SOFR(b)	3.391(b)	05/10/38	29,390	(c)	(176,622)	(254,218)	77,596
2.080(b)	12M SOFR(b)	07/28/47	25,380	(c)	576,728	320,869	255,859
2.564(b)	12M SOFR(b)	05/11/53	25,010	(c)	265,849	225,213	40,636
3.613(b)	12M SOFR(b)	11/15/53	8,240		(355,604)	(54,658)	(300,946)
3.512(b)	12M SOFR(b)	11/29/53	2,670	(c)	(96,369)	(48,078)	(48,291)

TOTAL					$3,003,865	$(148,395)	$3,152,260

(a)	Payments made at maturity.
(b)	Payments made annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2023.

Currency Abbreviations:
USD	— U.S. Dollar

Abbreviation:
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 56.0%
Aerospace & Defense(a) – 1.8%
Boeing Co.
$10,068,000	4.875%		05/01/25	$ 10,022,291
5,400,000	2.600		10/30/25	5,161,914
Howmet Aerospace, Inc.
290,000	5.125		10/01/24	289,063
1,265,000	6.875		05/01/25	1,283,026
RTX Corp.
6,820,000	5.750		11/08/26	7,004,345

				23,760,639

Agriculture(a) – 0.6%
BAT International Finance PLC
8,000,000	1.668		03/25/26	7,430,000

Airlines(a)(b) – 0.2%
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
3,030,000	8.000		09/20/25	2,168,207

Automotive – 2.2%
Ford Motor Credit Co. LLC(a)
5,639,000	2.300		02/10/25	5,423,985
250,000	4.687		06/09/25	245,430
General Motors Financial Co., Inc.(a)
8,800,000	1.500		06/10/26	8,068,192
Goodyear Tire & Rubber Co.(a)
3,235,000	9.500		05/31/25	3,291,936
Hyundai Capital America(b)
2,350,000	5.800		06/26/25	2,363,583
Volkswagen Group of America Finance LLC(b)
2,955,000	3.350		05/13/25	2,877,254
5,800,000	3.950		06/06/25	5,686,610
ZF North America Capital, Inc.(b)
900,000	4.750		04/29/25	888,579

				28,845,569

Banks – 22.9%
Bancodo Brasil SA
3,350,000	4.750		03/20/24	3,328,862
Banco Santander SA
1,600,000	2.746		05/28/25	1,544,480
Bank of America Corp.
23,950,000	3.950		04/21/25	23,549,316
(Secured Overnight Financing Rate + 0.910%)
10,079,000	0.981	(a)(c)	09/25/25	9,729,964
(Secured Overnight Financing Rate + 1.990%)
7,000,000	6.204	(a)(c)	11/10/28	7,309,890
(Secured Overnight Financing Rate + 2.040%)
7,000,000	4.948	(a)(c)	07/22/28	6,993,910
Bank of New York Mellon Corp.(a)(c) (Secured Overnight Financing Rate + 1.026%)
4,600,000	4.947		04/26/27	4,599,080
Barclays PLC(a)(c) (Secured Overnight Financing Rate + 2.714%)
3,600,000	2.852		05/07/26	3,475,080
BNP Paribas SA(b)
10,000,000	4.375		09/28/25	9,781,100
(Secured Overnight Financing Rate + 2.074%)
3,275,000	2.219	(a)(c)	06/09/26	3,126,741
BPCE SA(a)(b)(c) (Secured Overnight Financing Rate + 1.520%)
3,675,000	1.652		10/06/26	3,420,764

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Canadian Imperial Bank of Commerce
$3,860,000	5.615%		07/17/26	$ 3,933,996
Citigroup, Inc.
1,800,000	4.600		03/09/26	1,777,050
(Secured Overnight Financing Rate + 0.694%)
15,075,000	2.014	(a)(c)	01/25/26	14,484,964
(Secured Overnight Financing Rate + 1.280%)
7,000,000	3.070	(a)(c)	02/24/28	6,596,590
(Secured Overnight Financing Rate + 1.887%)
7,000,000	4.658	(a)(c)	05/24/28	6,956,040
(Secured Overnight Financing Rate + 2.842%)
14,275,000	3.106	(a)(c)	04/08/26	13,880,011
Credit Agricole SA
5,700,000	4.375		03/17/25	5,609,256
Credit Suisse AG
11,225,000	3.700		02/21/25	10,994,102
675,000	2.950		04/09/25	654,048
Fifth Third Bancorp(a)
690,000	2.375		01/28/25	667,575
First Horizon Corp.(a)
1,500,000	4.000		05/26/25	1,455,990
First-Citizens Bank & Trust Co.(a)(c) (3 mo. USD Term SOFR + 1.715%)
1,050,000	2.969		09/27/25	1,024,674
HSBC Holdings PLC(a)(c) (Secured Overnight Financing Rate + 1.538%)
8,675,000	1.645		04/18/26	8,244,893
ING Groep NV(b)
5,000,000	4.625		01/06/26	4,969,800
(1 yr. CMT + 1.100%)
4,750,000	1.400	(a)(c)	07/01/26	4,469,038
JPMorgan Chase & Co.(a)(c)
(3 mo. USD Term SOFR + 1.585%)
22,175,000	2.005		03/13/26	21,303,966
(Secured Overnight Financing Rate + 0.605%)
3,446,000	1.561		12/10/25	3,317,843
(Secured Overnight Financing Rate + 0.800%)
9,200,000	1.045		11/19/26	8,519,016
(Secured Overnight Financing Rate + 1.850%)
6,360,000	2.083		04/22/26	6,095,042
Lloyds Banking Group PLC
1,525,000	4.500		11/04/24	1,505,267
Macquarie Group Ltd.(a)(b)(c) (Secured Overnight Financing Rate +1.069%)
2,100,000	1.340		01/12/27	1,929,102
Mitsubishi UFJ Financial Group, Inc.
1,279,000	1.412		07/17/25	1,207,964
Morgan Stanley(a)(c)
(Secured Overnight Financing Rate + 0.509%)
4,109,000	0.791		01/22/25	4,096,920
(Secured Overnight Financing Rate + 0.525%)
2,200,000	0.790		05/30/25	2,150,500
(Secured Overnight Financing Rate + 0.720%)
4,025,000	0.985		12/10/26	3,704,369
(Secured Overnight Financing Rate + 0.745%)
2,125,000	0.864		10/21/25	2,041,551
(Secured Overnight Financing Rate + 1.990%)
20,275,000	2.188		04/28/26	19,472,515

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Santander Holdings USA, Inc.(a)(c) (Secured Overnight Financing Rate Index + 1.380%)
$4,171,000	4.260%	06/09/25	$ 4,117,194
Santander U.K. Group Holdings PLC(a)(c) (Secured Overnight Financing Rate + 0.787%)
9,700,000	1.089	03/15/25	9,590,487
UBS Group AG(a)(b)(c) (Secured Overnight Financing Rate + 2.044%)
9,600,000	2.193	06/05/26	9,134,880
Wells Fargo & Co.(a)(c)
(Secured Overnight Financing Rate + 1.510%)
7,000,000	3.526	03/24/28	6,680,450
(Secured Overnight Financing Rate + 1.560%)
9,910,000	4.540	08/15/26	9,812,089
(Secured Overnight Financing Rate + 1.980%)
7,000,000	4.808	07/25/28	6,953,100
(Secured Overnight Financing Rate + 2.000%)
7,200,000	2.188	04/30/26	6,900,840
Westpac New Zealand Ltd.(b)
2,265,000	4.902	02/15/28	2,262,373

			293,372,682

Building Materials(b) – 0.2%
Carrier Global Corp.
1,805,000	5.800	11/30/25	1,830,017
JELD-WEN, Inc.(a)
125,000	4.875	12/15/27	119,845
Summit Materials LLC/Summit Materials Finance Corp.(a)
115,000	6.500	03/15/27	115,228

			2,065,090

Chemicals(a) – 0.6%
International Flavors & Fragrances, Inc.(b)
5,225,000	1.230	10/01/25	4,836,155
OCI NV(b)
1,043,000	4.625	10/15/25	1,016,310
Sasol Financing USA LLC
450,000	5.875	03/27/24	446,490
SNF Group SACA(b)
1,650,000	3.125	03/15/27	1,502,556

			7,801,511

Commercial Services – 0.3%
Global Payments, Inc.(a)
3,175,000	1.200	03/01/26	2,917,444
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
987,000	5.250	04/15/24	983,861

			3,901,305

Computers(a) – 0.8%
Dell International LLC/EMC Corp.
9,665,000	5.850	07/15/25	9,764,550
NetApp, Inc.
1,300,000	1.875	06/22/25	1,236,703

			11,001,253

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – 3.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
$5,925,000	3.500%	01/15/25	$ 5,795,598
640,000	6.500	07/15/25	649,523
Air Lease Corp.(a)
1,500,000	2.300	02/01/25	1,447,335
1,100,000	3.375	07/01/25	1,065,372
5,175,000	1.875	08/15/26	4,765,554
Aviation Capital Group LLC(a)(b)
1,725,000	1.950	01/30/26	1,598,040
Avolon Holdings Funding Ltd.(a)(b)
2,075,000	2.875	02/15/25	2,003,786
Capital One Financial Corp.(a)
4,491,000	3.200	02/05/25	4,383,979
Nomura Holdings, Inc.
2,695,000	5.099	07/03/25	2,678,210
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(a)(b)
10,460,000	2.875	10/15/26	9,695,897
Synchrony Financial(a)
4,260,000	4.875	06/13/25	4,186,132

			38,269,426

Electrical(a) – 1.8%
Avangrid, Inc.
1,375,000	3.200	04/15/25	1,336,981
DTE Energy Co.
2,375,000	1.050	06/01/25	2,238,390
Enel Finance International NV(b)
7,875,000	1.375	07/12/26	7,178,929
Entergy Corp.
2,800,000	0.900	09/15/25	2,607,108
NRG Energy, Inc.(b)
4,525,000	3.750	06/15/24	4,468,030
Vistra Operations Co. LLC(b)
2,325,000	3.550	07/15/24	2,289,846
2,965,000	5.000	07/31/27	2,887,110

			23,006,394

Electronics(b) – 0.2%
Sensata Technologies BV
3,000,000	5.000	10/01/25	3,003,360

Energy-Alternate Sources(a)(b) – 0.0%
Greenko Dutch BV
185,000	3.850	03/29/26	172,513
Greenko Wind Projects Mauritius Ltd.
200,000	5.500	04/06/25	196,000

			368,513

Engineering & Construction(a) – 0.2%
AECOM
2,750,000	5.125	03/15/27	2,730,888

Entertainment – 0.8%
Caesars Entertainment, Inc.(a)(b)
1,895,000	6.250	07/01/25	1,894,242
Six Flags Theme Parks, Inc.(a)(b)
1,125,000	7.000	07/01/25	1,131,131

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Entertainment – (continued)
Warnermedia Holdings, Inc.
$6,900,000	3.638%		03/15/25	$ 6,754,824

				9,780,197

Environmental(a)(b) – 1.0%
GFL Environmental, Inc.
3,880,000	3.750		08/01/25	3,786,764
4,860,000	5.125		12/15/26	4,790,356
Veralto Corp.
3,650,000	5.500		09/18/26	3,710,809

				12,287,929

Food & Drug Retailing(a)(b) – 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3,630,000	3.250		03/15/26	3,433,436
110,000	7.500		03/15/26	112,081
Performance Food Group, Inc.
3,020,000	6.875		05/01/25	3,035,281

				6,580,798

Gaming(a) – 0.3%
MGM Resorts International
3,511,000	5.750		06/15/25	3,503,592

Gas(a) – 0.7%
NiSource, Inc.
10,050,000	0.950		08/15/25	9,394,740

Healthcare Providers & Services – 2.1%
Centene Corp.(a)
1,900,000	4.250		12/15/27	1,835,134
8,410,000	2.450		07/15/28	7,511,728
HCA, Inc.
7,810,000	5.375		02/01/25	7,806,798
6,000,000	5.875	(a)	02/15/26	6,055,860
3,650,000	5.625	(a)	09/01/28	3,735,410

				26,944,930

Housewares(a) – 0.2%
Newell Brands, Inc.
2,770,000	4.875		06/01/25	2,724,434

Insurance(b) – 0.3%
Athene Global Funding
305,000	1.450		01/08/26	280,859
Equitable Financial Life Global Funding
1,550,000	1.400		07/07/25	1,460,162
Great-West Lifeco U.S. Finance 2020 LP(a)
2,000,000	0.904		08/12/25	1,857,100

				3,598,121

Internet(a)(b) – 0.9%
Gen Digital, Inc.
3,110,000	6.750		09/30/27	3,163,337
Netflix, Inc.
2,189,000	3.625		06/15/25	2,150,058

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet(a)(b) – (continued)
Prosus NV
$7,030,000	3.257%		01/19/27	$ 6,461,009

				11,774,404

Investment Companies – 0.5%
Blackstone Private Credit Fund
6,000,000	4.700		03/24/25	5,895,660

Iron/Steel – 0.0%
POSCO(b)
310,000	5.750		01/17/28	317,288
Steel Dynamics, Inc.(a)
345,000	2.400		06/15/25	330,465

				647,753

Leisure Time(a)(b) – 0.2%
NCL Corp. Ltd.
2,245,000	5.875		02/15/27	2,218,127

Lodging(a) – 0.2%
MGM Resorts International
2,040,000	6.750		05/01/25	2,048,731

Machinery-Diversified(a)(b)(d) – 0.1%
Husky III Holding Ltd.
1,104,000	13.000		02/15/25	1,101,361

Media – 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
8,925,000	4.908		07/23/25	8,841,730
(3 mo. USD Term SOFR + 1.912%)
1,275,000	7.289	(c)	02/01/24	1,275,000
DISH DBS Corp.
5,065,000	5.875		11/15/24	4,772,091

				14,888,821

Mining(a)(b) – 0.3%
Glencore Funding LLC
4,200,000	1.625		09/01/25	3,969,966

Miscellaneous Manufacturing(a) – 1.0%
Amsted Industries, Inc.(b)
2,754,000	5.625		07/01/27	2,761,877
Hillenbrand, Inc.
890,000	5.750		06/15/25	888,469
Teledyne Technologies, Inc.
9,375,000	1.600		04/01/26	8,695,406

				12,345,752

Multi-National(a)(b) – 0.1%
African Export-Import Bank
1,050,000	2.634		05/17/26	969,696
1,130,000	3.798		05/17/31	957,878

				1,927,574

Office & Business Equipment(a)(b) – 0.3%
Xerox Holdings Corp.
4,495,000	5.000		08/15/25	4,405,145

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services(a) – 0.9%
Canadian Natural Resources Ltd.
$1,875,000	2.050%	07/15/25	$ 1,786,988
EQT Corp.
2,625,000	6.125	02/01/25	2,633,872
Petroleos Mexicanos
210,000	6.875	10/16/25	206,508
QatarEnergy
2,160,000	1.375	09/12/26	1,979,942
Saudi Arabian Oil Co.
2,130,000	1.625	11/24/25	2,000,869
Sunoco LP/Sunoco Finance Corp.(b)
2,300,000	7.000	09/15/28	2,374,336
USA Compression Partners LP/USA Compression Finance Corp.
120,000	6.875	04/01/26	119,734

			11,102,249

Packaging(a) – 0.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
1,165,000	6.000	06/15/27	1,159,804
Berry Global, Inc.
3,200,000	1.570	01/15/26	2,975,744
Silgan Holdings, Inc.(b)
1,925,000	1.400	04/01/26	1,760,316

			5,895,864

Pharmaceuticals(a) – 0.9%
Herbalife Nutrition Ltd./HLF Financing, Inc.(b)
7,435,000	7.875	09/01/25	7,376,189
Perrigo Finance Unlimited Co.
1,184,000	3.900	12/15/24	1,149,344
PRA Health Sciences, Inc.(b)
3,144,000	2.875	07/15/26	2,941,810

			11,467,343

Pipelines – 2.4%
Cheniere Energy Partners LP
2,835,000	4.500	10/01/29	2,708,077
DCP Midstream Operating LP(a)
4,645,000	5.375	07/15/25	4,649,970
2,690,000	5.625	07/15/27	2,757,896
Kinetik Holdings LP(a)(b)
1,700,000	6.625	12/15/28	1,735,734
MPLX LP(a)
8,300,000	1.750	03/01/26	7,765,148
NGPL PipeCo LLC(a)(b)
410,000	4.875	08/15/27	401,242
NuStar Logistics LP(a)
7,500,000	5.750	10/01/25	7,482,450
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(a)
2,720,000	6.875	01/15/29	2,809,298

			30,309,815

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate(a) – 0.0%
Sunac China Holdings Ltd.(b)
$12,187	6.000	%(d)	09/30/26	$ 1,462
12,187	6.250	(d)	09/30/27	1,249
24,374	6.500	(d)	09/30/27	2,133
14,949	0.000	(e)	09/30/28	3,364
36,562	6.750	(d)	09/30/28	2,834
36,562	7.000	(d)	09/30/29	2,651
17,177	7.250	(d)	09/30/30	1,159
21,739	1.000	(d)	09/30/32	1,630
Zhenro Properties Group Ltd.(f)
200,000	6.700		08/04/26	1,000

				17,482

Real Estate Investment Trust(a) – 1.8%
American Tower Corp.
1,150,000	2.400		03/15/25	1,112,361
1,400,000	1.300		09/15/25	1,312,024
Crown Castle, Inc.
1,750,000	1.350		07/15/25	1,652,437
MPT Operating Partnership LP/MPT Finance Corp.
7,785,000	5.250		08/01/26	6,958,856
Retail Opportunity Investments Partnership LP
3,250,000	6.750		10/15/28	3,417,472
VICI Properties LP/VICI Note Co., Inc.(b)
3,830,000	5.625		05/01/24	3,821,038
4,590,000	3.500		02/15/25	4,470,063
WP Carey, Inc.
230,000	4.000		02/01/25	226,587

				22,970,838

Retailing(a) – 0.5%
Murphy Oil USA, Inc.
3,670,000	5.625		05/01/27	3,658,036
Penske Automotive Group, Inc.
3,310,000	3.500		09/01/25	3,212,024

				6,870,060

Semiconductors(a) – 0.2%
NXP BV/NXP Funding LLC/NXP USA, Inc.
250,000	2.700		05/01/25	240,902
Skyworks Solutions, Inc.
2,425,000	1.800		06/01/26	2,259,300

				2,500,202

Software – 0.9%
Fair Isaac Corp.(a)(b)
2,705,000	5.250		05/15/26	2,686,471
Infor, Inc.(a)(b)
1,075,000	1.750		07/15/25	1,014,725
Oracle Corp.
1,825,000	2.500	(a)	04/01/25	1,767,695
3,575,000	5.800		11/10/25	3,633,558
PTC, Inc.(a)(b)
2,085,000	3.625		02/15/25	2,035,648

				11,138,097

Telecommunication Services – 1.9%
Telecom Italia SpA(b)
5,615,000	5.303		05/30/24	5,586,925

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
T-Mobile USA, Inc.(a)
$18,761,000	3.500%		04/15/25	$ 18,372,835

				23,959,760

Toys/Games/Hobbies(a)(b) – 0.2%
Mattel, Inc.
2,815,000	5.875		12/15/27	2,812,635

Trucking & Leasing(a)(b) – 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
4,950,000	1.200		11/15/25	4,589,393

TOTAL CORPORATE OBLIGATIONS (Cost $745,576,840)				$ 717,396,610

Mortgage-Backed Obligations – 17.7%
Collateralized Mortgage Obligations – 2.6%
Interest Only(g) – 0.5%
Federal Home Loan Mortgage Corp. REMICS Series 4468, Class SY (-1X 30 day USD SOFR Average + 5.986%)
$337,836	0.647	%(c)	05/15/45	$ 36,704
Federal Home Loan Mortgage Corp. REMICS Series 5012, Class DI
596,876	4.000		09/25/50	117,725
Federal Home Loan Mortgage Corp. REMICS Series 5020, Class IH
1,559,106	3.000		08/25/50	255,935
Federal Home Loan Mortgage Corp. REMICS Series 4583, Class ST (-1X 30 day USD SOFR Average + 5.886%)
235,326	0.547	(c)	05/15/46	26,663
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 30 day USD SOFR Average + 5.936%)
204,531	0.597	(c)	03/15/44	20,810
Federal Home Loan Mortgage Corp. REMICS Series 4998, Class GI
3,681,633	4.000		08/25/50	715,582
Federal National Mortgage Association REMICS Series 2020-60, Class NI
554,321	4.000		09/25/50	109,332
Federal National Mortgage Association REMICS Series 2016-1, Class SJ (-1X 30 day USD SOFR Average + 6.036%)
319,912	0.698	(c)	02/25/46	37,267
Federal National Mortgage Association REMICS Series 2017-31, Class SG (30 day USD SOFR Average + 5.986%)
392,940	0.648	(c)	05/25/47	45,997
Federal National Mortgage Association REMICS Series 2018-17, Class CS (-1X 30 day USD SOFR Average + 3.336%)
1,548,434	0.000	(c)	03/25/48	27,856
Federal National Mortgage Association REMICS Series 2020-49, Class IO
348,155	4.000		07/25/50	69,806
Federal National Mortgage Association REMICS Series 2020-49, Class KS (-1X 30 day USD SOFR Average + 5.986%)
2,569,889	0.648	(c)	07/25/50	294,717
Federal National Mortgage Association REMICS Series 2020-62, Class GI
2,677,161	4.000		06/25/48	517,151

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
Federal National Mortgage Association REMICS Series 2010- 135, Class AS (-1X 30 day USD SOFR Average + 5.836%)
$63,319	0.498	%(c)	12/25/40	$ 5,118
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
153,307	0.628	(a)(c)	10/20/43	7,956
Government National Mortgage Association REMICS Series 2017-112, Class SJ (-1X 1 mo. USD Term SOFR + 5.546%)
139,477	0.188	(a)(c)	07/20/47	12,338
Government National Mortgage Association REMICS Series 2018-122, Class HS (-1X 1 mo. USD Term SOFR + 6.086%)
318,210	0.728	(a)(c)	09/20/48	34,304
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
312,397	0.578	(a)(c)	01/20/49	30,772
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
141,477	0.628	(a)(c)	06/20/49	13,596
Government National Mortgage Association REMICS Series 2020-78, Class DI
1,392,859	4.000	(a)	06/20/50	269,274
Government National Mortgage Association REMICS Series 2020-146, Class KI
3,760,221	2.500	(a)	10/20/50	510,700
Government National Mortgage Association REMICS Series 2013-124, Class CS (-1X 1 mo. USD Term SOFR + 5.936%)
224,239	0.578	(a)(c)	08/20/43	24,334
Government National Mortgage Association REMICS Series 2014-162, Class SA (-1X 1 mo. USD Term SOFR + 5.486%)
82,920	0.128	(a)(c)	11/20/44	6,987
Government National Mortgage Association REMICS Series 2015-123, Class SP (1 mo. USD Term SOFR + 6.136%)
145,075	0.778	(a)(c)	09/20/45	16,438
Government National Mortgage Association REMICS Series 2016-27, Class IA
80,738	4.000	(a)	06/20/45	10,186
Government National Mortgage Association REMICS Series 2018-122, Class SE (-1X 1 mo. USD Term SOFR + 6.086%)
296,055	0.728	(a)(c)	09/20/48	31,439
Government National Mortgage Association REMICS Series 2019-110, Class PS (-1X 1 mo. USD Term SOFR + 5.936%)
3,085,156	0.578	(a)(c)	09/20/49	356,104
Government National Mortgage Association REMICS Series 2019-153, Class EI
7,101,804	4.000	(a)	12/20/49	1,319,053
Government National Mortgage Association REMICS Series 2020-55, Class AS (-1X 1 mo. USD Term SOFR + 5.936%)
7,948,444	0.578	(a)(c)	04/20/50	925,777

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
Government National Mortgage Association REMICS Series 2020-61, Class GI
$1,806,656	5.000	%(a)	05/20/50	$ 351,157

				6,201,078

Sequential Fixed Rate – 0.3%
Federal National Mortgage Association REMICS Series 2012- 111, Class B
9,478	7.000		10/25/42	10,278
Federal National Mortgage Association REMICS Series 2012- 153, Class B
31,805	7.000		07/25/42	34,739
Verus Securitization Trust Series 2022-1, Class A1
4,215,288	2.724	(a)(b)(h)	01/25/67	3,783,322

				3,828,339

Sequential Floating Rate(a)(b) – 1.8%
Angel Oak Mortgage Trust Series 2021-6, Class A1
818,665	1.458	(c)	09/25/66	656,854
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-DNA3, Class B1 (30 day USD SOFR Average + 5.214%)
408,788	10.552	(c)	06/25/50	448,050
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-DNA5, Class B1 (30 day USD SOFR Average + 4.800%)
3,231,000	10.137	(c)	10/25/50	3,618,714
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA1, Class M2 (30 day USD SOFR Average + 1.800%)
180,094	7.137	(c)	01/25/51	181,431
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA2, Class M2 (30 day USD SOFR Average + 2.050%)
1,150,000	7.387	(c)	12/25/33	1,138,865
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA6, Class B1 (30 day USD SOFR Average + 3.400%)
2,046,000	8.737	(c)	10/25/41	2,085,535
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-DNA5, Class M2 (30 day USD SOFR Average + 2.800%)
491,812	8.137	(c)	10/25/50	498,968
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3, Class M1A (30 day USD SOFR Average + 2.000%)
1,684,869	7.337	(c)	04/25/42	1,700,991
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1, Class M1A (30 day USD SOFR Average + 1.000%)
1,566,871	6.337	(c)	01/25/42	1,561,733
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2020-HQA5, Class M2 (30 day USD SOFR Average + 2.600%)
1,954,430	7.937	(c)	11/25/50	1,988,629

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a)(b) – (continued)
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-HQA2, Class M1B (30 Day USD SOFR Average + 3.350%)
$1,074,000	8.687	%(c)	06/25/43	$ 1,132,448
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R01, Class 1B1 (30 day USD SOFR Average + 3.100%)
2,311,000	8.437	(c)	10/25/41	2,341,268
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03, Class 2M2 (30 day USD SOFR Average + 3.900%)
298,099	9.237	(c)	04/25/43	319,122
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R05, Class 1M2 (30 day USD SOFR Average + 3.100%)
560,000	8.437	(c)	06/25/43	584,673
GCAT Trust Series 2022-NQM4, Class A1
474,998	5.269	(h)	08/25/67	477,636
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
4,373,484	2.520	(c)	05/25/52	3,552,145
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
79,519	3.750	(c)	05/28/52	75,025
OBX Trust Series 2022-NQM7, Class A1
473,214	5.110	(h)	08/25/62	472,659

				22,834,746

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 32,864,163

Commercial Mortgage-Backed Securities – 3.5%
Sequential Fixed Rate – 2.0%
Bank Series 2023-BNK46, Class A4
$4,100,000	5.745	%(a)	08/15/56	$ 4,324,417
Bank5 Series 2023-5YR4, Class A3
1,500,000	6.500	(a)	12/15/56	1,585,855
BBCMS Mortgage Trust Series 2023-C19, Class A5
2,900,000	5.451	(a)	04/15/56	2,996,984
BBCMS Mortgage Trust Series 2023-C19, Class ASB
800,000	5.700	(a)	04/15/56	816,859
BMO Mortgage Trust Series 2022-C3, Class A5
575,000	5.313	(a)	09/15/54	585,794
BMO Mortgage Trust Series 2023-C7, Class A5
5,000,000	6.160	(a)	12/15/56	5,425,693
BX Trust Series 2022-CLS, Class A
3,900,000	5.760	(b)	10/13/27	3,888,695
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
1,500,000	3.000	(a)(b)	09/15/50	1,036,385
Citigroup Commercial Mortgage Trust Series 2019-C7, Class A4
740,000	3.102	(a)	12/15/72	663,706
MSWF Commercial Mortgage Trust Series 2023-2, Class A2
3,150,000	6.890	(a)	12/15/56	3,297,972
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
900,000	3.250	(a)(b)	01/15/60	689,080

				25,311,440

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – 1.5%
Bank5 Series 2023-5YR1, Class A3
$3,610,000	6.260	%(a)	04/15/56	$ 3,743,657
Bank5 Series 2023-5YR4, Class AS
821,000	7.274	(a)	12/15/56	857,899
BBCMS Mortgage Trust Series 2023-C22, Class A5
2,850,000	6.804	(a)	11/15/56	3,250,277
BBCMS Mortgage Trust Series 2023-5C23, Class A3
4,150,000	6.675	(a)	12/15/56	4,424,766
BBCMS Mortgage Trust Series 2023-5C23, Class AS
1,450,000	7.703	(a)	12/15/56	1,546,606
BX Commercial Mortgage Trust Series 2023-VLT2, Class A (1 mo. USD Term SOFR + 2.281%)
1,500,000	7.643	(b)	06/15/40	1,496,363
BX Commercial Mortgage Trust Series 2023-VLT3, Class A
2,675,000	7.302	(b)	11/15/28	2,672,061
Citigroup Commercial Mortgage Trust Series 2015-P1, Class C
1,949,000	4.369	(a)	09/15/48	1,762,161

				19,753,790

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 45,065,230

Federal Agencies – 11.6%
Government National Mortgage Association – 3.1%
$1,211,024	4.500%		08/20/47	$ 1,205,151
195,800	5.000		03/20/48	197,619
1,873,668	4.000		05/20/48	1,813,453
670,789	4.500		06/20/48	662,085
677,481	4.500		07/20/48	668,268
1,035,841	4.500		09/20/48	1,021,753
720,515	4.500		10/20/48	710,266
897,681	4.500		12/20/48	884,912
2,197,705	4.500		01/20/49	2,165,756
678,749	4.500		02/20/49	668,670
915,035	4.500		03/20/49	901,732
487,652	4.500		10/20/49	480,715
878,719	5.000		12/20/49	885,687
55,299	5.000		02/20/50	55,812
4,766,195	3.000		11/20/51	4,290,875
5,000,000	5.000		TBA-30yr(i)	1,987,856
9,000,000	6.000		TBA-30yr(i)	9,147,178
11,000,000	6.500		TBA-30yr(i)	11,258,146

				39,005,934

Uniform Mortgage-Backed Security – 8.5%
2,315	5.000		03/01/25	2,295
4,356	5.000		11/01/26	4,324
4,499	5.000		07/01/27	4,471
11,184,645	4.000		12/01/44	10,795,474
8,734,562	4.000		08/01/45	8,443,259
9,020,070	4.000		08/01/45	8,722,064
74,824	4.500		07/01/47	74,015
4,864,595	4.000		01/01/49	4,691,716
46,898	4.500		03/01/50	46,101
4,695,914	6.000		11/01/52	4,870,231
4,428,156	6.000		11/01/52	4,580,080
1,880,676	5.500		12/01/52	1,920,175
5,417,707	6.000		12/01/52	5,586,650

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$931,553	6.000%	01/01/53	$ 960,602
2,772,340	6.000	01/01/53	2,839,731
954,458	5.500	04/01/53	968,837
947,050	6.000	04/01/53	979,838
940,828	6.000	04/01/53	970,166
954,819	6.000	04/01/53	980,118
2,955,080	6.500	09/01/53	3,043,575
6,932,001	6.500	11/01/53	7,206,745
5,000,000	3.500	TBA-30yr(i)	4,589,844
22,000,000	4.500	TBA-30yr(i)	970,156
8,000,000	6.500	TBA-30yr(i)	8,196,244
8,000,000	7.000	TBA-30yr(i)	8,250,943
19,000,000	7.000	TBA-30yr(i)	19,590,051

			109,287,705

TOTAL FEDERAL AGENCIES			$148,293,639

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $227,240,059)			$226,223,032

Asset-Backed Securities(a) – 12.8%
Automotive – 2.7%
Bank of America Auto Trust Series 2023-2A, Class A2(b)
$2,500,000	5.850%	08/17/26	$ 2,514,565
Ford Credit Floorplan Master Owner Trust A Series 2019-4, Class A
3,750,000	2.440	09/15/26	3,670,740
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A(b)
2,785,000	2.900	04/15/26	2,762,510
Nissan Auto Receivables Owner Trust Series 2023-A, Class A2A
3,585,097	5.340	02/17/26	3,580,203
Santander Drive Auto Receivables Trust Series 2023-6, Class A2
4,200,000	6.080	05/17/27	4,214,816
Tesla Auto Lease Trust Series 2021-B, Class A3(b)
8,697,945	0.600	09/22/25	8,572,811
Toyota Auto Receivables Owner Trust Series 2021-D, Class A3
6,791,160	0.710	04/15/26	6,592,230
World Omni Auto Receivables Trust Series 2023-B, Class A2A
3,089,320	5.250	11/16/26	3,083,543

			34,991,418

Collateralized Loan Obligations – 8.9%
37 Capital CLO 1 Ltd. Series 2021-1A, Class A(b)(c) (3 mo. USD Term SOFR + 1.462%)
3,700,000	6.856	10/15/34	3,681,992
AMMC CLO XI Ltd. Series 2012-11A, Class A1R2(b)(c) (3 mo. USD Term SOFR + 1.272%)
2,936,833	6.662	04/30/31	2,936,698
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class AR(b)(c) (3 mo. USD Term SOFR + 1.462%)
7,600,000	6.877	07/20/34	7,581,144
Atlas Senior Loan Fund XVII Ltd. Series 2021-17A, Class A(b)(c) (3 mo. USD Term SOFR + 1.462%)
8,200,000	6.877	10/20/34	8,199,672

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Collateralized Loan Obligations – (continued)
Bain Capital Credit CLO Ltd. Series 2023-3A, Class A(b)(c) (3 mo. USD Term SOFR + 1.800%)
$3,600,000	7.165%	07/24/36	$ 3,621,582
Cathedral Lake VII Ltd. Series 2021-7RA, Class D(b)(c) (3 mo. USD Term SOFR + 4.542%)
750,000	9.944	01/15/32	740,113
CIFC Funding Ltd. Series 2018-2A, Class A1(b)(c) (3 mo. USD Term SOFR + 1.302%)
2,810,128	6.717	04/20/31	2,809,971
2,025,000	0.000	01/20/37	2,025,000
CQS U.S. CLO Ltd. Series 2021-1A, Class A(b)(c) (3 mo. USD Term SOFR + 1.482%)
4,500,000	6.897	01/20/35	4,477,617
Crown City CLO I Series 2020-1A, Class A1AR(b)(c) (3 mo. USD Term SOFR + 1.452%)
2,500,000	6.867	07/20/34	2,491,082
Halsey Point CLO I Ltd. Series 2019-1A, Class A1A1(b)(c) (3 mo. USD Term SOFR + 1.612%)
3,500,000	7.027	01/20/33	3,495,765
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1A(b)(c) (3 mo. USD Term SOFR + 1.712%)
5,775,000	7.102	11/30/32	5,777,264
Helios Issuer LLC Series 2023-GRID1, Class 1A(b)
368,940	5.750	12/20/50	376,640
Invesco CLO Ltd. Series 2021-2A, Class A(b)(c) (3 mo. USD Term SOFR + 1.382%)
4,300,000	6.776	07/15/34	4,290,871
Jamestown CLO XVI Ltd. Series 2021-16A, Class A(b)(c) (3 mo. USD Term SOFR + 1.462%)
3,000,000	6.840	07/25/34	2,994,297
LCM 26 Ltd. Series 26-A, Class A1(b)(c) (3 mo. USD Term SOFR + 1.332%)
6,194,973	6.747	01/20/31	6,194,701
Marble Point CLO XVII Ltd. Series 2020-1A, Class A(b)(c) (3 mo. USD Term SOFR + 1.562%)
6,000,000	6.977	04/20/33	5,994,024
MJX Venture Management II LLC Series 2017-28RR, Class A1(b)(c) (3 mo. USD Term SOFR + 1.542%)
3,641,938	6.954	07/22/30	3,627,054
Newark BSL CLO 1 Ltd. Series 2016-1A, Class A1R(b)(c) (3 mo. USD Term SOFR + 1.362%)
2,376,919	6.749	12/21/29	2,376,843
Northwoods Capital XVIII Ltd. Series 2019-18A, Class AR(b)(c) (3 mo. USD Term SOFR + 1.362%)
10,600,000	6.729	05/20/32	10,558,660
Pikes Peak CLO 3 Series 2019-3A, Class ARR(b)(c) (3 mo. USD Term SOFR + 1.462%)
4,000,000	6.840	10/25/34	3,995,496
RRX 3 Ltd. Series 2021-3A, Class A2(b)(c) (3 mo. USD Term SOFR + 2.012%)
3,000,000	7.406	04/15/34	3,000,000
Sycamore Tree CLO Ltd. Series 2023-2A, Class A(b)(c) (3 mo.
USD Term SOFR + 2.330%)
2,200,000	7.746	04/20/35	2,203,080
TCW CLO Ltd. Series 2022-1A, Class A1(b)(c) (3 mo. USD Term SOFR + 1.340%)
7,900,000	6.752	04/22/33	7,860,824

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Collateralized Loan Obligations – (continued)
TICP CLO XIV Ltd. Series 2019-14A, Class A1R(b)(c) (3 mo. USD Term SOFR + 1.342%)
	$8,000,000	6.757%	10/20/32	$ 7,991,056
Venture 36 CLO Ltd. Series 2019-36A, Class D(b)(c) (3 mo. USD Term SOFR + 4.412%)
	2,500,000	9.827	04/20/32	2,348,782
Zais CLO 13 Ltd. Series 2019-13A, Class A1A(b)(c) (3 mo. USD Term SOFR + 1.752%)
	3,000,000	7.146	07/15/32	2,991,153

				114,641,381

Credit Card – 1.1%
Barclays Dryrock Issuance Trust Series 2023-1, Class A
	7,300,000	4.720	02/15/29	7,290,035
(30 day USD SOFR Average + 0.900%)
	2,425,000	6.227 (c)	08/15/28	2,428,271
Discover Card Execution Note Trust Series 2023-A1, Class A
	3,800,000	4.310	03/15/28	3,769,779

				13,488,085

Student Loan – 0.1%
Edsouth Indenture No. 5 LLC Series 2014-1, Class A(b)(c) (30 day USD SOFR Average + 0.814%)
	187,714	6.152	02/25/39	185,485
Illinois Student Assistance Commission Series 2010-1, Class A3(c) (90 day USD SOFR Average + 1.162%)
	574,380	6.496	07/25/45	574,384
PHEAA Student Loan Trust Series 2012-1A, Class A1(b)(c) (30 day USD SOFR Average + 0.664%)
	16,169	6.002	05/25/57	16,083
(30 day USD SOFR Average + 1.264%)
	576,062	6.602	09/25/65	576,939

				1,352,891

TOTAL ASSET-BACKED SECURITIES (Cost $164,902,626)				$ 164,473,775

Sovereign Debt Obligations – 3.8%
Euro(b) – 0.0%
Indonesia Government International Bonds
EUR	250,000	2.150%	07/18/24	$ 272,505

Sovereign – 0.0%
Export-Import Bank of Korea
	$720,000	5.000	01/11/28	732,974

United States Dollar – 3.8%
Airport Authority(a)(b)
	660,000	4.750	01/12/28	666,164
Chile Government International Bonds
	2,060,000	3.125	01/21/26	1,993,694
Indonesia Government International Bonds (a)
	8,750,000	4.150	09/20/27	8,599,609
	6,030,000	4.550	01/11/28	6,011,156
Korea Hydro & Nuclear Power Co. Ltd.(b)
	3,950,000	4.250	07/27/27	3,883,522

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Mexico Government International Bonds(a)
$1,940,000	5.400%		02/09/28	$ 1,985,469
Panama Government International Bonds(a)
2,010,000	3.750		03/16/25	1,950,956
Peru Government International Bonds(a)
2,120,000	2.392		01/23/26	2,012,675
Perusahaan Penerbit SBSN Indonesia III
3,530,000	2.300	(b)	06/23/25	3,392,330
4,310,000	2.300		06/23/25	4,141,910
7,550,000	1.500	(b)	06/09/26	6,969,594
Philippines Government International Bonds
2,000,000	3.229		03/29/27	1,914,375
Qatar Government International Bonds (b)
1,840,000	3.375		03/14/24	1,827,635
690,000	3.400		04/16/25	676,117
Romania Government International Bonds(b)
1,500,000	3.000		02/27/27	1,395,000
Saudi Government International Bonds(b)
800,000	2.900		10/22/25	771,750

				48,191,956

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $50,581,017)				$ 49,197,435

Shares	Description			Value

Common Stocks – 0.0%
Real Estate Management & Development – 0.0%
10,465	Sunac China Holdings Ltd.			$ 2,012
22,377	Sunac Services Holdings Ltd.			5,367

				7,379

TOTAL COMMON STOCKS (Cost $57,971)				$ 7,379

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 10.3%
U.S. Treasury Notes
$3,000,000	3.000%		06/30/24	$ 2,968,125
13,770,000	4.250		12/31/24	13,699,536
492,000	0.750		04/30/26	455,215
65,360,000	0.750		05/31/26	60,340,557
42,270,000	0.750		08/31/26	38,762,911
850,000	2.875		08/15/28	813,410
15,440,000	3.750		12/31/28	15,372,978

TOTAL U.S. TREASURY OBLIGATIONS (Cost $132,444,373)				$ 132,412,732

Shares	Dividend Rate		Value

Investment Company(j) – 0.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
5,140,006	5.248%		$ 5,140,006
(Cost $5,140,006)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 101.0% (Cost $1,325,942,892)			$1,294,850,969

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 0.9%
Certificates of Deposit – 0.6%
Credit Industriel et Commercial
$5,204,000	5.280%	12/12/24	$ 5,211,290
Wells Fargo Bank NA
2,901,000	5.230	12/13/24	2,903,106

			8,114,396

Commercial Paper(b)(e) – 0.3%
HSBC USA, Inc.
1,939,000	0.000	09/09/24	1,864,099
Toronto-Dominion Bank
2,028,000	0.000	12/12/24	1,931,109

			3,795,208

TOTAL SHORT-TERM INVESTMENTS (Cost $11,891,181)			$ 11,909,604

TOTAL INVESTMENTS – 101.9% (Cost $1,337,834,073)			$1,306,760,573

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.9)%			(24,334,421)

NET ASSETS – 100.0%			$1,282,426,152

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2023.

(d)	Pay-in-kind securities.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Security is currently in default and/or non-income producing.

(g)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(h)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2023.

(i)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $63,990,418 which represents approximately 5.0% of net assets as of December 31, 2023.

(j)	Represents an affiliated Issuer.

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	586,000	JPY	54,971,546	03/21/24	$5,426
	AUD	9,820,980	USD	6,561,357	03/20/24	147,353
	CAD	10,588,301	USD	7,895,718	03/20/24	103,928
	CHF	6,332,364	USD	7,274,314	03/20/24	317,651
	CNH	10,967,249	USD	1,546,000	03/20/24	1,771
	EUR	4,419,898	GBP	3,820,018	03/20/24	24,062
	EUR	357,000	PLN	1,546,167	03/20/24	2,871
	EUR	4,090,988	USD	4,472,001	03/20/24	58,886
	GBP	3,244,289	USD	4,109,219	03/20/24	27,742
	ILS	796,239	USD	216,617	03/20/24	3,848
	JPY	1,874,981,364	USD	13,031,921	03/21/24	436,761
	KRW	1,010,104,570	USD	769,000	03/20/24	14,659
	MXN	2,421,000	USD	136,875	03/20/24	3,836
	NOK	37,563,345	USD	3,536,600	03/20/24	167,197
	NZD	3,358,914	USD	2,091,277	03/20/24	32,482
	PLN	9,879,724	USD	2,445,787	03/20/24	62,328
	SEK	66,369,992	USD	6,483,282	03/20/24	118,001
	SGD	3,284,553	USD	2,453,495	03/20/24	44,535
	TWD	47,982,837	USD	1,540,113	03/13/24	48,653
	ZAR	7,096,815	USD	380,407	03/20/24	4,832

TOTAL						$1,626,822

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	CNH	5,682,705	USD	803,641	03/20/24	$(1,660)
	EUR	714,978	AUD	1,172,349	03/20/24	(8,972)
	EUR	704,000	CHF	661,148	03/20/24	(12,960)
	EUR	1,848,803	NOK	21,961,298	03/20/24	(117,811)
	EUR	617,000	SEK	6,958,421	03/20/24	(8,752)
	GBP	2,217,836	EUR	2,579,176	03/20/24	(28,435)
	GBP	925,843	USD	1,184,125	03/20/24	(3,536)
	NZD	585,372	AUD	543,357	03/20/24	(1,051)
	SEK	25,762,871	USD	2,574,485	03/20/24	(12,062)
	TRY	11,481,680	USD	362,312	03/20/24	(972)
	USD	9,369,852	CAD	12,622,351	03/20/24	(166,557)
	USD	6,921,442	CHF	5,965,284	03/20/24	(230,424)
	USD	4,731,845	CNH	33,820,577	03/20/24	(41,140)
	USD	599,824	CZK	13,583,621	03/20/24	(6,298)
	USD	9,499,383	EUR	8,779,565	03/20/24	(224,238)
	USD	6,640,770	GBP	5,276,578	03/20/24	(87,668)
	USD	646,156	ILS	2,389,771	03/20/24	(15,528)

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)	USD	1,633,032	JPY	239,400,821	02/13/24	$(76,458)
	USD	11,378,122	JPY	1,593,799,544	03/21/24	(70,728)
	USD	636,111	KRW	831,648,156	03/20/24	(9,098)
	USD	233,894	MXN	4,143,785	03/20/24	(6,947)
	USD	1,768,971	NOK	19,372,974	03/20/24	(141,231)
	USD	4,474,920	NZD	7,287,436	03/20/24	(132,745)
	USD	773,000	PLN	3,046,816	03/20/24	(479)
	USD	6,665,334	SEK	69,695,527	03/20/24	(266,713)
	USD	774,000	SGD	1,027,154	03/20/24	(7,190)
	USD	1,163,863	ZAR	22,390,342	03/20/24	(51,560)

TOTAL						$(1,731,213)

FORWARD SALES CONTRACTS — At December 31, 2023, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	01/01/24	$8,000,000	$(3,623,873)
Government National Mortgage Association	4.000	TBA - 30yr	01/01/24	(1,000,000)	(955,331)
Government National Mortgage Association	4.500	TBA - 30yr	01/01/24	(9,000,000)	(8,786,415)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	01/01/24	1,000,000	(31,231,391)
Uniform Mortgage-Backed Security	5.500	TBA - 30yr	01/01/24	11,000,000	(2,009,845)

(PROCEEDS RECEIVABLE: $(45,417,383))					$(46,606,855)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	1	03/26/24	$130,843	$9,176
2 Year U.S. Treasury Notes	1,493	03/28/24	307,429,695	2,469,111
30 Year German Euro-Buxl	2	03/07/24	312,904	20,000
5 Year German Euro-Bund	3	03/07/24	454,452	11,521
5 Year U.S. Treasury Notes	103	03/28/24	11,203,664	7,062

Total				$2,516,870

Short position contracts:
10 Year U.S. Treasury Notes	(142)	03/19/24	(16,030,469)	(13,324)
20 Year U.S. Treasury Bonds	(69)	03/19/24	(8,620,688)	(253,416)
5 Year German Euro-Bobl	(176)	03/07/24	(23,175,535)	(317,244)
5 Year German Euro-Oat	(5)	03/07/24	(725,902)	191
Ultra 10-Year U.S. Treasury Note	(141)	03/19/24	(16,640,203)	(749,417)
Ultra Long U.S. Treasury Bonds	(2)	03/19/24	(267,188)	388

Total				$(1,332,822)

TOTAL FUTURES CONTRACTS				$1,184,048

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2023, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M EURO(b)	3.720%(c)	03/18/25	EUR	89,120	$684,999	$(128,614)	$813,613
1.250%(d)	12M CHFOR(d)	03/20/26	CHF	86,660	(394,728)	(435,550)	40,822
3.000(d)	12M EURO(d)	03/20/26	EUR	129,370	(1,862,590)	(1,736,568)	(126,022)
3M STIBOR(b)	3.500(d)	03/20/26	SEK	780,450	1,252,405	805,551	446,854
12M CDOR(e)	3.750(e)	03/20/26	CAD	47,020	105,381	(60,250)	165,631
3.750(b)	3M AUDOR(b)	03/20/26	AUD	75,510	40,826	329,614	(288,788)
12M SOFR(d)	4.000(d)	03/20/26		$23,500	80,396	25,682	54,714
6M NIBOR(e)	4.250(d)	03/20/26	NOK	469,660	454,202	351,013	103,189
12M GBP(d)	5.250(d)	03/20/26	GBP	69,440	2,442,843	1,751,015	691,828
12M JYOR(d)	0.500(d)	08/02/26	JPY	2,938,160	66,440	16,387	50,053
12M SOFR(d)	3.350(d)	10/06/27		$102,530	480,640	(8,982)	489,622
6M EURO(e)	3.000(d)	10/20/27	EUR	37,950	711,690	(383,235)	1,094,925
12M SOFR(d)	3.730(d)	11/28/27		$17,290	198,618	63,096	135,522
12M EURO(d)	2.673(d)	04/22/28	EUR	42,460	1,081,433	93,663	987,770
2.852(d)	3M EURO(b)	04/22/28		42,460	(1,058,507)	(77,472)	(981,035)
0.500(d)	12M JYOR(d)	08/03/28	JPY	6,120,010	131,615	(72,044)	203,659
12M SOFR(d)	3.696(d)	09/22/28		$70,430	697,081	(180,741)	877,822
12M EURO(d)	2.500(d)	10/19/28	EUR	22,690	426,515	158,628	267,887
1.250(d)	12M CHFOR(d)	03/20/29	CHF	3,910	(47,925)	(41,392)	(6,533)
2.750(d)	12M EURO(d)	03/20/29	EUR	4,200	(141,383)	(86,735)	(54,648)
6M NIBOR(e)	3.750(d)	03/20/29	NOK	91,290	166,547	144,089	22,458
12M SOFR(d)	4.250(d)	03/20/29		$26,780	998,273	849,766	148,507
12M GBP(d)	4.750(d)	03/20/29	GBP	9,300	788,316	455,105	333,211
4.000(e)	6M AUDOR(e)	03/20/29	AUD	10,220	(27,305)	119,901	(147,206)
0.500(d)	12M JYOR(d)	03/21/29	JPY	15,944,000	64,828	1,188,846	(1,124,018)
2.680(d)	12M SOFR(d)	07/28/32		$20,480	516,370	13,394	502,976
12M JYOR(d)	1.250(d)	08/02/33	JPY	1,260,400	20,721	(2,554)	23,275
1.250(d)	12M JYOR(d)	08/03/33		1,665,000	(27,175)	(91,267)	64,092
12M SOFR(d)	4.306(d)	10/05/33		$35,380	1,271,511	3,329	1,268,182
6M EURO(e)	3.000(d)	11/10/33	EUR	27,070	566,420	255,247	311,173
12M CHFOR(d)	1.500(d)	03/20/34	CHF	4,390	166,887	157,474	9,413
3.250(e)	12M CDOR(e)	03/20/34	CAD	1,610	(22,374)	4,762	(27,136)
12M EURO(d)	2.750(d)	03/20/34	EUR	4,740	231,645	135,892	95,753
6M EURO(e)	3.000(d)	03/20/34		4,280	225,959	214,869	11,090
3.000(d)	3M STIBOR(b)	03/20/34	SEK	119,890	(723,470)	(433,997)	(289,473)
6M AUDOR(e)	4.250(e)	03/20/34	AUD	4,250	15,924	(98,826)	114,750
12M GBP(d)	4.250(d)	03/20/34	GBP	390	41,718	21,069	20,649
12M SOFR(d)	4.250(d)	03/20/34		$3,490	242,802	222,012	20,790

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M NZDOR(b)	4.750%(e)	03/20/34	NZD	7,260	$238,899	$8,395	$230,504
3.750%(d)	6M NIBOR(e)	03/20/34	NOK	16,120	(62,380)	(42,628)	(19,752)
1.000(d)	12M JYOR(d)	03/21/34	JPY	1,078,000	(84,638)	60,451	(145,089)
3.240(d)	12M SOFR(d)	10/06/35		$23,540	152,377	(269,002)	421,379
3.781(d)	12M SOFR(d)	09/22/36		15,880	(500,139)	258,771	(758,910)
12M SOFR(d)	2.910(d)	07/28/37		51,150	(1,118,891)	(393,355)	(725,536)
6M EURO(e)	2.152(d)	08/09/37	EUR	24,870	(609,270)	(1,409,065)	799,795
12M SOFR(d)	3.391(d)	05/10/38		$61,370	(368,809)	(542,937)	174,128
12M JYOR(d)	1.500(d)	08/03/38	JPY	1,806,000	(94,264)	(137,051)	42,787
1.451(d)	6M EURO(e)	08/10/42	EUR	63,600	2,321,598	241,189	2,080,409
2.080(d)	12M SOFR(d)	07/28/47		$51,020	1,159,363	495,588	663,775
6M EURO(e)	1.051(d)	08/11/47	EUR	37,230	(1,150,535)	(1,368,432)	217,897
2.564(d)	12M SOFR(d)	05/11/53		$52,230	555,189	427,164	128,025
2.000(d)	6M EURO(e)	05/17/53	EUR	10,580	36,659	42,583	(5,924)
2.500(d)	6M EURO(e)	11/10/53		12,030	(577,668)	(477,291)	(100,377)
3.613(d)	12M SOFR(d)	11/15/53		$18,880	(814,781)	(125,329)	(689,452)
3.512(d)	12M SOFR(d)	11/29/53		5,450	(196,708)	(81,542)	(115,166)
2.500(d)	6M EURO(e)	03/20/54	EUR	3,420	(156,017)	(100,687)	(55,330)

TOTAL					$8,597,533	$128,999	$8,468,534

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2023.
(b)	Payments made quarterly.
(c)	Payments made at maturity.
(d)	Payments made annually.
(e)	Payments made semi-annually.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at December 31, 2023(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.AAA.16	0.500%	0.766%	MS & Co. Int. PLC	04/17/65	$11,000	$(197,043)	$(209,678)	$12,635

TOTAL						$(197,043)	$(209,678)	$12,635

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2023(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
AT&T, Inc., 3.800%, 02/15/27	1.000%	0.606%	06/20/26	$3,475	$33,255	$31,825	$1,430
AT&T, Inc., 3.800%, 02/15/27	1.000	0.563	12/20/25	10,000	86,037	42,282	43,755
CDX.NA.IG Index 32	1.000	0.086	06/20/24	225	1,050	396	654
CDX.NA.IG Index 40	1.000	0.507	06/20/28	19,049	389,362	276,307	113,055
General Electric Co. 6.750%, 03/15/32	1.000	0.285	06/20/26	5,225	89,957	35,140	54,817

TOTAL					$599,661	$385,950	$213,711

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2023, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3M IRS	MS & Co. Int. PLC	3.425%	03/13/2024	48,690,000	$48,690,000	$18,813	$52,452	$(33,639)
3M IRS	MS & Co. Int. PLC	3.800	03/13/2024	97,380,000	97,380,000	7,805	28,610	(20,805)

				146,070,000	$146,070,000	$26,618	$81,062	$(54,444)

Puts
3M IRS	Citibank NA	4.050	02/05/2024	25,810,000	25,810,000	182	5,062	(4,880)
3M IRS	Citibank NA	3.700	02/05/2024	25,810,000	25,810,000	1,584	29,842	(28,258)
3M IRS	Citibank NA	3.750	02/05/2024	25,810,000	25,810,000	1,157	22,915	(21,758)
3M IRS	Citibank NA	4.000	02/05/2024	25,810,000	25,810,000	245	6,395	(6,150)

				103,240,000	$103,240,000	$3,168	$64,214	$(61,046)

Total purchased option contracts				249,310,000	$249,310,000	$29,786	$145,276	$(115,490)

Written option contracts
Calls
6M IRS	Citibank NA	3.720	03/14/2024	(50,340,000)	(50,340,000)	(393,572)	(114,392)	(279,180)
6M IRS	Citibank NA	3.744	03/14/2024	(50,340,000)	(50,340,000)	(405,887)	(111,360)	(294,527)
3M IRS	MS & Co. Int. PLC	3.650	03/13/2024	(146,070,000)	(146,070,000)	(22,028)	(69,936)	47,908

				(246,750,000)	$(246,750,000)	$(821,487)	$(295,688)	$(525,799)

Puts
3M IRS	Citibank NA	3.900	02/05/2024	(51,620,000)	(51,620,000)	(906)	(20,250)	19,344
3M IRS	Citibank NA	3.850	02/05/2024	(51,620,000)	(51,620,000)	(1,236)	(27,632)	26,396
6M IRS	Citibank NA	3.720	03/14/2024	(50,340,000)	(50,340,000)	(5,652)	(114,392)	108,740
6M IRS	Citibank NA	3.744	03/14/2024	(50,340,000)	(50,340,000)	(5,113)	(111,360)	106,247

				(203,920,000)	$(203,920,000)	$(12,907)	$(273,634)	$260,727

Total written option contracts				(450,670,000)	$(450,670,000)	$(834,394)	$(569,322)	$(265,072)

TOTAL				(201,360,000)	$(201,360,000)	$(804,608)	$(424,046)	$(380,562)

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNH	— Chinese Yuan Renminbi Offshore
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
IO	— Interest Only Stripped Security
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
USD	— US. Dollar

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
3M IRS	— 3 Months Interest Rate Swaptions
6M IRS	— 6 Months Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CDX.NA.IG Ind 32	— CDX North America Investment Grade Index 32
CDX.NA.IG Ind 40	— CDX North America Investment Grade Index 40
CHFOR	— Swiss Franc Offered Rate
EURO	— Euro Offered Rate
JYOR	— Japanese Yen Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
SOFR	— Secured Overnight Financing Rate
STIBOR	— Stockholm Interbank Offered Rate

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 37.8%
Collateralized Mortgage Obligations – 0.2%
Sequential Fixed Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 1980, Class Z
$64,298	7.000	%(a)	07/15/27	$ 65,740
Federal Home Loan Mortgage Corp. REMICS Series 2019, Class Z
60,637	6.500	(a)	12/15/27	61,863
Federal Home Loan Mortgage Corp. REMICS Series 4246, Class PT
40,698	6.500		02/15/36	42,842
Federal Home Loan Mortgage Corp. REMICS Series 2755, Class ZA
235,533	5.000		02/15/34	238,936
Federal Home Loan Mortgage Corp. REMICS Series 3530, Class DB
29,721	4.000		05/15/24	29,587
Federal National Mortgage Association REMICS Series 2012- 111, Class B
144,542	7.000		10/25/42	156,738
Federal National Mortgage Association REMICS Series 2012- 153, Class B
512,057	7.000		07/25/42	559,302

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 1,155,008

Federal Agencies – 37.6%
Adjustable Rate Federal Home Loan Mortgage Corp.(b) – 0.2%
(RFUCC1 yr. Treasury + 1.840%)
$114,979	5.626%		11/01/34	$ 116,540
(1 yr. CMT + 2.250%)
246,153	5.503		06/01/35	248,185
(RFUCC1 yr. Treasury + 2.330%)
25,185	5.515		05/01/36	25,806
(RFUCC6 mo. Treasury + 2.057%)
11,700	7.806		10/01/36	11,878
(RFUCC1 yr. Treasury + 1.780%)
76,226	5.681		06/01/42	77,426
(RFUCC1 yr. Treasury + 1.638%)
622,414	5.838		11/01/44	630,179

				1,110,014

Adjustable Rate Federal National Mortgage Association – 0.5%
(11th District Cost of Funds - Consumer+ 1.695%)(b)
3,614	4.709		08/01/29	3,579
(RFUCC1 yr. Treasury + 1.755%)(b)
21,662	6.005		07/01/32	21,952
(RFUCC1 yr. Treasury + 1.800%)(b)
208,853	5.384		05/01/33	212,532
(RFUCC6 mo. Treasury + 2.250%)(b)
32,091	5.625		08/01/33	32,611
(11th District Cost of Funds - Consumer+ 1.254%)(b)
227,409	4.590		08/01/33	227,258
(1 yr. CMT + 2.286%)(b)
99,351	4.426		02/01/34	100,772
(RFUCC1 yr. Treasury + 1.695%)(b)
24,050	5.445		05/01/34	24,473
(RFUCC1 yr. Treasury + 1.720%)(b)
214,854	4.728		05/01/34	218,389

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate Federal National Mortgage Association – (continued)
(RFUCC1 yr. Treasury + 1.720%)(b) – (continued)
$22,168	4.220%	03/01/35	$ 22,592
31,546	5.095	04/01/35	32,196
(1 yr. CMT + 2.220%)(b)
129,857	5.970	06/01/34	131,492
(RFUCC1 yr. Treasury + 1.685%)(b)
32,757	5.935	10/01/34	33,235
(RFUCC1 yr. Treasury + 1.627%)(b)
64,332	5.877	10/01/34	65,115
(RFUCC1 yr. Treasury + 1.597%)(b)
68,232	4.317	03/01/35	69,262
(RFUCC1 yr. Treasury + 1.325%)(b)
80,278	4.075	04/01/35	80,852
(RFUCC1 yr. Treasury + 1.423%)(b)
58,772	4.234	05/01/35	59,426
(1 yr. CMT + 2.095%)(b)
47,782	6.143	10/01/35	48,226
(RFUCC1 yr. Treasury + 1.726%)(b)
165,198	4.248	03/01/36	168,670
(RFUCC1 yr. Treasury + 1.950%)(b)
363,362	4.950	04/01/36	372,582
(RFUCC1 yr. Treasury + 1.911%)(b)
146,487	6.160	06/01/36	149,741
(1 yr. MTA + 2.193%)(b)
268,231	7.126	07/01/36	272,652
58,530	6.185	11/01/36	59,621
(RFUCC1 yr. Treasury + 1.712%)(b)
272,969	5.290	07/01/37	278,202

			2,685,430

Adjustable Rate Government National Mortgage Association – 0.3%
(1 yr. CMT + 1.500%)(b)
52,418	3.875	05/20/34	51,992
130,785	3.625	07/20/34	128,638
121,664	3.625	08/20/34	119,681
760,470	3.625	09/20/34	748,084
108,291	2.750	10/20/34	106,524
117,785	2.750	12/20/34	115,878

			1,270,797

Federal Home Loan Mortgage Corp. – 0.5%
3,593	7.500	01/01/31	3,804
11,764	4.500	07/01/33	11,680
332,274	4.500	08/01/33	329,904
665,157	4.500	09/01/33	660,410
59,645	4.500	10/01/33	59,220
1,771	4.500	04/01/34	1,760
1,419	4.500	04/01/35	1,411
1,105	4.500	07/01/35	1,099
2,570	4.500	08/01/35	2,555
14,936	4.500	09/01/35	14,847
3,597	4.500	10/01/35	3,577
604	4.500	12/01/35	600
474	4.500	05/01/36	471
43,690	4.500	01/01/38	43,447
585	4.500	04/01/38	585
314	4.500	05/01/38	313
2,771	4.500	06/01/38	2,756

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Home Loan Mortgage Corp. – (continued)
$69,528	4.500%	09/01/38	$ 69,417
1,467	4.500	01/01/39	1,462
35,613	4.500	02/01/39	35,528
18,671	4.500	03/01/39	18,618
3,721	4.500	04/01/39	3,710
98,709	4.500	05/01/39	98,435
314,840	4.500	06/01/39	313,960
11,479	4.500	07/01/39	11,480
13,855	4.500	08/01/39	13,816
19,117	4.500	09/01/39	19,063
3,565	4.500	10/01/39	3,555
6,595	4.500	11/01/39	6,575
7,433	4.500	12/01/39	7,425
12,409	4.500	01/01/40	12,373
3,047	4.500	02/01/40	3,038
9,068	4.500	04/01/40	9,041
13,459	4.500	05/01/40	13,417
17,042	4.500	06/01/40	16,989
11,615	4.500	07/01/40	11,579
12,110	4.500	08/01/40	12,073
7,395	4.500	09/01/40	7,371
3,376	4.500	10/01/40	3,366
4,048	4.500	02/01/41	4,029
12,051	4.500	03/01/41	11,996
22,929	4.500	04/01/41	22,825
24,976	4.500	05/01/41	24,862
43,989	4.500	06/01/41	43,789
4,102	4.500	07/01/41	4,083
128,059	4.500	08/01/41	127,480
132,349	4.500	09/01/41	131,930
7,900	4.500	12/01/41	7,864
103,511	4.500	03/01/42	103,039

			2,312,627

Federal National Mortgage Association – 0.0%
82,161	7.500	10/01/37	87,631

Government National Mortgage Association – 11.4%
951	6.500	01/15/32	973
3,051	6.500	02/15/32	3,150
2,409	6.500	08/15/34	2,523
8,129	6.500	05/15/35	8,533
2,157	6.500	06/15/35	2,252
6,345	6.500	07/15/35	6,662
2,401	6.500	08/15/35	2,525
4,839	6.500	09/15/35	5,088
8,111	6.500	11/15/35	8,546
5,305	6.500	12/15/35	5,578
15,598	6.500	01/15/36	16,366
20,409	6.500	02/15/36	21,492
9,177	6.500	03/15/36	9,634
29,111	6.500	04/15/36	30,603
40,530	6.500	05/15/36	42,646
34,486	6.500	06/15/36	36,213
108,246	6.500	07/15/36	114,191
113,622	6.500	08/15/36	119,992
242,068	6.500	09/15/36	255,886
88,507	6.500	10/15/36	93,338

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$122,502	6.500%	11/15/36	$ 129,962
49,102	6.500	12/15/36	51,841
22,247	6.500	01/15/37	23,459
13,247	6.500	02/15/37	14,017
8,493	6.500	03/15/37	8,956
12,305	6.500	04/15/37	13,014
4,609	6.500	05/15/37	4,742
4,903	6.500	08/15/37	5,184
23,053	6.500	09/15/37	24,392
36,871	6.500	10/15/37	39,639
15,502	6.500	11/15/37	16,354
12,357	6.500	05/15/38	13,102
31,308	6.000	11/15/38	32,858
2,215	6.500	01/15/39	2,303
3,583	6.500	02/15/39	3,753
2,192,482	4.500	08/20/47	2,181,848
48,327	4.500	02/20/48	48,063
114,410	4.500	05/20/48	113,069
587,172	4.500	09/20/48	579,186
4,267,654	5.000	09/20/48	4,285,574
162,933	5.000	10/20/48	163,618
3,398	5.000	11/20/48	3,413
1,600,341	4.500	12/20/48	1,577,577
3,733,498	5.000	12/20/48	3,748,009
322,559	4.500	01/20/49	317,870
1,902,048	5.000	01/20/49	1,909,441
27,792	5.000	03/20/49	27,900
978,776	4.000	04/20/49	945,180
12,170	5.000	05/20/49	12,221
464,837	5.000	06/20/49	466,644
67,162	5.000	11/20/49	67,654
690,935	5.000	12/20/49	696,415
199,436	5.000	07/20/50	201,289
527,009	4.000	01/20/51	505,543
454,765	2.500	09/20/51	393,028
900,479	2.500	10/20/51	781,890
4,106,722	3.000	11/20/51	3,728,292
564,341	2.500	11/20/51	489,668
5,852,987	3.000	12/20/51	5,313,640
2,200,583	2.500	12/20/51	1,907,589
966,879	2.500	01/20/52	835,014
2,822,839	4.500	09/20/52	2,754,528
3,344,692	4.500	10/20/52	3,263,752
3,000,000	2.000	TBA-30yr(c)	2,540,736
5,000,000	3.000	TBA-30yr(c)	4,529,842
3,000,000	5.000	TBA-30yr(c)	2,981,784
2,000,000	5.500	TBA-30yr(c)	2,012,407
6,000,000	6.000	TBA-30yr(c)	6,098,119
2,000,000	6.500	TBA-30yr(c)	2,046,936

			58,697,506

Uniform Mortgage-Backed Security – 24.7%
133,049	4.500	11/01/36	132,291
41,457	4.500	02/01/39	41,321
54,993	4.500	04/01/39	54,777
2,834	4.500	08/01/39	2,829
167,410	4.500	08/01/41	167,119
97,243	4.500	10/01/41	96,711

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$2,929,312	4.000%	12/01/44	$ 2,827,386
2,221,057	4.000	08/01/45	2,146,983
3,280,025	4.000	08/01/45	3,171,660
330,448	4.500	06/01/48	326,047
1,644,335	4.500	07/01/48	1,622,435
296,270	4.500	07/01/48	292,325
316,180	4.500	07/01/48	311,970
334,285	4.500	08/01/48	329,728
260,211	4.500	08/01/48	256,664
164,562	4.500	09/01/48	162,319
2,370,903	4.500	10/01/48	2,348,959
215,521	4.500	10/01/48	212,516
212,115	4.500	01/01/49	208,892
963,348	4.500	01/01/49	949,916
1,621,532	4.000	01/01/49	1,563,906
264,378	4.500	03/01/49	260,361
137,757	5.000	07/01/49	138,428
408,741	4.000	03/01/50	392,937
504,256	4.500	05/01/50	493,258
2,858,445	2.000	10/01/50	2,351,395
2,858,563	2.000	11/01/50	2,350,605
11,200,698	2.500	02/01/51	9,579,117
14,829,503	2.000	05/01/51	12,152,255
2,285,177	4.500	06/01/52	2,232,605
11,457,947	4.500	06/01/52	11,226,573
1,804,263	5.000	07/01/52	1,806,580
5,306,071	5.000	08/01/52	5,311,228
3,704,922	5.500	09/01/52	3,771,156
1,876,587	6.000	11/01/52	1,946,248
1,767,541	6.000	11/01/52	1,828,183
1,805,902	6.000	12/01/52	1,862,217
924,113	6.000	01/01/53	946,577
1,837,834	5.500	04/01/53	1,848,866
2,000,000	2.000	TBA-30yr(c)	1,635,344
4,000,000	3.000	TBA-30yr(c)	3,540,625
4,000,000	3.500	TBA-30yr(c)	3,671,875
28,000,000	5.500	TBA-30yr(c)	23,113,215
1,000,000	6.000	TBA-30yr(c)	1,015,938
6,000,000	6.500	TBA-30yr(c)	6,147,183
4,000,000	7.000	TBA-30yr(c)	4,125,471
6,000,000	7.000	TBA-30yr(c)	6,186,332

			127,161,326

TOTAL FEDERAL AGENCIES			$193,325,331

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $199,554,896)			$194,480,339

Agency Debentures – 16.4%
Sovereign – 16.4%
Federal Home Loan Banks
$13,950,000	3.500%	06/11/32	$ 12,964,851
Federal National Mortgage Association
5,200,000	6.250	05/15/29	5,768,776
16,080,000	7.125	01/15/30	18,702,809

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debentures – (continued)
Sovereign – (continued)
Tennessee Valley Authority
$49,850,000	0.750%	05/15/25	$ 47,276,244

TOTAL AGENCY DEBENTURES (Cost $89,842,157)			$ 84,712,680

U.S. Treasury Obligations – 55.3%
U.S. Treasury Bonds
$980,000	4.750%	11/15/43	$ 1,053,041
410,000	3.375	05/15/44	361,953
10,000	3.000	11/15/45	8,239
200,000	2.875	11/15/46	160,406
600,500	4.000	11/15/52	593,838
U.S. Treasury Inflation-Indexed Bonds
1,852,757	1.500	02/15/53	1,686,379
U.S. Treasury Notes
11,965,000	4.375	10/31/24	11,913,588
27,195,000	0.750	11/15/24	26,242,113
19,070,000	4.250	12/31/24	18,972,415
29,330,000	1.125	01/15/25	28,256,476
32,950,000	3.875	03/31/25	32,660,400
31,947,300	2.750	05/15/25	31,183,560
22,230,000	0.250	10/31/25	20,651,323
11,750,000	0.375	11/30/25	10,911,895
6,942,000	0.750	03/31/26	6,443,044
11,760,000	0.750	05/31/26	10,856,869
9,960,000	0.625	07/31/26	9,123,516
4,200,000	1.375	08/31/26	3,916,172
5,940,000	1.125	10/31/26	5,480,578
12,630,000	2.250	11/15/27	11,875,160
11,010,000	1.125	02/29/28	9,844,488
11,340,000	1.250	03/31/28	10,171,448
11,090,000	1.250	04/30/28	9,929,016
5,680,000	1.250	05/31/28	5,075,169
5,220,000	3.750	12/31/28	5,197,341
2,210,000	1.750	01/31/29	1,994,352
5,630,000	2.625	02/15/29	5,303,196
4,910,000	3.500	04/30/30	4,800,676

TOTAL U.S. TREASURY OBLIGATIONS (Cost $289,582,005)			$284,666,651

Shares	Dividend Rate		Value

Investment Company(d) – 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
725,165	5.248%		$ 725,165
(Cost $725,165)

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(e) – 2.3%
U.S. Treasury Obligations – 2.3%
U.S. Cash Management Bills
$3,886,600	0.000%	02/15/24	$ 3,869,565
U.S. Treasury Bills
3,914,500	0.000	03/21/24	3,869,942
3,946,000	0.000	04/23/24	3,882,115
U.S. Treasury Bills - WI Post Auction
360,400	0.000	01/30/24	359,291

TOTAL SHORT-TERM INVESTMENTS (Cost $11,978,136)			$ 11,980,913

TOTAL INVESTMENTS – 111.9% (Cost $591,682,359)			$576,565,748

OTHER ASSETS IN EXCESS OF LIABILITIES – (11.9)%			(61,390,643)

NET ASSETS – 100.0%			$515,175,105

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with "Call" features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2023.

(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $69,645,807 which represents approximately 13.6% of net assets as of December 31, 2023.

(d)	Represents an affiliated Issuer.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2023, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	2.500%	TBA - 30yr	01/22/24	$(1,000,000)	$(875,969)
Government National Mortgage Association	4.500	TBA - 30yr	01/22/24	(11,000,000)	(10,738,951)
Uniform Mortgage-Backed Security	2.500	TBA - 30yr	01/16/24	37,000,000	(2,555,156)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	01/16/24	(22,000,000)	(21,343,428)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	01/16/24	3,000,000	(6,929,996)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	01/16/24	(1,000,000)	(946,406)

(PROCEEDS RECEIVABLE: $(43,319,023))					$(43,389,906)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	1,165	03/28/24	$239,889,882	$2,187,008

Short position contracts:
10 Year U.S. Treasury Notes	(324)	03/19/24	(36,576,562)	(1,112,437)
20 Year U.S. Treasury Bonds	(105)	03/19/24	(13,118,438)	(894,871)
5 Year U.S. Treasury Notes	(595)	03/28/24	(64,720,196)	(1,212,891)
Ultra 10-Year U.S. Treasury Note	(239)	03/19/24	(28,205,734)	(1,266,033)
Ultra Long U.S. Treasury Bonds	(97)	03/19/24	(12,958,594)	(940,798)

Total				$(5,427,030)

TOTAL FUTURES CONTRACTS				$(3,240,022)

SWAP CONTRACTS — At December 31, 2023, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund(a)	Termination Date	Notional Amount (000s)(b)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR	3.730%	11/28/27	$5,760	$66,168	$21,020	$45,148
2.680%	12M SOFR	07/28/32	7,390	186,327	100,850	85,477
12M SOFR	4.306	10/05/33	10,620	381,669	(1,421)	383,090
12M SOFR	2.910	07/28/37	18,070	(395,276)	(245,527)	(149,749)
12M SOFR	3.391	05/10/38	19,000	(114,182)	(177,825)	63,643
2.080	12M SOFR	07/28/47	17,930	407,436	292,031	115,405
2.564	12M SOFR	05/11/53	16,170	171,882	145,509	26,373
3.613	12M SOFR	11/15/53	5,670	(244,693)	(37,649)	(207,044)
3.512	12M SOFR	11/29/53	1,830	(66,051)	(31,260)	(34,791)

TOTAL				$393,280	$65,728	$327,552

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2023.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
MTA	— Monthly Treasury Average
REMICS	— Real Estate Mortgage Investment Conduits
RFUCC1 yr.	— 1 year Refinitiv USD IBOR Consumer Cash Fallbacks Term
RFUCC6 mo.	— 6 month Refinitiv USD IBOR Consumer Cash Fallbacks Term

Abbreviation:
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 49.1%
Agriculture(a) – 0.2%
BAT Capital Corp.
$3,286,000	3.222%		08/15/24	$ 3,233,818

Automotive – 3.8%
American Honda Finance Corp.(b)
4,554,000	6.156		04/23/25	4,564,884
4,839,000	6.227		10/03/25	4,844,516
Daimler Truck Finance North America LLC(c)
6,812,000	5.600		08/08/25	6,857,572
General Motors Co.(a)
3,529,000	6.125		10/01/25	3,574,595
General Motors Financial Co., Inc.(b) (Secured Overnight Financing Rate + 0.760%)
264,000	6.177		03/08/24	263,916
Hyundai Capital America(c)
4,435,000	5.800		06/26/25	4,460,634
10,452,000	6.250		11/03/25	10,609,721
10,089,000	6.709	(b)	11/03/25	10,103,831
Toyota Motor Credit Corp.(b)
2,829,000	5.900		12/09/24	2,830,613
Volkswagen Group of America Finance LLC(c)
5,000,000	3.350		05/13/25	4,868,450
19,205,000	5.800		09/12/25	19,375,924

				72,354,656

Banks – 33.7%
Banco Santander SA
2,600,000	3.892		05/24/24	2,583,724
(1 yr. CMT + 0.450%)
8,000,000	5.742	(a)(b)	06/30/24	8,003,920
(Secured Overnight Financing Rate + 1.240%)
16,200,000	6.643	(b)	05/24/24	16,248,762
Bank of America Corp.(a)(b)
(Secured Overnight Financing Rate + 0.650%)
13,000,000	1.530		12/06/25	12,495,080
(Secured Overnight Financing Rate + 0.660%)
12,210,000	6.053		02/04/25	12,194,982
(Secured Overnight Financing Rate + 0.670%)
5,304,000	1.843		02/04/25	5,283,792
(Secured Overnight Financing Rate + 0.690%)
7,289,000	0.976		04/22/25	7,171,866
Bank of America NA(a)(b) (Secured Overnight Financing Rate + 1.020%)
9,020,000	6.422		08/18/26	9,056,531
Bank of Montreal
5,883,000	5.920		09/25/25	5,974,834
9,755,000	6.578	(b)	12/11/26	9,758,219
(Secured Overnight Financing Rate + 0.950%)
4,939,000	6.381	(b)	09/25/25	4,943,050
Bank of Nova Scotia
5,973,000	0.700		04/15/24	5,889,139
22,263,000	5.450		06/12/25	22,363,629
Banque Federative du Credit Mutuel SA(c)
6,113,000	4.524		07/13/25	6,057,983
(Secured Overnight Financing Rate Index + 0.410%)
10,105,000	5.799	(b)	02/04/25	10,050,231
BPCE SA
5,190,000	4.000		04/15/24	5,164,932

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
BPCE SA – (continued)
$1,703,000	1.625	%(c)	01/14/25	$ 1,639,836
(Secured Overnight Financing Rate + 0.570%)
9,800,000	5.938	(b)(c)	01/14/25	9,765,406
(Secured Overnight Financing Rate + 0.960%)
16,142,000	6.391	(b)(c)	09/25/25	16,150,878
Canadian Imperial Bank of Commerce(b) (Secured Overnight Financing Rate + 1.220%)
12,651,000	6.656		10/02/26	12,669,850
Citibank NA(a)(b)
10,176,000	6.475		12/04/26	10,191,976
Citigroup, Inc.(a)(b)
(3 mo. USD Term SOFR + 1.158%)
19,114,000	3.352		04/24/25	18,972,748
(Secured Overnight Financing Rate + 0.694%)
5,000,000	6.075		01/25/26	4,971,800
(Secured Overnight Financing Rate + 1.528%)
3,350,000	6.956		03/17/26	3,362,864
Cooperatieve Rabobank UA
3,007,000	5.500		07/18/25	3,037,130
(Secured Overnight Financing Rate Index + 0.090%)
3,844,000	6.261	(b)	10/05/26	3,841,463
Credit Suisse AG
10,297,000	3.625		09/09/24	10,147,385
Deutsche Bank AG
2,032,000	4.162		05/13/25	2,004,263
DNB Bank ASA(a)(b)(c) (1 yr. CMT + 0.330%)
5,616,000	0.856		09/30/25	5,423,933
Federation des Caisses Desjardins du Quebec(c)
10,697,000	4.400		08/23/25	10,560,185
HSBC Holdings PLC(a)(b)
(3 mo. USD Term SOFR + 1.402%)
17,828,000	2.633		11/07/25	17,380,339
(Secured Overnight Financing Rate + 0.708%)
5,257,000	0.976		05/24/25	5,152,596
HSBC USA, Inc.
7,633,000	5.625		03/17/25	7,674,905
ING Groep NV(a)(b) (Secured Overnight Financing Rate Index + 1.640%)
9,973,000	7.076		03/28/26	10,032,240
Intesa Sanpaolo SpA
5,003,000	5.250		01/12/24	5,001,999
7,829,000	3.250	(c)	09/23/24	7,692,384
5,646,000	7.000	(c)	11/21/25	5,785,738
JPMorgan Chase & Co.(a)(b) (Secured Overnight Financing Rate + 0.605%)
34,810,000	1.561		12/10/25	33,515,416
JPMorgan Chase Bank NA(a)(b)
9,839,000	6.417		12/08/26	9,872,453
Lloyds Banking Group PLC
7,054,000	3.900		03/12/24	7,028,394
(1 yr. CMT + 3.500%)
6,045,000	3.870	(a)(b)	07/09/25	5,989,084
Macquarie Bank Ltd.(b)(c)
6,000,000	6.616		12/07/26	6,023,340
(Secured Overnight Financing Rate + 1.240%)
6,867,000	6.663		06/15/26	6,903,601
Mitsubishi UFJ Financial Group, Inc.
2,268,000	1.412		07/17/25	2,142,035

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Mitsubishi UFJ Financial Group, Inc. – (continued)
(1 yr. CMT + 0.450%)
$17,942,000	0.962	%(a)(b)	10/11/25	$ 17,303,624
(Secured Overnight Financing Rate + 0.940%)
7,419,000	6.339	(a)(b)	02/20/26	7,419,445
Mizuho Bank Ltd.(b) (Secured Overnight Financing Rate + 0.560%)
4,379,000	5.960		05/16/24	4,383,977
Morgan Stanley(a)(b)
(Secured Overnight Financing Rate + 0.560%)
14,868,000	1.164		10/21/25	14,315,802
(Secured Overnight Financing Rate + 0.745%)
6,399,000	0.864		10/21/25	6,147,711
Morgan Stanley Bank NA(a)(b)
12,535,000	6.548		10/30/26	12,611,338
(Secured Overnight Financing Rate + 0.780%)
6,408,000	6.153		07/16/25	6,415,690
NatWest Markets PLC(c)
3,419,000	0.800		08/12/24	3,319,610
Nordea Bank Abp(c)
7,075,000	4.750		09/22/25	7,045,426
Norinchukin Bank(b)
14,301,000	5.810		04/24/24	14,296,567
PNC Bank NA(a)
9,022,000	3.300		10/30/24	8,862,220
Royal Bank of Canada(b) (Secured Overnight Financing Rate Index + 1.080%)
3,782,000	6.455		07/20/26	3,785,895
Skandinaviska Enskilda Banken AB(c)
5,410,000	0.850		09/02/25	5,056,078
Standard Chartered PLC(a)(b)(c) (1 yr. CMT + 0.780%)
5,570,000	0.991		01/12/25	5,561,923
State Street Corp.(a)(b)
(Secured Overnight Financing Rate + 0.940%)
6,878,000	2.354		11/01/25	6,702,886
(Secured Overnight Financing Rate Index + 0.845%)
4,891,000	6.234		08/03/26	4,878,919
Sumitomo Mitsui Financial Group, Inc.
7,906,000	1.474		07/08/25	7,482,397
Sumitomo Mitsui Trust Bank Ltd.(c)
2,091,000	1.050		09/12/25	1,951,008
Svenska Handelsbanken AB(c)
7,178,000	3.650		06/10/25	7,042,551
(Secured Overnight Financing Rate Index + 1.250%)
8,929,000	6.673	(b)	06/15/26	9,009,450
Swedbank AB(c)
6,520,000	0.850		03/18/24	6,454,604
(Secured Overnight Financing Rate Index + 1.380%)
10,240,000	6.803	(b)	06/15/26	10,359,706
Toronto-Dominion Bank
12,771,000	4.285		09/13/24	12,664,873
4,445,000	1.250		12/13/24	4,281,557
(Secured Overnight Financing Rate + 1.080%)
10,259,000	6.449	(b)	07/17/26	10,263,411
U.S. Bancorp(a)
3,427,000	3.700		01/30/24	3,421,140
3,515,000	3.375		02/05/24	3,506,318
UBS AG
9,772,000	5.800		09/11/25	9,887,212

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
UBS AG – (continued)
(Secured Overnight Financing Rate + 0.470%)
$6,993,000	5.838	%(a)(b)(c)	01/13/25	$ 6,972,371
(Secured Overnight Financing Rate + 0.930%)
6,776,000	6.348	(b)	09/11/25	6,785,961
UBS Group AG(c)
4,058,000	4.125		09/24/25	3,968,034
Wells Fargo & Co.
4,711,000	4.480		01/16/24	4,707,797
Wells Fargo Bank NA(a)(b)
10,613,000	6.488		12/11/26	10,670,098
(Secured Overnight Financing Rate + 1.060%)
6,115,000	6.453		08/07/26	6,142,089

				639,852,603

Diversified Financial Services – 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
22,027,000	1.650		10/29/24	21,255,835
American Express Co.(a)
2,738,000	2.500		07/30/24	2,691,290
18,810,000	6.734	(b)	10/30/26	18,907,624
Charles Schwab Corp.(a)
4,707,000	0.750		03/18/24	4,658,047
(Secured Overnight Financing Rate Index + 0.520%)
5,422,000	5.916	(b)	05/13/26	5,323,753
LeasePlan Corp. NV(c)
6,081,000	2.875		10/24/24	5,926,847
Nuveen Finance LLC(c)
2,214,000	4.125		11/01/24	2,182,760

				60,946,156

Electrical – 2.0%
Avangrid, Inc.(a)
9,292,000	3.150		12/01/24	9,080,607
CenterPoint Energy, Inc.(a)(b) (Secured Overnight Financing Rate Index + 0.650%)
5,826,000	6.046		05/13/24	5,826,524
Eversource Energy(a)
949,000	2.900		10/01/24	930,343
National Rural Utilities Cooperative Finance Corp.(b)
13,206,000	6.093		05/07/25	13,224,752
NextEra Energy Capital Holdings, Inc.
10,099,000	4.255		09/01/24	10,011,038

				39,073,264

Food & Drug Retailing(a) – 0.1%
Tyson Foods, Inc.
1,728,000	3.950		08/15/24	1,707,955

Healthcare Providers & Services(b) – 0.2%
Baxter International, Inc. (Secured Overnight Financing Rate Index + 0.440%)
4,000,000	5.853		11/29/24	3,989,880

Insurance(c) – 3.2%
Equitable Financial Life Global Funding
5,395,000	5.500		12/02/25	5,397,590
Great-West Lifeco U.S. Finance 2020 LP(a)
4,978,000	0.904		08/12/25	4,622,322

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance(c) – (continued)
Guardian Life Global Funding
$5,590,000	0.875%	12/10/25	$ 5,170,079
Jackson National Life Global Funding(b) (Secured Overnight Financing Rate + 1.150%)
13,724,000	6.586	06/28/24	13,737,998
MassMutual Global Funding II(b) (Secured Overnight Financing Rate + 0.980%)
4,744,000	6.346	07/10/26	4,743,858
Pacific Life Global Funding II(b)
(Secured Overnight Financing Rate Index + 0.860%)
4,986,000	6.284	06/16/25	4,988,244
(Secured Overnight Financing Rate Index + 1.050%)
11,324,000	6.433	07/28/26	11,346,761
Principal Life Global Funding II(b) (Secured Overnight Financing Rate + 0.900%)
8,184,000	6.311	08/28/25	8,178,517
Protective Life Global Funding
2,987,000	1.170	07/15/25	2,816,412

			61,001,781

Mining(a)(c) – 0.3%
Glencore Funding LLC
6,501,000	4.125	03/12/24	6,472,136

Oil Field Services(a) – 0.2%
Marathon Petroleum Corp.
4,242,000	3.625	09/15/24	4,176,716

Pipelines – 0.8%
Enbridge, Inc.
6,382,000	2.150	02/16/24	6,350,345
MPLX LP(a)
3,025,000	4.875	12/01/24	3,006,124
Williams Cos., Inc.(a)
2,229,000	4.300	03/04/24	2,222,714
3,083,000	4.550	06/24/24	3,066,568

			14,645,751

Retailing(a) – 0.2%
AutoZone, Inc.
3,596,000	3.125	04/18/24	3,567,160

Savings & Loans(c) – 0.7%
Nationwide Building Society
4,311,000	0.550	01/22/24	4,299,102
8,455,000	3.900	07/21/25	8,289,958

			12,589,060

Semiconductors – 0.1%
Microchip Technology, Inc.
2,505,000	0.972	02/15/24	2,490,020

Telecommunication Services – 0.4%
Bell Telephone Co. of Canada or Bell Canada
7,221,000	0.750	03/17/24	7,146,263

TOTAL CORPORATE OBLIGATIONS (Cost $929,269,875)			$ 933,247,219

Principal Amount	Interest Rate		Maturity Date	Value

Agency Debentures – 5.3%
Sovereign – 5.3%
Federal Farm Credit Banks Funding Corp.
$958,000	5.545	%(b)	07/30/25	$ 956,822
Federal Home Loan Banks(a)
18,550,000	5.340		04/23/24	18,542,951
10,780,000	5.540		04/24/24	10,767,388
10,725,000	5.330		04/26/24	10,719,959
15,625,000	5.300		05/22/24	15,613,750
13,270,000	5.360		06/11/24	13,261,507
8,295,000	5.375		06/11/24	8,281,313
5,860,000	5.490		07/15/24	5,858,945
5,880,000	5.520		07/15/24	5,879,471
Federal Home Loan Mortgage Corp.(a)
5,383,000	5.400		06/11/24	5,380,793
5,383,000	5.380		06/12/24	5,377,563

TOTAL AGENCY DEBENTURES (Cost $100,709,000)				$ 100,640,462

Municipal Debt Obligations(d) – 0.6%
New Jersey – 0.6%
New Jersey Economic Development Authority RB Series B
$12,171,000	0.000%		02/15/24	$ 12,097,611
(Cost $12,087,851)

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $12,087,851)				$ 12,097,611

U.S. Treasury Obligations – 8.7%
U.S. Treasury Floating Rate Notes(b)
(3 mo. Treasury money market yield + 0.125%)
$46,587,300	5.456%		07/31/25	$ 46,514,109
(3 mo. Treasury money market yield + 0.170%)
20,327,100	5.486		10/31/25	20,293,985
U.S. Treasury Notes
491,800	3.250		08/31/24	485,902
34,986,100	4.625		06/30/25	35,070,832
25,234,900	4.750		07/31/25	25,351,217
17,180,500	5.000		10/31/25	17,377,808
18,939,400	4.875		11/30/25	19,138,412

TOTAL U.S. TREASURY OBLIGATIONS (Cost $163,515,222)				$ 164,232,265

Shares			Dividend Rate	Value

Investment Company(e) – 4.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
86,224,657			5.248%	$ 86,224,657
(Cost $86,224,657)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 68.2% (Cost $1,291,806,605)				$1,296,442,214

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 32.1%
Certificates of Deposit – 17.2%
Banco Santander SA(b) (Secured Overnight Financing Rate + 0.490%)
$5,000,000	5.890%		02/09/24	$ 5,002,428
Bank of Nova Scotia(b) (Secured Overnight Financing Rate + 0.420%)
3,513,000	5.820		01/26/24	3,513,708
Bayerische Landesbank
5,200,000	5.300		01/25/24	5,198,568
2,428,000	5.820		03/08/24	2,428,453
7,300,000	6.000		09/25/24	7,336,959
BNP Paribas SA
9,499,000	5.430		02/16/24	9,496,443
(Secured Overnight Financing Rate + 0.270%)
4,001,000	5.670	(b)	03/08/24	4,002,152
(Secured Overnight Financing Rate + 0.570%)
10,099,000	5.970	(b)	10/24/24	10,114,534
Canada Imperial Bank of Commerce
13,857,000	5.950		09/19/24	13,917,927
Collateralized Commercial Paper FLEX Co. LLC(a)(c)
8,467,000	5.750		06/03/24	8,474,727
Cooperatieve Rabobank UA
4,336,000	5.750		03/07/24	4,337,932
11,600,000	5.750		06/17/24	11,609,231
6,284,000	5.800		11/12/24	6,315,126
1,636,000	5.500		12/16/24	1,640,132
Credit Agricole Corporate & Investment Bank
8,638,000	5.740		02/08/24	8,641,412
Deutsche Bank AG
8,664,000	5.800		12/12/24	8,695,154
HSBC Bank USA NA
3,954,000	5.980		09/25/24	3,971,129
ING U.S. Funding LLC(b)(c) (Secured Overnight Financing Rate + 0.590%)
7,000,000	5.910		04/24/24	7,008,590
JP Morgan Securities LLC(a)(b)(c) (Secured Overnight Financing Rate + 0.660%)
2,485,000	5.970		08/02/24	2,487,316
Landesbank Baden-Wuerttemberg
8,620,000	5.220		01/17/24	8,618,147
6,200,000	5.990		09/25/24	6,229,148
Lloyds Bank Corporate Markets PLC
9,981,000	6.050		10/07/24	10,037,098
(Secured Overnight Financing Rate + 0.670%)
22,019,000	6.070	(b)	08/14/24	22,072,244
Macquarie Bank Ltd.(b)(c) (Secured Overnight Financing Rate + 0.600%)
10,793,000	5.910		11/07/24	10,803,477
Mizuho Bank Ltd.(b) (Secured Overnight Financing Rate + 0.450%)
10,660,000	5.850		01/24/24	10,662,673
National Bank of Kuwait SAKP
2,897,000	5.750		01/19/24	2,896,999
12,962,000	5.850		02/16/24	12,966,336
Natixis SA
3,100,000	5.990		09/17/24	3,112,227
Nordea Bank Abp(b)
(Secured Overnight Financing Rate + 0.450%)
17,543,000	5.760	(c)	01/18/24	17,546,522

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Nordea Bank Abp(b) – (continued)
(Secured Overnight Financing Rate + 0.570%)
$6,959,000	5.970%	08/14/24	$ 6,973,479
Norinchukin Bank
8,606,000	5.700	01/22/24	8,607,407
Old Line Funding LLC(a)(b)(c) (Secured Overnight Financing Rate + 0.430%)
1,375,000	5.740	06/10/24	1,375,803
Royal Bank of Canada(b) (Fed Funds Rate + 0.700%)
4,222,000	6.030	04/04/24	4,227,435
Standard Chartered Bank
5,582,000	6.070	07/23/24	5,598,009
Sumitomo Mitsui Banking Corp.(b)
(Secured Overnight Financing Rate + 0.700%)
11,990,000	6.100	07/12/24	12,013,861
(Secured Overnight Financing Rate + 0.700%)
14,446,000	6.100	08/14/24	14,472,853
Svenska Handelsbanken AB(b) (Secured Overnight Financing Rate + 0.550%)
15,000,000	5.950	11/05/24	15,021,646
Swedbank AB
6,010,000	5.930	08/15/24	6,030,455
Thunder Bay Funding LLC(a)(b)(c) (Secured Overnight Financing Rate + 0.430%)
1,889,000	5.740	06/10/24	1,889,586
Toronto-Dominion Bank
960,000	5.510	04/03/24	960,927
6,932,000	5.820	05/23/24	6,936,641
Wells Fargo Bank NA(b) (Secured Overnight Financing Rate + 0.650%)
6,265,000	6.050	08/20/24	6,277,316
Westpac Banking Corp.
7,354,000	5.400	02/20/24	7,352,332

			326,874,542

Commercial Paper – 13.5%
Alimentation Couche-Tard, Inc.(c)(d)
9,999,000	0.000	01/08/24	9,983,662
1,600,000	0.000	01/16/24	1,595,535
American Electric Power Co., Inc.(c)(d)
4,536,000	0.000	02/12/24	4,504,135
American Honda Finance Corp.(d)
3,819,000	0.000	02/13/24	3,791,468
AT&T, Inc.(c)(d)
3,911,000	0.000	02/26/24	3,875,307
Australia & New Zealand Banking Group Ltd.(c)(d)
11,036,000	0.000	02/02/24	10,978,723
7,639,000	0.000	08/02/24	7,403,646
Bay Square Funding LLC(c)(d)
6,313,000	0.000	09/19/24	6,074,218
Bayer Corp.(c)(d)
8,600,000	0.000	07/08/24	8,321,736
9,400,000	0.000	07/09/24	9,094,238
1,500,000	0.000	08/12/24	1,442,543
BofA Securities, Inc.(d)
1,650,000	0.000	08/26/24	1,592,829
DNB Bank ASA(c)(d)
9,820,000	0.000	07/31/24	9,520,362

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
Entergy Corp.(c)(d)
$6,576,000	0.000%		01/18/24	$ 6,555,770
General Motors Financial Co., Inc.(c)(d)
3,552,000	0.000		01/18/24	3,540,743
1,835,000	0.000		01/24/24	1,827,411
Glencore Funding Llc(c)(d)
8,780,000	0.000		01/18/24	8,752,571
Glencore Funding LLC(c)(d)
7,771,000	0.000		02/01/24	7,729,284
Gotham Funding Corp.(c)(d)
9,695,000	0.000		03/01/24	9,602,212
HSBC USA, Inc.(c)(d)
5,060,000	0.000		05/24/24	4,947,423
6,904,000	0.000		06/27/24	6,713,834
2,705,000	0.000		09/09/24	2,600,509
LMA-Americas LLC(c)(d)
1,687,000	0.000		02/13/24	1,675,216
LVMH Moet Hennessy Louis Vuitton, Inc.(c)(d)
3,418,000	0.000		06/06/24	3,339,087
Marriott International, Inc.(c)(d)
8,679,000	0.000		01/22/24	8,646,471
National Australia Bank Ltd.(c)(d)
7,624,000	0.000		04/15/24	7,499,256
National Bank of Canada(c)(d)
5,214,000	0.000		11/06/24	4,987,003
NatWest Markets PLC(c)(d)
9,094,000	0.000		02/09/24	9,034,904
Old Line Funding LLC(c)(d)
1,657,000	0.000		12/06/24	1,573,025
9,534,000	0.000	(c)(d)	01/24/24	9,497,060
Ridgefield Funding Co. LLC(c)(d)
4,145,000	0.000		03/13/24	4,097,980
Royal Bank Of Canada(c)(d)
2,113,000	0.000		10/16/24	2,026,622
Societe Generale SA(c)(d)
11,006,000	0.000		02/09/24	10,936,875
7,637,000	0.000		12/09/24	7,271,352
Standard Chartered Bank(d)
1,954,000	0.000	(c)	04/01/24	1,926,465
18,859,000	0.000		09/05/24	18,938,758
Telus Corp.(c)(d)
3,791,000	0.000		06/06/24	3,697,174
TELUS Corp.(c)(d)
3,000,000	0.000		01/17/24	2,991,263
Victory Receivables Corp.(c)(d)
4,901,000	0.000		02/09/24	4,870,112

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
Victory Receivables Corp.(c)(d) – (continued)
$12,014,000	0.000%	02/14/24	$ 11,929,087
Westpac Banking Corp.(c)(d)
5,765,000	0.000	07/11/24	5,602,479
5,839,000	0.000	09/12/24	5,628,656

			256,617,004

U.S. Treasury Obligations – 1.4%
U.S. Treasury Bills(d)
13,000	0.000	03/14/24	12,865
718,000	0.000	03/21/24	709,827
846,300	0.000	04/02/24	835,192
5,374,100	0.000	04/04/24	5,302,077
529,200	0.000	04/09/24	521,740
233,600	0.000	04/16/24	230,060
505,900	0.000	04/23/24	497,710
507,100	0.000	04/30/24	498,377
1,270,400	0.000	05/02/24	1,248,386
280,200	0.000	05/09/24	275,090
1,151,500	0.000	05/16/24	1,129,466
14,196,500	0.000	05/23/24	13,911,163

TOTAL SHORT-TERM INVESTMENTS (Cost $607,918,258)			$ 608,663,499

TOTAL INVESTMENTS – 100.3% (Cost $1,899,724,863)			$1,905,105,713

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(4,863,556)

NET ASSETS – 100.0%			$1,900,242,157

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2023.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Represents an affiliated Issuer.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
BofA Securities	— Bank of America Securities LLC
CMT	— Constant Maturity Treasury Indexes
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
SOFR	— Secured Overnight Financing Rate
USD	— US.Dollar

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 122.4%
Collateralized Mortgage Obligations – 11.1%
Interest Only(a) – 1.0%
Federal Home Loan Mortgage Corp. REMICS Series 4468, Class SY (-1X 30 day USD SOFR Average + 5.986%)
$101,351	0.647	%(b)	05/15/45	$ 11,011
Federal Home Loan Mortgage Corp. REMICS Series 5012, Class DI
158,389	4.000		09/25/50	31,240
Federal Home Loan Mortgage Corp. REMICS Series 4583, Class ST (-1X 30 day USD SOFR Average + 5.886%)
455,945	0.547	(b)	05/15/46	51,659
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 30 day USD SOFR Average + 5.936%)
102,266	0.597	(b)	03/15/44	10,405
Federal Home Loan Mortgage Corp. REMICS Series 4998, Class GI
519,760	4.000		08/25/50	101,023
Federal Home Loan Mortgage Corp. REMICS Series 4456
58,674	4.500		10/15/44	11,932
Federal National Mortgage Association REMICS Series 2017- 104, Class SB (-1X 30 day USD SOFR Average + 6.036%)
298,696	0.698	(b)	01/25/48	32,528
Federal National Mortgage Association REMICS Series 2020-60, Class NI
147,097	4.000		09/25/50	29,013
Federal National Mortgage Association REMICS Series 2018-8, Class SA (-1X 30 day USD SOFR Average + 6.036%)
239,420	0.698	(b)	02/25/48	25,435
Federal National Mortgage Association REMICS Series 2007-36, Class SN (-1X 30 day USD SOFR Average + 6.656%)
160,425	1.318	(b)	04/25/37	15,866
Federal National Mortgage Association REMICS Series 2008-17, Class SI (-1X 30 day USD SOFR Average + 6.186%)
203,886	0.848	(b)	03/25/38	16,592
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
143,725	0.628	(b)(c)	10/20/43	7,459
Government National Mortgage Association REMICS Series 2015-129, Class IC
212,012	4.500	(c)	09/16/45	38,896
Government National Mortgage Association REMICS Series 2017-112, Class SJ (-1X 1 mo. USD Term SOFR + 5.546%)
505,604	0.188	(b)(c)	07/20/47	44,724
Government National Mortgage Association REMICS Series 2018-7, Class DS (-1X 1 mo. USD Term SOFR + 5.586%)
1,108,290	0.228	(b)(c)	01/20/48	102,501
Government National Mortgage Association REMICS Series 2018-67, Class PS (-1X 1 mo. USD Term SOFR + 6.086%)
454,300	0.728	(b)(c)	05/20/48	49,636
Government National Mortgage Association REMICS Series 2018-124, Class SN (-1X 1 mo. USD Term SOFR + 6.086%)
621,570	0.728	(b)(c)	09/20/48	65,249

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2019-6, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
$159,891	0.578	%(b)(c)	01/20/49	$ 16,171
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
239,673	0.578	(b)(c)	01/20/49	23,608
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
156,439	0.628	(b)(c)	06/20/49	15,034
Government National Mortgage Association REMICS Series 2019-151, Class NI
1,245,748	3.500	(c)	10/20/49	196,341
Government National Mortgage Association REMICS Series 2020-21, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
631,883	0.578	(b)(c)	02/20/50	72,828
Government National Mortgage Association REMICS Series 2020-78, Class DI
634,841	4.000	(c)	06/20/50	122,730
Government National Mortgage Association REMICS Series 2020-146, Class KI
1,517,282	2.500	(c)	10/20/50	206,072
Government National Mortgage Association REMICS Series 2020-146, Class IM
1,116,719	2.500	(c)	10/20/50	149,240
Government National Mortgage Association REMICS Series 2013-124, Class CS (-1X 1 mo. USD Term SOFR + 5.936%)
561,730	0.578	(b)(c)	08/20/43	60,959
Government National Mortgage Association REMICS Series 2015-111, Class IM
299,414	4.000	(c)	08/20/45	45,591
Government National Mortgage Association REMICS Series 2016-27, Class IA
169,551	4.000	(c)	06/20/45	21,391
Government National Mortgage Association REMICS Series 2019-110, Class SD (-1X 1 mo. USD Term SOFR + 5.986%)
448,244	0.628	(b)(c)	09/20/49	42,439
Government National Mortgage Association REMICS Series 2019-110, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
467,695	0.628	(b)(c)	09/20/49	47,754
Government National Mortgage Association REMICS Series 2019-153, Class EI
1,055,947	4.000	(c)	12/20/49	196,126
Government National Mortgage Association REMICS Series 2016-138, Class DI
71,810	4.000	(c)	10/20/46	12,870
Government National Mortgage Association REMICS Series 2010-20, Class SE (-1X 1 mo. USD Term SOFR + 6.136%)
166,270	0.778	(b)(c)	02/20/40	17,216

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2014-11, Class KI
$18,178	4.500	%(c)	12/20/42	$ 559
Government National Mortgage Association REMICS Series 2015-119, Class SN (-1X 1 mo. USD Term SOFR + 6.136%)
231,135	0.778	(b)(c)	08/20/45	25,895
Government National Mortgage Association REMICS Series 2015-90, Class PI
10,785	3.500	(c)	04/20/45	949
Government National Mortgage Association REMICS Series 2015-83, Class PI
20,991	3.500	(c)	06/20/45	2,889
Government National Mortgage Association REMICS Series 2015-72, Class JI
9,290	3.500	(c)	05/20/45	966
Government National Mortgage Association REMICS Series 2016-1, Class ST (-1X 1 mo. USD Term SOFR + 6.086%)
106,616	0.728	(b)(c)	01/20/46	11,328

				1,934,125

Regular Floater(b) – 3.9%
Federal National Mortgage Association REMICS Series 2017-96, Class FA (30 day USD SOFR Average + 0.514%)
1,015,376	5.852		12/25/57	974,862
Government National Mortgage Association REMICS Series 2017-182, Class FN (1 mo. USD Term SOFR + 0.414%)
1,131,117	5.773	(c)	12/16/47	1,099,323
Government National Mortgage Association REMICS Series 2021-98, Class FM (30 day USD SOFR Average + 0.750%)
991,713	2.500	(c)	06/20/51	840,241
Government National Mortgage Association REMICS Series 2021-97, Class FA (30 day USD SOFR Average + 0.400%)
2,696,212	3.000	(c)	06/20/51	2,350,993
Government National Mortgage Association REMICS Series 2021-122, Class FA (30 day USD SOFR Average + 0.400%)
2,629,232	3.000	(c)	07/20/51	2,277,715

				7,543,134

Sequential Fixed Rate – 4.2%
Federal Home Loan Mortgage Corp. REMICS Series 2042, Class N
8,362	6.500	(c)	03/15/28	8,548
Federal Home Loan Mortgage Corp. REMICS Series 4577, Class HM
292,232	4.000	(c)(d)	12/15/50	277,061
Federal Home Loan Mortgage Corp. REMICS Series 5181, Class TA
1,336,020	2.500		06/25/48	1,155,140
Federal Home Loan Mortgage Corp. REMICS Series 5195, Class CA
1,039,590	2.500		12/25/47	919,459

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Federal National Mortgage Association REMICS Series 2011-99, Class DB
$176,675	5.000%		10/25/41	$ 178,326
Federal National Mortgage Association REMICS Series 2012-111, Class B
28,435	7.000		10/25/42	30,834
Federal National Mortgage Association REMICS Series 2012-153, Class B
108,136	7.000		07/25/42	118,114
Federal National Mortgage Association REMICS Series 2011-52, Class GB
167,958	5.000		06/25/41	171,063
Federal National Mortgage Association REMICS Series 2000-16, Class ZG
48,900	8.500		06/25/30	51,910
Federal National Mortgage Association REMICS Series 2017-87, Class EA
1,720,056	3.000		04/25/44	1,574,432
Federal National Mortgage Association REMICS Series 2005-59, Class KZ
347,766	5.500		07/25/35	359,416
Federal National Mortgage Association REMICS Series 2021-96, Class AH
1,600,589	2.500		03/25/49	1,408,130
Government National Mortgage Association REMICS Series 2021-135, Class A
2,297,793	2.000	(c)	08/20/51	1,926,497

				8,178,930

Sequential Floating Rate(b)(c) – 2.0%
Bear Stearns ALT-A Trust Series 2005-5, Class 21A1
81,309	5.417		07/25/35	76,306
CSMC Trust Series 2021-NQMB, Class A1
92,709	1.841	(e)	10/25/66	79,385
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5, Class M2 (30 day USD SOFR Average + 1.650%)
74,883	6.987	(e)	01/25/34	75,182
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-DNA5, Class M2 (30 day USD SOFR Average + 2.800%)
51,974	8.137	(e)	10/25/50	52,730
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3, Class M1A (30 day USD SOFR Average + 2.000%)
181,919	7.337	(e)	04/25/42	183,660
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1, Class M1A (30 day USD SOFR Average + 1.000%)
231,470	6.337	(e)	01/25/42	230,710
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1, Class M1B (30 day USD SOFR Average + 3.500%)
286,000	8.837	(e)	03/25/42	296,443
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-HQA2, Class M1B (30 Day USD SOFR Average + 3.350%)
220,000	8.687	(e)	06/25/43	231,973

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(c) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Series 2020-R01, Class 1M2 (30 day USD SOFR Average + 2.164%)
$21,741	7.502	%(e)	01/25/40	$ 22,010
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R01, Class 1M2 (30 day USD SOFR Average + 1.550%)
162,000	6.887	(e)	10/25/41	162,032
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R03, Class 1M2 (30 day USD SOFR Average + 1.650%)
142,000	6.987	(e)	12/25/41	140,162
Federal National Mortgage Association Connecticut Avenue Securities Series 2019-R01, Class 2M2 (30 day USD SOFR Average + 2.564%)
10,997	7.902	(e)	07/25/31	11,041
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R05, Class 2M1 (30 day USD SOFR Average + 1.900%)
79,057	7.237	(e)	04/25/42	79,537
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R05, Class 2M2 (30 day USD SOFR Average + 3.000%)
94,000	8.337	(e)	04/25/42	96,254
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03, Class 2M2 (30 day USD SOFR Average + 3.900%)
124,000	9.237	(e)	04/25/43	132,745
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R05, Class 1M2 (30 day USD SOFR Average + 3.100%)
90,000	8.437	(e)	06/25/43	93,965
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R06, Class 1M2 (30 day USD SOFR Average + 2.700%)
80,000	8.037	(e)	07/25/43	82,387
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1 mo. USD Term SOFR + 0.594%)
14,120	5.950		01/19/36	14,110
Impac CMB Trust Series 2004-8, Class 1A (1 mo. USD Term SOFR + 0.834%)
7,488	6.190		10/25/34	7,168
JP Morgan Mortgage Trust Series 2021-6, Class A3
410,825	2.500	(e)	10/25/51	336,299
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
522,411	2.520	(e)	05/25/52	424,302
JP Morgan Mortgage Trust Series 2022-LTV1, Class A2
758,436	3.520	(e)	07/25/52	643,694
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
70,684	3.750	(e)	05/28/52	66,689
Towd Point Mortgage Trust Series 2016-4, Class M1
100,000	3.250	(e)	07/25/56	96,233
Verus Securitization Trust Series 2021-8, Class A1
75,430	1.824	(e)	11/25/66	64,614
Verus Securitization Trust Series 2019-INV3, Class A1
52,441	3.692	(e)	11/25/59	50,434

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(c) – (continued)
Wells Fargo Mortgage-Backed Securities Trust Series 2019-3, Class A1
$25,765	3.500	%(e)	07/25/49	$ 23,169

				3,773,234

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 21,429,423

Commercial Mortgage-Backed Securities – 5.6%
Sequential Fixed Rate – 2.8%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
$400,000	2.778	%(b)	11/15/54	$ 323,144
Bank Series 2023-BNK46, Class A4
650,000	5.745	(c)	08/15/56	685,578
Benchmark Mortgage Trust Series 2023-B39, Class A5
425,000	5.754	(c)	07/15/56	446,593
Cantor Commercial Real Estate Lending Series 2019-CF3, Class A4
1,900,000	3.006	(c)	01/15/53	1,686,952
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
400,000	3.000	(c)(e)	09/15/50	276,369
DOLP Trust Series 2021-NYC, Class A
400,000	2.956	(e)	05/10/41	329,414
GS Mortgage Securities Trust Series 2017-GS7, Class A4
350,000	3.430	(c)	08/10/50	323,185
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class D
150,000	3.060	(c)(e)	10/15/48	109,948
Morgan Stanley Capital I Trust Series 2018-L1, Class A3
750,000	4.139	(c)	10/15/51	716,557
Morgan Stanley Capital I Trust Series 2019-H7, Class A4
500,000	3.261	(c)	07/15/52	450,595

				5,348,335

Sequential Floating Rate(b) – 2.8%
Bank Series 2022-BNK40, Class A4
550,000	3.394	(c)	03/15/64	490,787
Bank Series 2018-BN10, Class AS
420,000	3.898	(c)	02/15/61	395,209
Bank5 Series 2023-5YR3, Class AS
250,000	7.315	(c)	09/15/56	263,097
BBCMS Mortgage Trust Series 2023-C21, Class AS
275,000	6.296	(c)	09/15/56	284,627
BBCMS Mortgage Trust Series 2023-C22, Class A5
425,000	6.804	(c)	11/15/56	484,690
BX Commercial Mortgage Trust Series 2023-VLT2, Class A (1mo. USD Term SOFR + 2.281%)
200,000	7.643	(e)	06/15/40	199,515
Citigroup Commercial Mortgage Trust Series 2023-PRM3, Class A
400,000	6.360	(e)	07/10/28	410,807
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K148, Class A2
800,000	3.500	(c)	07/25/32	744,890
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K158, Class A2
1,166,000	3.900	(c)	12/25/30	1,116,570

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF73, Class AS (1 mo. USD SOFR Historical Calendar Day Compounded + 0.670%)
$249,406	6.000	%(c)	11/25/29	$ 248,634
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153, Class A2
800,000	3.820	(c)	12/25/32	760,744

				5,399,570

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$10,747,905

Federal Agencies – 105.7%
Adjustable Rate Federal Home Loan Mortgage Corp. – 0.0%
(1 yr. CMT + 2.250%)(b)
$6,628	5.159%		04/01/33	$ 6,686
4,290	6.319		09/01/33	4,317
5,082	6.375		11/01/34	5,117
4,183	4.637		02/01/35	4,226
12,386	5.503		06/01/35	12,489
(1 yr. CMT + 2.107%)(b)
3,012	6.208		10/01/34	3,032

				35,867

Adjustable Rate Federal National Mortgage Association(b) – 0.1%
(11th District Cost of Funds - Consumer + 1.350%)
2,005	4.364		07/01/27	1,976
(11th District Cost of Funds - Consumer + 1.218%)
2,036	5.461		11/01/27	1,996
(1 yr. MTA + 1.125%)
4,652	6.054		06/01/32	4,605
(11th District Cost of Funds - Consumer + 1.250%)
4,634	4.140		08/01/32	4,492
(11th District Cost of Funds - Consumer + 1.324%)
3,676	4.214		05/01/33	3,563
(1 yr. CMT + 2.268%)
32,131	5.828		06/01/33	32,495
(RFUCC6 mo. Treasury + 1.412%)
1,612	5.047		06/01/33	1,616
(1 yr. CMT + 2.128%)
971	5.132		07/01/33	981
(11th District Cost of Funds - Consumer + 1.254%)
30,941	4.223		08/01/33	30,097
(RFUCC1 yr. Treasury + 1.644%)
11,246	5.365		12/01/33	11,357
(1 yr. CMT + 2.300%)
344	5.622		04/01/34	348
(RFUCC1 yr. Treasury + 1.670%)
4,568	5.920		11/01/34	4,630
(1 yr. CMT + 2.194%)
5,401	4.857		02/01/35	5,474
(RFUCC1 yr. Treasury + 1.619%)
11,833	4.050		03/01/35	12,030
(RFUCC1 yr. Treasury + 1.810%)
5,881	4.536		04/01/35	5,992
(RFUCC1 yr. Treasury + 2.240%)
11,748	4.916		05/01/35	12,083

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate Federal National Mortgage Association(b) – (continued)
(11th District Cost of Funds - Consumer + 1.300%)
$1,744	4.314	11/01/35	$ 1,687
(11th District Cost of Funds - Consumer + 1.259%)
5,577	4.792	12/01/37	5,487
(1 yr. MTA + 1.150%)
1,348	6.079	01/01/38	1,338
(1 yr. MTA + 1.175%)
2,913	6.104	11/01/40	2,889

			145,136

Adjustable Rate Government National Mortgage Association – 0.1%
(1 yr. CMT + 1.500%)(b)
43	3.625	03/20/24	43
822	3.875	04/20/24	819
126	3.875	05/20/24	126
1,301	3.875	06/20/24	1,294
382	4.000	06/20/24	380
416	3.625	07/20/24	413
736	4.000	07/20/24	732
1,051	3.625	08/20/24	1,042
740	4.000	08/20/24	735
552	3.625	09/20/24	547
836	3.000	11/20/24	828
351	3.000	12/20/24	348
886	3.500	12/20/24	879
601	3.625	01/20/25	595
546	3.625	02/20/25	541
2,227	4.000	05/20/25	2,203
2,561	4.000	07/20/25	2,528
1,482	3.625	02/20/26	1,463
70	3.625	07/20/26	68
4,609	3.625	01/20/27	4,545
1,248	3.625	02/20/27	1,230
14,263	3.875	04/20/27	14,058
1,343	3.875	05/20/27	1,324
2,787	3.875	06/20/27	2,747
841	2.750	11/20/27	823
2,425	2.750	12/20/27	2,374
5,919	3.625	01/20/28	5,840
2,098	3.625	02/20/28	2,070
1,854	3.625	03/20/28	1,830
11,776	3.625	07/20/29	11,541
4,567	3.625	08/20/29	4,476
1,158	3.625	09/20/29	1,135
6,044	2.750	10/20/29	5,921
7,701	2.750	11/20/29	7,545
1,437	2.750	12/20/29	1,408
2,477	3.625	01/20/30	2,448
691	3.625	02/20/30	683
4,949	3.625	03/20/30	4,894
6,397	3.875	04/20/30	6,322
9,922	3.875	05/20/30	9,806
8,099	4.000	05/20/30	8,015
1,840	3.875	06/20/30	1,819
15,813	4.000	07/20/30	15,593
3,140	4.000	09/20/30	3,097

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate Government National Mortgage Association – (continued)
(1 yr. CMT + 1.500%)(b) – (continued)
$5,461	2.750%	10/20/30	$ 5,355

			142,483

Federal Home Loan Mortgage Corp. – 7.3%
1,125,000	4.450	12/01/32	1,101,747
27,211	5.000	10/01/33	27,458
1,271	5.000	07/01/35	1,284
638	4.500	08/01/35	634
2,272	4.500	09/01/35	2,259
766	4.500	10/01/35	762
31,348	5.000	12/01/35	31,903
11,426	4.500	01/01/38	11,361
511	4.500	06/01/38	508
18,970	4.500	09/01/38	18,940
91	4.500	01/01/39	91
9,316	4.500	02/01/39	9,293
3,452	4.500	03/01/39	3,442
882	4.500	04/01/39	879
26,780	4.500	05/01/39	26,704
69,240	5.000	05/01/39	70,520
85,670	4.500	06/01/39	85,431
118,979	5.000	07/01/39	121,350
2,415	4.500	07/01/39	2,417
1,896	4.500	08/01/39	1,891
4,186	4.500	09/01/39	4,174
973	4.500	10/01/39	970
667	4.500	11/01/39	665
883	4.500	12/01/39	884
3,013	4.500	01/01/40	3,004
1,967	4.500	04/01/40	1,961
2,954	4.500	05/01/40	2,946
4,384	4.500	06/01/40	4,370
7,413	4.000	06/01/40	7,216
1,602	4.500	07/01/40	1,597
444	4.500	08/01/40	442
2,247	5.000	08/01/40	2,294
48,376	4.000	02/01/41	47,030
15,569	4.500	02/01/41	15,497
3,288	4.500	03/01/41	3,273
5,218	4.500	04/01/41	5,194
6,415	4.500	05/01/41	6,385
11,433	4.500	06/01/41	11,380
871	5.000	06/01/41	889
34,229	4.500	08/01/41	34,074
34,749	4.500	09/01/41	34,640
26,151	4.000	10/01/41	25,314
4,101	4.000	11/01/41	3,974
2,155	4.500	12/01/41	2,146
28,242	4.500	03/01/42	28,113
230,262	4.000	03/01/42	223,547
12,361	3.000	05/01/42	11,264
180,223	3.500	06/01/42	170,312
323,991	4.500	06/01/42	323,861
52,074	3.000	08/01/42	47,874
43,810	3.500	08/01/42	41,197
122,280	3.500	10/01/42	114,938
21,692	3.000	10/01/42	19,988

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Home Loan Mortgage Corp. – (continued)
$65,265	3.500%	11/01/42	$ 61,354
335,546	3.000	11/01/42	309,644
575,215	3.000	12/01/42	530,787
1,032,605	3.000	01/01/43	954,956
91,806	3.000	02/01/43	84,532
467,893	4.000	08/01/43	455,315
217,794	4.000	01/01/44	211,486
266,792	3.500	02/01/44	250,706
269,005	3.500	06/01/44	254,584
5,090	4.000	11/01/44	4,953
36,815	3.500	02/01/45	34,834
60,357	3.500	03/01/45	57,109
7,391	3.500	08/01/45	6,938
9,026	3.500	09/01/45	8,472
18,582	3.500	11/01/45	17,443
1,461,267	3.500	03/01/46	1,374,217
233,953	3.500	05/01/46	219,870
271,712	3.500	06/01/46	254,969
119,230	3.500	07/01/46	111,883
18,807	3.500	10/01/46	17,648
15,710	3.500	12/01/46	14,742
6,411,425	3.000	05/01/47	5,837,699
189,419	3.500	12/01/47	177,865

			13,972,293

Federal National Mortgage Association – 6.4%
850	7.000	08/01/31	894
49,715	3.500	07/01/42	46,647
47,977	3.500	08/01/42	45,057
32,859	3.500	09/01/42	30,869
4,080	3.500	10/01/42	3,830
7,959	3.500	11/01/42	7,475
4,408	3.500	01/01/43	4,136
106,423	3.500	02/01/43	99,837
11,040	3.500	05/01/43	10,367
451,164	3.500	07/01/43	422,962
225,585	3.500	01/01/44	211,666
10,805	3.500	12/01/44	10,100
195,796	4.000	03/01/45	189,389
93,343	4.000	04/01/45	90,288
1,067,733	4.500	06/01/51	1,034,174
2,535,825	4.000	07/01/56	2,355,950
1,388,583	3.500	08/01/56	1,266,788
2,567,469	3.500	10/01/56	2,349,493
1,712,395	4.000	02/01/57	1,610,335
2,892,409	3.500	09/01/62	2,600,933

			12,391,190

Government National Mortgage Association – 33.5%
669	6.000	04/15/26	669
140	6.500	01/15/32	144
452	6.500	02/15/32	467
137,511	5.500	04/15/33	141,462
3,270	5.000	11/15/33	3,288
374	6.500	08/15/34	392
488	6.500	02/15/36	515
1,101	6.500	03/15/36	1,156

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$1,747	6.500%	04/15/36	$ 1,835
5,422	6.500	05/15/36	5,706
2,586	6.500	06/15/36	2,708
14,131	6.500	07/15/36	14,919
15,050	6.500	08/15/36	15,903
32,100	6.500	09/15/36	33,955
13,180	6.500	10/15/36	13,900
19,710	6.500	11/15/36	20,911
7,898	6.500	12/15/36	8,338
3,572	6.500	01/15/37	3,766
1,360	6.500	03/15/37	1,434
1,982	6.500	04/15/37	2,097
742	6.500	05/15/37	764
790	6.500	08/15/37	835
3,714	6.500	09/15/37	3,930
5,940	6.500	10/15/37	6,386
2,494	6.500	11/15/37	2,631
1,979	6.500	05/15/38	2,098
574	6.500	02/15/39	601
125,319	5.000	01/20/40	127,280
118,271	4.500	05/15/40	118,249
91,872	5.000	07/15/40	93,309
135,787	3.500	09/15/42	128,870
132,329	3.500	02/15/45	125,322
27,071	4.000	05/20/45	26,379
19,652	4.000	07/20/45	19,149
34,501	4.000	10/20/45	33,597
106,632	4.000	01/20/46	103,838
445,263	4.500	03/20/46	444,217
875,808	4.500	02/20/47	869,947
179,622	4.500	03/20/47	179,031
1,413,226	3.500	04/20/47	1,334,368
999,626	4.500	05/20/47	995,403
172,118	4.500	06/20/47	171,498
1,406,901	4.000	06/20/47	1,366,083
49,801	4.500	07/20/47	49,560
491,168	4.500	08/20/47	488,786
404,125	3.500	12/20/47	380,860
910,553	3.500	01/20/48	858,133
540,299	4.500	09/20/48	532,951
1,303,796	5.000	11/20/48	1,309,271
645,607	4.500	12/20/48	636,423
538,633	5.000	12/20/48	540,726
94,113	4.500	01/20/49	92,745
743,328	4.000	02/20/49	717,813
306,033	4.500	02/20/49	301,488
454,178	4.500	03/20/49	447,576
1,342,353	4.000	04/20/49	1,296,276
534,749	4.000	05/20/49	515,892
391,084	3.500	07/20/49	367,499
874,128	3.500	09/20/49	821,108
325,318	4.500	10/20/49	320,691
203,995	3.500	12/20/49	191,574
645,434	3.500	12/20/50	603,961
263,504	4.000	01/20/51	252,772
1,269,986	3.500	02/20/51	1,192,367
972,576	3.000	07/20/51	876,192
791,582	2.500	09/20/51	684,119

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$564,341	2.500%	11/20/51	$ 489,668
953,239	3.000	11/20/51	858,175
737,421	2.500	12/20/51	638,087
2,801,779	2.500	02/20/53	2,455,458
9,000,000	2.000	TBA-30yr(f)	7,622,209
6,000,000	2.500	TBA-30yr(f)	5,255,813
6,000,000	3.000	TBA-30yr(f)	5,435,810
12,000,000	5.000	TBA-30yr(f)	11,927,135
5,000,000	5.500	TBA-30yr(f)	5,031,019
3,000,000	6.000	TBA-30yr(f)	3,049,059
2,000,000	6.500	TBA-30yr(f)	2,046,936

			64,715,502

Uniform Mortgage-Backed Security – 58.3%
3,604,141	1.500	05/01/32	3,301,526
667,973	1.500	07/01/35	583,152
157,829	1.500	08/01/35	137,788
1,083,971	1.500	09/01/35	946,326
1,606,330	1.500	10/01/35	1,402,355
735,904	1.500	11/01/35	642,458
797,438	1.500	12/01/35	696,177
433,137	1.500	02/01/36	378,935
112,956	4.500	07/01/36	112,313
865,791	1.500	10/01/36	762,237
7,566	4.500	12/01/36	7,523
83,484	4.500	02/01/39	83,155
2,529	4.500	03/01/39	2,525
3,199	4.500	05/01/39	3,195
1,556	4.500	07/01/39	1,554
1,638	4.000	08/01/39	1,593
3,754	4.500	09/01/39	3,740
6,586	4.500	10/01/39	6,560
15,209	4.500	02/01/40	15,186
2,759	4.500	03/01/40	2,748
1,771	4.500	04/01/40	1,764
33,719	4.500	04/01/40	33,576
15,599	4.500	06/01/40	15,574
2,611	4.500	09/01/40	2,607
73,939	4.500	09/01/40	73,625
3,818	4.500	12/01/40	3,802
30,435	4.500	01/01/41	30,306
6,390	4.500	04/01/41	6,353
4,360	4.500	04/01/41	4,335
15,565	4.500	06/01/41	15,476
16,900	4.500	07/01/41	16,803
19,825	4.500	08/01/41	19,790
49,448	4.500	08/01/41	49,354
10,895	4.500	08/01/41	10,833
59,725	4.500	09/01/41	59,385
8,696	4.500	09/01/41	8,646
33,042	4.500	10/01/41	32,854
60,099	3.500	10/01/41	56,900
15,616	3.500	11/01/41	14,792
43,625	4.500	11/01/41	43,377
37,837	4.500	12/01/41	37,622
12,930	4.500	01/01/42	12,856
39,129	3.500	01/01/42	37,077
18,444	3.500	01/01/42	17,467

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$18,657	4.500%	01/01/42	$ 18,551
6,389	3.500	02/01/42	6,028
206,363	4.000	03/01/42	200,103
2,429	4.500	03/01/42	2,440
47,986	4.000	04/01/42	46,531
5,474	4.500	04/01/42	5,449
6,097	3.500	05/01/42	5,776
23,099	3.500	06/01/42	21,856
14,606	3.500	09/01/42	13,866
48,052	3.000	09/01/42	44,281
102,557	3.500	10/01/42	96,833
13,835	3.500	10/01/42	13,078
3,980	3.000	12/01/42	3,657
7,310	3.000	12/01/42	6,747
8,930	3.000	12/01/42	8,258
239,495	3.000	12/01/42	220,377
42,455	3.500	12/01/42	40,128
12,832	3.000	01/01/43	11,874
9,098	3.000	01/01/43	8,356
24,566	3.000	01/01/43	22,737
10,325	3.000	01/01/43	9,495
21,398	3.000	02/01/43	19,757
23,950	3.500	02/01/43	22,547
137,478	3.500	02/01/43	129,751
51,044	3.000	03/01/43	47,320
7,711	3.000	03/01/43	7,121
400,878	3.000	03/01/43	368,618
131,254	3.000	03/01/43	120,749
125,100	3.500	03/01/43	118,107
170,619	3.500	03/01/43	161,162
14,403	3.500	03/01/43	13,526
21,913	3.500	03/01/43	20,581
5,642	3.000	03/01/43	5,188
195,781	3.500	03/01/43	183,869
14,891	3.000	04/01/43	13,736
6,163	3.000	04/01/43	5,655
9,960	3.000	04/01/43	9,159
35,014	3.000	04/01/43	32,201
28,168	3.000	04/01/43	25,895
64,675	3.000	04/01/43	59,522
490,586	3.000	04/01/43	451,187
185,637	3.500	04/01/43	174,342
322,134	3.500	04/01/43	302,535
26,509	3.000	05/01/43	24,414
65,562	3.000	05/01/43	60,266
243,021	3.000	05/01/43	223,378
272,315	3.000	05/01/43	250,433
24,112	3.000	05/01/43	22,131
240,323	2.500	05/01/43	212,475
4,704	3.500	05/01/43	4,418
147,083	3.000	05/01/43	135,041
39,366	3.500	05/01/43	37,145
14,374	3.500	05/01/43	13,500
40,538	3.500	05/01/43	38,072
16,744	3.000	06/01/43	15,365
11,591	3.000	06/01/43	10,653
221,025	3.500	06/01/43	207,568
210,540	3.500	06/01/43	198,607

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$319,194	3.500%	07/01/43	$ 299,773
8,118	3.000	07/01/43	7,453
226,195	3.000	07/01/43	207,819
225,463	3.500	07/01/43	212,703
44,406	3.500	07/01/43	41,704
225,191	3.500	07/01/43	211,489
53,428	3.500	07/01/43	50,177
164,407	3.500	07/01/43	154,404
33,719	3.500	07/01/43	31,668
80,251	3.500	07/01/43	75,368
55,593	3.500	07/01/43	52,210
66,710	3.500	07/01/43	62,970
22,470	3.500	07/01/43	21,102
9,692	3.500	08/01/43	9,102
37,479	3.500	08/01/43	35,199
58,536	3.500	08/01/43	54,974
46,190	3.500	08/01/43	43,379
26,298	3.500	08/01/43	24,774
165,730	3.500	08/01/43	155,646
103,850	3.500	08/01/43	97,531
197,548	3.500	08/01/43	185,528
22,159	3.500	09/01/43	20,901
41,462	3.500	01/01/44	38,978
19,414	3.500	08/01/44	18,164
13,884	3.500	09/01/44	13,072
11,936	3.500	09/01/44	11,210
60,291	3.500	10/01/44	57,094
22,150	5.000	12/01/44	22,528
15,432	3.500	01/01/45	14,584
161,563	4.000	02/01/45	157,033
12,170	3.500	03/01/45	11,382
16,851	3.500	03/01/45	15,926
47,060	3.500	03/01/45	44,477
35,334	3.500	04/01/45	33,129
470,593	3.500	05/01/45	445,640
815,029	4.500	06/01/45	808,788
48,807	3.500	07/01/45	45,761
181,548	4.000	11/01/45	175,208
7,709	3.500	11/01/45	7,228
152,845	3.500	01/01/46	143,307
54,936	4.000	03/01/46	53,017
390,910	3.500	03/01/46	370,182
12,101	3.500	03/01/46	11,342
63,303	3.500	04/01/46	59,946
306,827	3.500	05/01/46	288,161
65,629	4.000	06/01/46	63,225
146,502	4.500	06/01/46	145,329
75,552	3.000	07/01/46	68,201
202,768	4.000	07/01/46	195,340
114,532	3.000	07/01/46	103,389
19,482	4.000	08/01/46	18,769
104,273	3.000	08/01/46	94,128
45,567	3.000	09/01/46	41,134
392,637	3.000	09/01/46	354,436
121,253	3.000	10/01/46	109,456
22,873	4.000	10/01/46	22,035
16,309	3.000	10/01/46	14,723
120,995	3.000	11/01/46	109,223

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$335,535	3.000%	11/01/46	$ 302,836
101,227	3.000	11/01/46	91,377
12,169	3.000	11/01/46	10,985
82,755	3.000	12/01/46	74,703
76,831	3.000	12/01/46	69,356
94,390	3.000	12/01/46	85,206
227,287	3.000	01/01/47	205,174
19,324	3.000	01/01/47	17,444
146,929	3.000	01/01/47	132,634
624,963	3.000	01/01/47	564,159
534,898	4.500	02/01/47	530,802
49,902	3.000	02/01/47	45,047
11,645	3.000	04/01/47	10,512
98,283	3.000	04/01/47	88,720
24,895	3.000	04/01/47	22,473
324,367	3.500	06/01/47	302,010
145,750	4.500	11/01/47	144,310
5,018	4.500	02/01/48	4,956
4,669	4.500	05/01/48	4,609
260,559	4.500	05/01/48	258,473
415,643	3.500	06/01/48	386,995
233,020	4.500	07/01/48	229,844
2,003	4.500	08/01/48	1,975
9,871	4.500	08/01/48	9,740
386,746	4.500	08/01/48	381,475
413,402	4.500	08/01/48	407,767
331,871	4.500	09/01/48	327,347
6,544	4.500	10/01/48	6,489
1,214,875	5.000	11/01/48	1,230,103
40,111	4.500	11/01/48	39,552
517,815	4.500	11/01/48	510,027
270,679	4.500	12/01/48	266,904
77,975	4.500	02/01/49	76,791
235,231	4.500	02/01/49	231,658
3,161	4.500	02/01/49	3,114
2,953	4.500	02/01/49	2,908
3,760	4.500	05/01/49	3,696
324,726	3.500	07/01/49	303,347
344,545	3.500	07/01/49	321,861
440,682	3.500	08/01/49	411,531
1,690,507	3.000	09/01/49	1,527,905
5,433	4.500	11/01/49	5,340
364,620	4.500	01/01/50	359,593
48,093	4.500	02/01/50	47,363
7,570	4.500	02/01/50	7,441
621,427	3.000	03/01/50	558,010
3,951,727	4.500	03/01/50	3,913,998
440,007	4.500	04/01/50	431,706
418,853	4.500	09/01/50	411,743
3,532,267	2.500	09/01/50	3,063,515
340,126	3.000	10/01/50	304,913
687,667	3.000	10/01/50	620,127
682,210	3.000	10/01/50	611,581
525,065	3.000	10/01/50	473,495
3,837,404	2.000	10/01/50	3,156,700
971,126	2.500	11/01/50	839,217
3,822,188	2.000	12/01/50	3,142,996
964,325	2.500	01/01/51	822,634

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$4,586,238	2.000%	02/01/51	$ 3,767,008
11,510,928	2.000	05/01/51	9,432,800
3,541,826	2.500	05/01/51	3,061,845
4,422,133	2.500	05/01/51	3,796,675
1,912,277	2.500	07/01/51	1,650,107
2,437,019	2.500	07/01/51	2,095,455
1,913,128	2.500	07/01/51	1,647,097
1,962,564	2.500	07/01/51	1,687,498
1,718,075	2.500	09/01/51	1,482,024
1,813,278	2.000	11/01/51	1,485,434
2,541,679	2.500	12/01/51	2,188,896
2,631,344	2.500	12/01/51	2,261,182
30,847	2.000	02/01/52	25,491
706,149	6.000	11/01/52	727,949
950,289	4.500	05/01/53	933,475
113,448	6.500	05/01/53	116,810
284,523	6.500	05/01/53	292,243
372,149	6.500	05/01/53	383,294
852,107	6.500	06/01/53	877,358
327,299	6.500	07/01/53	337,101
1,261,622	6.500	08/01/53	1,299,009
278,373	6.500	09/01/53	285,970
189,002	6.500	09/01/53	194,159
157,865	6.500	09/01/53	162,543
949,143	6.500	09/01/53	974,897
423,976	6.500	10/01/53	436,672
689,353	6.500	10/01/53	709,997
1,908,227	6.500	10/01/53	1,965,372
452,234	6.500	10/01/53	465,777
762,273	6.500	10/01/53	785,100
750,543	6.500	10/01/53	773,020
990,286	6.500	11/01/53	1,029,535
371,834	6.500	11/01/53	382,969
999,285	6.500	12/01/53	1,029,211
3,000,000	2.000	TBA-30yr(f)	2,453,015
2,000,000	2.500	TBA-30yr(f)	1,703,438
4,000,000	2.000	TBA-30yr(f)	3,584,750
1,000,000	5.500	TBA-30yr(f)	1,004,922
2,000,000	6.000	TBA-30yr(f)	2,031,876
2,000,000	7.000	TBA-30yr(f)	2,062,736
2,000,000	7.000	TBA-30yr(f)	2,062,111

			112,554,062

TOTAL FEDERAL AGENCIES			$ 203,956,533

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $245,358,120)			$ 236,133,861

Asset-Backed Securities(c) – 3.7%
Automotive – 0.2%
GM Financial Consumer Automobile Receivables Trust Series 2023-1, Class A2A
$279,335	5.190%	03/16/26	$ 278,738

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Automotive – (continued)
Nissan Auto Receivables Owner Trust Series 2023-B, Class A3
$150,000	5.930%	03/15/28	$ 153,626

			432,364

Collateralized Loan Obligations(e) – 3.2%
Apidos CLO XXXV Ltd. Series 2021-35A, Class D(b) (3 mo. USD Term SOFR + 2.912%)
750,000	8.327	04/20/34	729,558
Battalion CLO XII Ltd. Series 2018-12A, Class A1(b) (3 mo. USD Term SOFR + 1.332%)
769,052	6.701	05/17/31	768,287
CIFC Funding Ltd. Series 2023-3A, Class D(b) (3 mo. USD Term SOFR + 4.250%)
500,000	0.000	01/20/37	500,000
Helios Issuer LLC Series 2023-GRID1, Class 1A
98,384	5.750	12/20/50	100,437
Pikes Peak CLO Ltd. Series 2023-12A, Class A(b) (3 mo. USD Term SOFR + 2.100%)
1,200,000	7.516	04/20/36	1,206,754
Shackleton CLO Ltd. Series 2019-14A, Class A1R(b) (3 mo. USD Term SOFR + 1.462%)
1,250,000	6.877	07/20/34	1,244,745
TCW CLO Ltd. Series 2023-1A, Class A1N(b) (3 mo. USD Term SOFR + 2.070%)
700,000	7.460	04/28/36	704,624
Zais CLO 15 Ltd. Series 2020-15A, Class A1R(b) (3 mo. USD Term SOFR + 1.612%)
925,000	7.002	07/28/32	916,528

			6,170,933

Credit Card – 0.3%
Discover Card Execution Note Trust Series 2023-A1, Class A
600,000	4.310	03/15/28	595,228

TOTAL ASSET-BACKED SECURITIES (Cost $7,170,358)			$ 7,198,525

U.S. Treasury Obligations – 1.5%
U.S. Treasury Bonds
$340,000	4.750%	11/15/43	$ 365,341
480,000	4.125	08/15/53	486,525
U.S. Treasury Inflation-Indexed Bonds
175,960	1.500	02/15/53	160,159
U.S. Treasury Notes
1,840,000	4.375	11/30/28	1,883,125

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,803,653)			$ 2,895,150

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(g) – 0.7%
U.S. Treasury Obligations – 0.7%
U.S. Treasury Bills
$1,400,000	0.000%	01/16/24	$ 1,397,139
(Cost $1,396,926)

TOTAL SHORT-TERM INVESTMENTS (Cost $1,396,926)			$ 1,397,139

TOTAL INVESTMENTS – 128.3% (Cost $256,729,057)			$247,624,675

OTHER ASSETS IN EXCESS OF LIABILITIES – (28.3)%			(54,629,706)

NET ASSETS – 100.0%			$192,994,969

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2023.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2023.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $55,270,829 which represents approximately 28.8% of net assets as of December 31, 2023.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2023, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.500%	TBA - 30yr	01/22/24	$(1,000,000)	$(931,438)
Government National Mortgage Association	4.000	TBA - 30yr	01/22/24	(1,000,000)	(955,331)
Uniform Mortgage-Backed Security	1.500	TBA - 15yr	01/18/24	(2,000,000)	(1,741,740)
Uniform Mortgage-Backed Security	3.000	TBA - 30yr	01/16/24	(3,000,000)	(2,655,469)
Uniform Mortgage-Backed Security	3.500	TBA - 30yr	01/16/24	(1,000,000)	(917,969)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	01/16/24	(9,000,000)	(8,731,402)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	01/16/24	(10,000,000)	(9,899,995)
Uniform Mortgage-Backed Security	6.500	TBA - 30yr	01/16/24	(8,000,000)	(8,196,244)

(PROCEEDS RECEIVABLE: $(33,537,129))					$(34,029,588)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	37	03/19/24	$4,176,953	$780
20 Year U.S. Treasury Bonds	6	03/19/24	749,625	7,949
5 Year U.S. Treasury Notes	41	03/28/24	4,459,711	(1,053)

Total				$7,676

Short position contracts:
2 Year U.S. Treasury Notes	(19)	03/28/24	(3,912,367)	(2,955)
Ultra 10-Year U.S. Treasury Note	(28)	03/19/24	(3,304,437)	(148,395)
Ultra Long U.S. Treasury Bonds	(21)	03/19/24	(2,805,469)	(158,306)

Total				$(309,656)

TOTAL FUTURES CONTRACTS				$(301,980)

SWAP CONTRACTS — At December 31, 2023, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund(a)	Termination Date	Notional Amount (000s)(b)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR	3.731%	11/28/27	$1,990	$22,860	$7,262	$15,598
2.680%	12M SOFR	07/28/32	2,430	61,269	29,990	31,279
12M SOFR	4.306	10/05/33	4,030	144,833	(333)	145,166
12M SOFR	2.910	07/28/37	5,910	(129,279)	(90,718)	(38,561)
12M SOFR	3.391	05/10/38	6,350	(38,161)	(44,277)	6,116
2.080	12M SOFR	07/28/47	5,920	134,524	101,403	33,121
2.564	12M SOFR	05/11/53	5,400	57,400	28,630	28,770
3.614	12M SOFR	11/15/53	2,150	(92,785)	(14,245)	(78,540)

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund(a)	Payments Received by Fund(a)	Termination Date	Notional Amount (000s)(b)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.513%	12M SOFR	11/29/53	$630	$(22,739)	$(9,426)	$(13,313)

TOTAL				$137,922	$8,286	$129,636

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2023.

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
LLC	— Limited Liability Company
MTA	— Monthly Treasury Average
PI	— Private Investment
REMICS	— Real Estate Mortgage Investment Conduits
RFUCC1 yr.	— 1 year Refinitiv USD IBOR Consumer Cash Fallbacks Term
RFUCC6 mo.	— 6 month Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
USD	— US. Dollar

Abbreviation:
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

v. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vi. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

vii. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2023:

ENHANCED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$332,142,602	$—
Asset-Backed Securities	—	122,080,514	—
Mortgage-Backed Obligations	—	20,536,632	—
Agency Debentures	—	6,375,621	—
Sovereign Debt Obligations	—	6,220,827	—
Municipal Debt Obligations	—	677,269	—
Investment Companies	11,123,252	—	—
Short-term Investments	21,360,675	5,510,417	—

Total	$32,483,927	$493,543,882	$—

Derivative Type

Assets
Interest Rate Swap Contracts(a)	$—	$88,931	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ENHANCED INCOME (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities
Futures Contracts(a)	$(294,094)	$—	$—
Interest Rate Swap Contracts(a)	—	(110,480)	—

Total	$(294,094)	$(110,480)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOVERNMENT INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$72,801,868	$—
Agency Debentures	—	38,322,510	—
U.S. Treasury Obligations	24,230,718	—	—
Asset-Backed Securities	—	2,725,393	—
Municipal Debt Obligations	—	2,161,158	—
Sovereign Debt Obligations	—	700,294	—
Investment Companies	477,260	—	—

Total	$24,707,978	$116,711,223	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(13,373,218)	$—

Derivative Type

Assets(a)
Futures Contracts	$244,995	$—	$—
Interest Rate Swap Contracts	—	268,988	—

Total	$244,995	$268,988	$—

Liabilities(a)
Futures Contracts	$(263,590)	$—	$—
Interest Rate Swap Contracts	—	(110,745)	—

Total	$(263,590)	$(110,745)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INFLATION PROTECTED SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$284,314,350	$—	$—

Total	$284,314,350	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$344,190	$—	$—
Interest Rate Swap Contracts(a)	—	4,328,226	—

Total	$344,190	$4,328,226	$—

Liabilities
Futures Contracts(a)	$(750,179)	$—	$—
Interest Rate Swap Contracts(a)	—	(1,175,966)	—

Total	$(750,179)	$(1,175,966)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

SHORT DURATION BOND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$717,396,610	$—
Mortgage-Backed Obligations	—	226,223,032	—
Asset-Backed Securities	—	164,473,775	—
U.S. Treasury Obligations	132,412,732	—	—
Sovereign Debt Obligations	—	49,197,435	—
Common Stock and/or Other Equity Investments(a)
Asia	—	7,379	—
Investment Companies	5,140,006	—	—
Short-term Investments	—	11,909,604	—

Total	$137,552,738	$1,169,207,835	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(46,606,855)	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT DURATION BOND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$1,626,822	$—
Futures Contracts(b)	2,517,449	—	—
Interest Rate Swap Contracts(b)	—	14,128,929	—
Credit Default Swap Contracts(b)	—	226,346	—
Purchased Option Contracts	—	29,786	—

Total	$2,517,449	$16,011,883	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(1,731,213)	$—
Futures Contracts(b)	(1,333,401)	—	—
Interest Rate Swap Contracts(b)	—	(5,660,395)	—
Written Option Contracts	—	(834,394)	—

Total	$(1,333,401)	$(8,226,002)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

SHORT DURATION GOVERNMENT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$284,666,651	$—	$—
Mortgage-Backed Obligations	—	194,480,339	—
Agency Debentures	—	84,712,680	—
Investment Companies	725,165	—	—
Short-term Investments	11,980,913	—	—

Total	$297,372,729	$279,193,019	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(43,389,906)	$—

Derivative Type

Assets
Futures Contracts(a)	$2,187,008	$—	$—
Interest Rate Swap Contracts(a)	—	719,136	—

Total	$2,187,008	$719,136	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT DURATION GOVERNMENT (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities
Futures Contracts(a)	$(5,427,030)	$—	$—
Interest Rate Swap Contracts(a)	—	(391,584)	—

Total	$(5,427,030)	$(391,584)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

SHORT-TERM CONSERVATIVE INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$933,247,219	$—
U.S. Treasury Obligations	164,232,265	—	—
Agency Debentures	—	100,640,462	—
Municipal Debt Obligations	—	12,097,611	—
Investment Companies	86,224,657	—	—
Short-term Investments	24,673,576	583,989,923	—

Total	$275,130,498	$1,629,975,215	$—

U.S. MORTGAGES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$236,133,861	$—
Asset-Backed Securities	—	7,198,525	—
U.S. Treasury Obligations	2,895,150	—	—
Short-term Investments	1,397,139	—	—

Total	$4,292,289	$243,332,386	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(34,029,588)	$—

Derivative Type

Assets(a)
Futures Contracts	$8,729	$—	$—
Interest Rate Swap Contracts	—	260,050	—

Total	$8,729	$260,050	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

U.S. MORTGAGES (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities(a)
Futures Contracts	$(310,709)	$—	$—
Interest Rate Swap Contracts	—	(130,414)	—

Total	$(310,709)	$(130,414)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

The Funds’ risks include, but are not limited to, the following:

Asset-Backed Securities Risk — Asset-backed securities are subject to credit/default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Funds to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Collateralized Loan Obligations Risk — The Fund may invest in collateralized loan obligations (“CLOs”) and other similarly structured investments. A CLO is an asset-backed security whose underlying collateral is a pool of loans, which may include, among others, floating rate and fixed rate senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. In addition to the normal risks associated with loan-and credit-related securities discussed elsewhere in the Prospectus (e.g., loan-related investments risk, interest rate risk and default risk), investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, (“SOFR”), a term SOFR rate published by CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risk — Mortgage-related and other asset-backed securities are subject to credit/ default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Funds to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities, particularly during periods of rising interest rates. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Funds’ and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.